                                                             Investment
                                                             Portfolios
                                                             offered by
                                                             BlackRock Provident
                                                             Institutional Funds

                                                             Annual Report
                                                             October 31, 2002


                                                        [LOGO] BLACKROCK

                                                  PROVIDENT INSTITUTIONAL FUNDS

                                    [GRAPHIC]


--------------------------------------------------------------------------------

  [LOGO] BLACKROCK                                 100 Bellevue Parkway
PROVIDENT INSTITUTIONAL FUNDS                                 4th Floor
                                                   Wilmington, DE 19809
                                                         (302) 797-2000
                                                          www.brpif.com

                                                              December 12, 2002

Dear Shareholder:

   We are pleased to present the Annual Report to Shareholders of BlackRock Provident Institutional Funds for the year ended October 31, 2002.

   Included is the Investment Adviser's Report with commentary on the United States economy and its impact on the performance and asset levels in our Funds.

   BlackRock Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                     Sincerely,
                                     /s/ Ralph Schlosstein
                                     Ralph Schlosstein
                                     Chairman & President

                    BLACKROCK PROVIDENT INSTITUTIONAL FUNDS
                    Annual Report of the Investment Adviser

In the twelve months ended October 31, 2002, the U.S. economy struggled to recover from last year's recession and the aftermath of the terrorist attacks on September 11. For a time, the results were encouraging, as gross domestic product grew by 2.7% in the fourth quarter of 2001 and by 5% in this year's first quarter. The source of the strength, however, came solely from consumer spending; business spending and capital investments failed to participate. By mid-summer, it was apparent that the economy was again faltering and the Federal Reserve, which had ended its policy of monetary accommodation in December 2001, might have to lower interest rates again to prevent a double dip. Market sentiment grew more pessimistic too, as the equity markets continued their three-year decline and a widening of corporate governance issues struck at investor confidence and the credibility of the financial markets. By the end of the third quarter, the underlying strength of the economy was, in fact, much weaker than the 3.1% GDP report suggested. The index of leading indicators, for example, was in the midst of a three-month decline and consumer confidence plunged in October to a reading of 79 versus 93 in September. At the September FOMC meeting, two members dissented from the majority decision to hold rates steady, and urged instead that rates be lowered. At the next meeting on November 6, the vote was unanimous to cut the federal funds rate by fifty basis points to 1.25%, a 41-year low.

The investment strategy of the Trust's ten money market portfolios centered on keeping the average weighted maturities extended for most of the period. Early in the year, incremental yield was added by extending out a positively-sloped yield curve. From July on, the same strategy served to protect against a sharp flattening of the money market yield curve and to position the portfolios for the possibility that the Fed might have to lower interest rates again. In the third quarter, the yield curve shifted from a positive slope of fifty basis points to a negative slope of ten basis points. Nine to twelve-month investments made early in the quarter at yields above 2.00-2.25% should benefit the portfolios in the current rate environment. TempFund, rated AAA by both Moody's and Standard & Poor's, kept its average maturity target in the mid 50-day range, while TempCash extended beyond 70 days. The government and municipal portfolios also maintained longer maturities of 50-60 days. Total assets of the Trust ended the October fiscal year at $43.2 billion, down $3.7 billion from a year earlier, as the yield spread advantage gradually diminished over the ten months of unchanged monetary policy. The November 6 rate cut, however, renewed asset inflows and Trust assets surged to $57.3 billion on November 18. The focus on portfolio credit quality also remained a key objective during the year. Our research staff paid close scrutiny to all portfolio holdings and acted quickly and prudently to restrict or suspend issuers whose creditworthiness or ratings came into question. The portfolios' longer maturing investments were often made with government obligations to reduce the exposure to corporate credit risk. On October 31, the one-day yields on TempFund and TempCash were 1.68% and 1.72%, respectively. Interestingly, because of an abundance of supply in the short-term municipal market, particularly a large offering of California Revenue Anticipation Notes, yields on municipal money market funds matched those of their taxable counterparts. MuniFund, for example, had a one-day yield of 1.65% on October 31, 2002, while MuniCash was 1.76%. When compared to their respective Lipper peer groups, all ten of the Trust's portfolios ranked in the top quartile for the one, three and twelve months ended October 31, 2002.

We value your relationship with the BlackRock Provident Institutional Funds and look forward to meeting all your future institutional liquidity needs.

                                 BlackRock Institutional Management Corporation

                    BlackRock Provident Institutional Funds
                              TempFund Portfolio
                            Statement of Net Assets
                               October 31, 2002
--------------------------------------------------------------------------------

                           Par
              Maturity    (000)         Value
              --------   --------  ----------------
AGENCY OBLIGATIONS--16.7%
Federal Farm Credit Bank Bonds--0.1%
   4.25%      07/01/03   $ 25,608  $     25,917,050

                                   ----------------
Federal Home Loan Bank Bonds--6.0%
   6.25%      11/15/02     50,000        50,081,798
   2.25%      12/27/02    160,000       160,000,000
   5.13%      01/13/03    359,825       361,813,773
   2.60%      04/08/03    150,000       150,000,000
   2.80%      04/11/03    150,000       150,000,000
   2.65%      06/16/03    246,000       245,966,976
   4.50%      07/07/03     82,000        83,154,813
   5.58%      09/02/03     58,770        60,548,329
   2.01%      10/10/03    210,000       210,000,000

                                   ----------------
                                      1,471,565,689

                                   ----------------
Federal Home Loan Bank Discount Notes--0.2%
   2.28%      02/28/03     40,000        39,982,981

                                   ----------------
Federal Home Loan Mortgage Corporation Bonds--0.5%
   4.75%      03/15/03     24,000        24,192,269
   7.38%      05/15/03     46,335        47,585,459
   3.50%      09/15/03     50,000        50,701,064

                                   ----------------
                                        122,478,792

                                   ----------------
Federal Home Loan Mortgage Corporation Discount
 Notes--1.5%
   2.15%      11/07/02     30,000        29,989,250
   1.60%      12/24/02    231,061       230,516,723
   1.92%      07/17/03    120,500       118,841,920

                                   ----------------
                                        379,347,893

                                   ----------------
Federal National Mortgage Association Bonds--1.2%
   2.25%      01/28/03     58,500        58,498,855
   5.00%      02/14/03     10,000        10,078,080
   4.63%      05/15/03    100,000       101,600,625
   4.00%      08/15/03    114,581       116,523,946

                                   ----------------
                                        286,701,506

                                   ----------------
Federal National Mortgage Association Discount
 Notes--7.2%
   1.61%      11/06/02    622,500       622,360,802
   2.40%      11/15/02     45,000        44,958,000
   1.65%      12/24/02    500,000       498,785,417
   1.65%      12/31/02    300,000       299,175,000
   1.66%      12/31/02    300,000       299,172,500

                                   ----------------
                                      1,764,451,719

                                   ----------------
    TOTAL AGENCY OBLIGATIONS
     (Cost $4,090,445,630)            4,090,445,630

                                   ----------------

                              Par
                 Maturity    (000)          Value
                 --------    --------  ----------------
CERTIFICATES OF DEPOSIT--10.4%
Domestic Certificates of Deposit
  Bank of New York (A-1+, P-1)
   1.73%         01/27/03   $100,000   $    100,002,396
   2.34%         02/21/03     18,000         18,000,000
   2.34%         02/24/03    162,000        162,000,000
   2.12%         08/12/03     25,000         25,021,055
   2.14%         08/12/03     55,000         55,050,610
   2.07%         08/20/03     59,000         59,021,069
  Bank One Illinois N.A. (A-1, P-1)
   1.67%         02/18/03    475,000        475,000,000
  Citibank N.A. (A-1+, P-1)
   1.71%         01/31/03    318,000        318,000,000
  First Tennessee National Association
   Bank (A-1, P-1)
   1.77%         11/22/02    130,000        129,999,230
  Harris Trust & Savings Bank
   (A-1+, P-1)
   1.75%         11/12/02    150,000        150,000,000
   1.76%         11/19/02    150,000        150,000,000
  J.P. Morgan Chase Bank N.A.
   (A-1+, P-1)
   1.78%         12/06/02    300,000        300,000,000
  Marshall & Ilsley Bank (A-1, P-1)
   1.70%         11/21/02     70,000         70,000,000
   1.70%         11/22/02    100,000        100,000,000
  National City Bank Indiana (A-1, P-1)
   2.29%         11/19/02    150,000        150,000,000
   2.40%         11/25/02    150,000        150,000,000
  State Street Bank & Trust Co.
   (A-1+, P-1)
   2.12%         07/10/03     80,000         80,000,000
  U.S. Bank, N.A. (A-1, P-1)
   2.02%         08/22/03     50,000         50,000,000

                                       ----------------
    TOTAL CERTIFICATES OF
     DEPOSIT (Cost
     $2,542,094,360)                      2,542,094,360

                                       ----------------
COMMERCIAL PAPER--34.2%
Asset Backed Securities--22.5%
  Amstel Funding Corp. (A-1+, P-1)
   1.80%         12/04/02    246,684        246,276,971
   1.80%         12/11/02    103,971        103,763,058
   1.80%         12/13/02    150,000        149,685,000
   1.80%         12/20/02     90,000         89,779,500
   1.75%         01/07/03    350,000        348,860,069
   1.85%         01/07/03     69,081         68,843,150
   1.85%         01/14/03     47,527         47,346,265
  Atlantis One Funding Corp. (A-1+, P-1)
   1.70%         11/14/02     57,258         57,222,850
  Corporate Asset Funding Co. (A-1+, P-1)
   1.73%         11/19/02    130,000        129,887,550

                See accompanying notes to financial statements.

                              TempFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                             Par
               Maturity     (000)          Value
               --------     --------  ----------------
COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
  Corporate Receivable Corp. (A-1+, P-1)
   1.73%       11/18/02    $113,000   $    112,907,685
   1.74%       11/18/02     100,000         99,917,833
  CXC LLC (A-1+, P-1)
   1.68%       11/06/02     141,600        141,566,960
   1.74%       11/18/02      50,000         49,958,917
   1.74%       12/05/02     100,000         99,835,667
   1.72%       12/18/02     100,000         99,775,445
   1.70%       12/19/02     190,000        189,569,333
   1.79%       01/16/03     150,000        149,433,167
  Edison Asset Securitization LLC (A-1+, P-1)
   1.72%       12/10/02     143,006        142,739,532
   1.72%       12/12/02     200,000        199,608,222
   1.79%       12/23/02     150,000        149,612,167
   1.71%       01/13/03      97,500         97,161,919
   1.72%       01/16/03     250,000        249,092,222
   1.78%       01/21/03      77,361         77,051,169
  Enterprise Funding Corp. (A-1+, P-1)
   1.77%       11/15/02     100,000         99,931,167
  Fairway Finance Corp. (A-1, P-1)
   1.76%       11/08/02      50,000         50,000,000
   1.76%       11/13/02      80,000         80,000,000
   1.76%       12/02/02     100,000         99,848,444
   1.79%       01/27/03      25,120         25,011,335
  Fcar Owner Trust (A-1+, P-1)
   1.75%       11/15/02     100,000         99,931,945
   1.75%       11/18/02     100,000         99,917,361
   1.75%       11/19/02     100,000         99,912,500
   1.77%       11/19/02     100,000         99,911,500
   1.77%       12/03/02     100,000         99,842,667
   1.78%       12/03/02     142,000        141,775,325
   1.78%       12/05/02      60,000         59,899,133
   1.77%       12/11/02     100,000         99,803,333
   1.80%       01/22/03     100,000         99,590,000
  Moat Funding LLC (A-1+, P-1)
   1.71%       11/19/02     100,000         99,914,500
   1.79%       11/21/02      47,500         47,452,764
   1.76%       11/25/02      40,000         39,953,067
  Ness LLC (A-1, P-1)
   1.74%       01/06/03      56,732         56,551,025
  Park Avenue Receivables (A-1, P-1)
   1.80%       12/02/02     104,123        103,961,609
  Pennine Funding LLC (A-1+, P-1)
   1.71%       01/09/03      68,000         67,777,130
  Receivables Capital Corp. (A-1+, P-1)
   1.67%       11/12/02      86,071         86,027,080
   1.77%       11/12/02      76,845         76,803,440
   1.70%       01/03/03      52,281         52,125,464

                            Par
               Maturity    (000)         Value
               --------   --------  ----------------
COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
  Sheffield Receivables Corp. (A-1+, P-1)
   1.76%       11/04/02   $273,610  $    273,569,871
  Trident Capital Finance (A-1+, P-1)
   1.78%       11/07/02    240,000       239,928,800

                                    ----------------
                                       5,499,334,111

                                    ----------------
Banks--7.0%
  Barclays U.S. Funding Corp. (A-1+, P-1)
   1.69%       01/08/03     90,000        89,712,700
  Deutsche Bank Financial LLC (A-1+, P-1)
   2.08%       07/10/03    294,000       289,746,596
  Forrestal Funding Master Trust (A-1+, P-1)
   1.78%       11/21/02    217,775       217,559,645
  Intrepid Funding Master Trust (A-1+, P-1)
   1.78%       11/22/02    104,742       104,633,243
  J.P. Morgan Chase & Co. (A-1, P-1)
   1.70%       01/08/03    350,000       348,876,111
  Marshall & Ilsley Corp. (A-1, P-1)
   1.77%       11/19/02     50,000        49,955,750
  Variable Funding Capital (A-1, P-1)
   1.76%       11/05/02    180,000       179,964,800
   1.70%       01/06/03     90,000        89,719,500
   1.70%       01/07/03     50,000        49,841,805
   1.71%       01/08/03    300,000       299,031,000

                                    ----------------
                                       1,719,041,150

                                    ----------------
Electronic & Other Electrical Equipment--1.7%
  General Electric Co. (A-1+, P-1)
   1.71%       12/30/02    408,000       406,856,580

                                    ----------------
Finance Services--1.6%
  UBS Finance Delaware, Inc. (A-1+, P-1)
   1.89%       11/01/02    400,000       400,000,000

                                    ----------------
Insurance Carriers--0.4%
  Triple A One Funding Corp. (A-1, P-1)
   1.81%       11/04/02    100,026       100,010,913

                                    ----------------
Sugar & Confectionary Products--1.0%
  Nestle Capital Corp. (A-1+, P-1)
   1.76%       02/10/03     45,000        44,777,800
   1.73%       02/11/03    187,000       186,083,388

                                    ----------------
                                         230,861,188

                                    ----------------
    TOTAL COMMERCIAL PAPER
     (Cost $8,356,103,942)             8,356,103,942

                                    ----------------

                See accompanying notes to financial statements.

                              TempFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------


                               Par
                  Maturity    (000)          Value
                  --------    --------  ----------------
U.S. TREASURY BILLS--1.6%
   1.55%          01/02/03   $300,000   $    299,201,750
   1.55%          01/09/03    100,000         99,703,875

                                        ----------------
    TOTAL U.S. TREASURY BILLS
     (Cost $398,905,625)                     398,905,625

                                        ----------------
VARIABLE RATE OBLIGATIONS--24.0%
Banks--8.6%
  American Express Centurion Bank
   (A+, Aa3)
   1.78%(b)       11/14/02    200,000        200,000,000
  Citigroup, Inc. (AA-, Aa1)
   1.90%(b)       12/02/02    181,800        181,909,411
  First Union National Bank (A+, Aa3)
   2.04%(b)       11/18/02     25,000         25,008,038
   1.87%(b)       11/29/02     50,000         50,034,442
   1.97%(b)       12/20/02     83,000         83,023,934
  National City Bank (Indiana) (A+, Aa3)
   1.79%          11/01/02    200,000        199,990,110
  SMM Trust Series 2001G (A-1, P-1)
   1.82%(b)       12/13/02    135,000        135,000,000
  SMM Trust Series 2002G (A-1, P-1)
   1.81%(b)       12/03/02    431,864        431,864,000
  U.S. Bank N.A. (A-1, P-1)
   1.71%(b)       01/02/03    250,000        249,933,085
  Wachovia Bank N.A. (A-1, P-1)
   1.80%(b)       11/01/02    200,000        200,000,000
  Wells Fargo Bank N.A. (AA-, Aa1)
   1.80%(b)       11/01/02    190,000        190,000,000
  Wells Fargo Financial, Inc. (A+, Aa2)
   1.85%(b)       11/01/02    150,000        150,001,356

                                        ----------------
                                           2,096,764,376

                                        ----------------
Federal Home Loan Bank--1.6%
  Federal Home Loan Bank Variable
   Rate Notes
   1.63%(b)       12/28/02    400,000        399,789,933

                                        ----------------
Finance Services--1.4%
  Credit Suisse First Boston USA, Inc.
   (AA-, Aa3)
   1.81%(b)       11/18/02     90,000         90,000,000
   1.80%(b)       12/26/02    200,000        200,000,000
  Donaldson Lufkin & Jenrette, Inc.
   (AA-, Aa3)
   2.34%(b)       01/21/03     42,100         42,256,924

                                        ----------------
                                             332,256,924

                                        ----------------
Life Insurance--0.4%
  John Hancock Global Funding II
   (AA+, Aa2)
   1.75%(b)       11/07/02     99,000         99,000,000

                                        ----------------

                               Par
                   Maturity   (000)         Value
                   --------  --------  ----------------
VARIABLE RATE OBLIGATIONS (continued)
Pharmaceutical Preparations--0.8%
  Merck & Co., Inc.
   1.79%(b)        11/26/02  $200,000  $    200,003,077

                                       ----------------
Security Brokers & Dealers--8.7%
  Merrill Lynch & Co., Inc. (A+, Aa3)
   2.01%(b)        11/04/02    46,850        46,879,106
   1.78%(b)        11/08/02   200,000       200,000,000
   1.85%(b)        11/12/02   250,000       250,000,000
   1.78%(b)        11/18/02   419,000       418,985,647
   2.07%(b)        12/02/02    70,000        70,082,636
   1.95%(b)        12/10/02   141,000       141,116,094
   1.95%(b)        12/24/02    56,375        56,426,434
   1.98%(b)        12/26/02    54,870        54,945,029
   1.93%(b)        01/08/03    12,200        12,212,400
   2.00%(b)        01/27/03    72,950        72,986,792
  Morgan Stanley Dean Witter & Co. (A-1, P-1)
   1.96%           11/01/02   265,000       265,000,000
  Salomon Smith Barney Holdings, Inc.
   (AA-, Aa1)
   1.79%(b)        01/28/03   535,000       535,000,000

                                       ----------------
                                          2,123,634,138

                                       ----------------
Short Term Business Credit Institutions--2.5%
  American Express Credit Corp.
   (A+, Aa3)
   1.80%(b)        11/29/02   200,000       200,002,411
  General Electric Capital Corp.
   (AAA, Aaa)
   1.88%(b)        11/04/02    71,600        71,666,226
   1.85%(b)        11/18/02   155,000       155,000,000
   1.83%(b)        11/25/02   179,500       179,531,094

                                       ----------------
                                            606,199,731

                                       ----------------
    TOTAL VARIABLE RATE
     OBLIGATIONS
     (Cost $5,857,648,179)                5,857,648,179

                                       ----------------
MUNICIPAL BONDS--2.1%
California--2.0%
  California State RB Series 2002F DN
   (SP-1, MIG-1)
   1.79% (b)       11/07/02  $486,675       486,675,000

                                       ----------------

                See accompanying notes to financial statements.

                              TempFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                   Par
                    Maturity      (000)            Value
                    --------       --------   ----------------
MUNICIPAL BONDS (continued)
Illinois--0.1%
  Illinois State Health Facilities Authority
   RB (Evanston Hospital Project)
   TECP (A-1+, VMIG-1)
   1.75%            01/16/03     $ 40,000     $     40,000,000

                                              ----------------
    TOTAL MUNICIPAL BONDS
      (Cost $526,675,000)                          526,675,000

                                              ----------------
MEDIUM TERM NOTES--3.9%
Security Brokers & Dealers--2.0%
  Goldman Sachs Group PN (A+, Aa3)
   1.82%            12/19/02      500,000          500,000,000

                                              ----------------
Short Term Business Credit Institutions--1.9%
  General Electric Capital Corp. (AAA,
   Aaa)
   7.00%            02/03/03      134,500          136,053,615
   2.38%            02/21/03      325,000          325,000,000

                                              ----------------
                                                   461,053,615

                                              ----------------
    TOTAL MEDIUM TERM NOTES
      (Cost $961,053,615)                          961,053,615

                                              ----------------
REPURCHASE AGREEMENTS--9.1%
  Goldman, Sachs & Co.
   1.93%            11/01/02       50,000           50,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $50,002,681,
    collateralized by $65,482,964
    Federal Home Loan Mortgage
    Corporation Bonds and Federal
    National Mortgage Association
    Bonds 5.50% to 7.00% due from
    07/01/18 to 11/01/32. The market
    value is $51,500,000.)
  J.P. Morgan Securities, Inc.
   1.79%            11/01/02      242,000          242,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $242,012,033,
    collateralized by $291,815,000
    Resolution Funding Corporation
    Principal Strips and U.S. Treasury
    Notes and Securities 5.50% to
    12.75% due from 05/31/03 to
    07/15/20. The market value is
    $247,139,721.)

                                   Par
                  Maturity        (000)             Value
                  --------         --------    ----------------
REPURCHASE AGREEMENTS (continued)
  Merrill Lynch Government Securities Inc.
   1.87%          11/01/02       $125,000      $    125,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $125,006,493,
    collateralized by $128,617,000
    U.S. Treasury Bills and World
    Bank Discount Notes 0.00% due
    from 11/29/02 to 02/26/03. The
    market value is $128,340,187.)
  Morgan Stanley & Co. Incorporated
   1.83%          11/01/02        107,300           107,300,000
   (Agreement dated 10/31/02 to be
    repurchased at $107,305,454,
    collateralized by $275,032,434
    Federal Home Loan Bank Bonds,
    Federal Home Loan Mortgage
    Corporation Bonds, Notes and
    Strips, Federal National Mortgage
    Association Bonds, Discount
    Notes and Strips and U.S.
    Treasury Strips 0.00% to 7.50%
    due from 07/25/03 to 09/01/32.
    The market value is
    $111,068,088.)
  Morgan Stanley & Co. Incorporated
   1.91%          11/01/02        450,000           450,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $450,023,875,
    collateralized by $1,153,444,506
    Federal Home Loan Bank Bonds,
    Federal Home Loan Mortgage
    Corporation Bonds, Notes and
    Strips, Federal National Mortgage
    Association Bonds, Discount
    Notes and Strips and U.S.
    Treasury Strips 0.00% to 7.50%
    due from 07/25/03 to 09/01/32.
    The market value is
    $465,802,793.)

                See accompanying notes to financial statements.

                              TempFund Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------


                              Par
               Maturity      (000)           Value
               --------     ---------   ----------------
REPURCHASE AGREEMENTS (continued)
  Morgan Stanley & Co. Incorporated
   1.93%       11/01/02    $ 212,213    $    212,213,000
   (Agreement dated 10/31/02 to be
    repurchased at $212,224,377,
    collateralized by $543,946,487
    Federal Home Loan Bank Bonds,
    Federal Home Loan Mortgage
    Corporation Bonds, Notes and
    Strips, Federal National Mortgage
    Association Bonds, Discount
    Notes and Strips and U.S.
    Treasury Strips 0.00% to 7.50%
    due from 07/25/03 to 09/01/32.
    The market value is
    $219,665,352.)
  UBS Warburg LLC.
   1.90%       11/01/02      825,700         825,700,000
   (Agreement dated 10/31/02 to be
    repurchased at $825,743,579,
    collateralized by $2,064,808,577
    Federal Home Loan Mortgage
    Corporation Strips and Resolution
    Funding Corporation Principal
    Strips 0.00% to 9.38% due from
    10/15/19 to 01/01/32. The market
    value is $850,473,074.)
  UBS Warburg LLC.
   1.83%       11/01/02      200,000         200,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $200,010,167,
    collateralized by $375,395,000
    Federal National Mortgage
    Association Bonds and Resolution
    Funding Corporation Principal
    Strips 7.13% to 8.63% due from
    06/15/10 to 01/15/21. The market
    value is $206,004,193.)
    TOTAL REPURCHASE
     AGREEMENTS
                                        ----------------
      (Cost $2,212,213,000)                2,212,213,000

                                        ----------------

                                             Value
                                        ---------------
TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $24,945,139,351(a))    102.0%  $24,945,139,351
LIABILITIES IN EXCESS OF
 OTHER ASSETS                    (2.0%)    (497,653,449)
                                -----   ---------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 19,872,131,656 Institutional
 Shares, 4,309,439,225 Dollar
 Shares, 65,140,680 Cash
 Management Shares,
 178,401,540 Cash Reserve
 Shares, 124,472
 Administration Shares and
 22,716,785 Bear Stearns
 Shares outstanding               100%  $24,447,485,902
                                  ===   ===============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($24,447,485,902 / 24,447,954,358)               $1.00
                                                  =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of October 31, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                             Maturity Information
                               October 31, 2002
                                  (Unaudited)

                      Maturity          Par       Percentage
                    ------------- --------------- ----------
                        1-30 Days $10,675,765,000    42.8%
                       31-60 Days   5,932,754,000    23.8
                       61-90 Days   4,694,177,000    18.8
                      91-120 Days   1,714,500,000     6.9
                     121-150 Days      24,000,000     0.1
                    Over 150 Days   1,916,794,000     7.6

                      Average Weighted Maturity--55 days


                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                              TempCash Portfolio
                            Statement of Net Assets
                               October 31, 2002
--------------------------------------------------------------------------------


                           Par
              Maturity    (000)          Value
              --------    --------  ---------------
AGENCY OBLIGATIONS--9.8%
Federal Home Loan Bank Bonds--4.1%
   2.12%      09/26/03   $213,000   $   213,000,000
   2.01%      10/10/03    100,000       100,000,000

                                    ---------------
                                        313,000,000

                                    ---------------
Federal Home Loan Mortgage Corporation Bonds--2.3%
   1.94%      11/04/03    175,000       175,000,000

                                    ---------------
Federal Home Loan Mortgage Corporation Discount
 Notes--3.4%
   1.88%      11/07/02     30,000        29,990,600
   1.61%      10/09/03    233,233       229,676,780

                                    ---------------
                                        259,667,380

                                    ---------------
    TOTAL AGENCY OBLIGATIONS
     (Cost $747,667,380)                747,667,380

                                    ---------------
CERTIFICATES OF DEPOSIT--25.4%
Domestic Certificates of Deposit--8.9%
  Bank of New York (A-1+, P-1)
   2.34%      02/24/03     60,000        60,000,000
  Chase Manhattan Bank USA, N.A.
   (A-1+, P-1)
   1.73%      11/21/02    150,000       150,000,000
  Citibank N.A. (A-1+, P-1)
   1.71%      01/31/03     75,000        75,000,000
  J.P. Morgan Chase Bank N.A. (A-1+, P-1)
   1.78%      12/06/02    100,000       100,000,000
  State Street Bank and Trust Co. (A-1+, P-1)
   2.07%      07/16/03     93,000        93,071,190
  Washington Mutual Bank (A-2, P-1, F-1)
   1.84%      01/21/03    150,000       150,000,000
  Wells Fargo Bank N.A. (A-1+, P-1)
   1.75%      11/21/02     50,000        49,999,998

                                    ---------------
                                        678,071,188

                                    ---------------
Eurodollar Certificates of Deposit--0.5%
  Nordea Bank Finland PLC (A-1, P-1)
   1.86%      01/13/03     40,000        40,004,283

                                    ---------------
Yankee Dollar Certificates Of Deposit--16.0%
  ABN AMRO Bank N.V. (A-1+, P-1)
   2.64%      04/08/03     85,000        85,000,000
  Bank of Nova Scotia (A-1, P-1)
   2.11%      11/15/02     50,000        49,996,390
  Canadian Imperial Bank (A-1, P-1)
   2.01%      08/22/03     75,000        75,000,000
  Dresdner Bank Aktiengesellschaft (A-1+, P-1)
   1.72%      01/07/03     98,000        98,003,602
  Natexis Banque Populaires S.A. (A-1, P-1)
   1.77%      11/12/02    150,000       150,000,000
   1.74%      11/25/02     80,000        80,000,000

                             Par
                Maturity    (000)           Value
                --------    --------   ---------------
CERTIFICATES OF DEPOSIT (continued)
Yankee Dollar Certificates Of Deposit (continued)
  Rabobank Nederland N.V. (A-1+, P-1)
   2.66%        05/30/03   $ 50,000    $    49,997,163
  Royal Bank of Canada (A-1+, P-1)
   2.42%        04/01/03    100,000        100,000,000
  Svenska Handelsbanken (A-1, P-1)
   2.50%        06/13/03     50,000         50,027,332
   2.57%        07/11/03     50,000         50,017,030
  Toronto-Dominion Bank (A-1+, P-1)
   2.05%        11/13/02     25,000         24,997,962
   2.39%        06/16/03    100,000         99,993,845
  Westdeutsche Landesbank Girozentrale
   (A-1+, P-1)
   2.65%        11/29/02     60,000         60,000,000
   2.35%        01/08/03     90,500         90,500,000
   2.17%        08/11/03    150,000        150,000,000

                                       ---------------
                                         1,213,533,324

                                       ---------------
    TOTAL CERTIFICATES OF
     DEPOSIT (Cost $1,931,608,795)       1,931,608,795

                                       ---------------
COMMERCIAL PAPER--39.2%
Asset Backed Securities--24.2%
  Amstel Funding Corp. (A-1+, P-1)
   1.80%        12/04/02     45,000         44,925,750
   1.80%        12/13/02     47,000         46,901,300
   1.80%        12/20/02     85,000         84,791,750
   1.75%        01/06/03    162,000        161,480,250
  Atlantis One Funding Corp. (A-1+, P-1)
   1.75%        11/15/02     50,000         49,965,972
   1.75%        12/09/02     51,249         51,154,332
  Bavaria Universal Funding (A-1, P-1)
   1.72%        11/18/02     49,082         49,042,134
  Corporate Asset Funding Co. (A-1+, P-1)
   1.73%        11/19/02     50,000         49,956,750
  Corporate Receivables Corp. (A-1+, P-1)
   1.73%        11/18/02     50,000         49,959,153
  CXC LLC (A-1+, P-1)
   1.70%        11/05/02    100,000         99,981,111
  Dakota Notes Program ECN (A-1, P-1)
   1.71%        11/06/02     90,000         89,978,625
  Edison Asset Securitization LLC (A-1+, P-1)
   1.70%        11/13/02    105,790        105,730,052
  Emerald Certificates Program ECN (A-1+, P-1)
   1.74%        11/01/02     24,000         24,000,000
   1.78%        11/12/02     57,500         57,468,726
   1.80%        12/12/02     93,837         93,644,634
  Fairway Finance Corp. (A-1, P-1)
   1.77%        12/16/02     96,000         95,997,444

                See accompanying notes to financial statements.

                              TempCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                           Par
             Maturity     (000)           Value
             -------- -------------- ---------------
COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
  Moat Funding LLC (A-1+, P-1)
   1.78%     11/08/02       $ 37,500 $    37,487,021
   1.79%     11/21/02         40,000      39,960,222
   1.80%     01/17/03        150,000     149,422,500
  Ness LLC (A-1, P-1)
   1.70%     11/12/02         17,571      17,561,873
   1.71%     11/12/02         15,068      15,060,127
   1.78%     12/02/02         35,759      35,704,189
   1.78%     12/06/02         35,160      35,099,154
   1.78%     12/10/02         25,131      25,082,539
   1.78%     12/23/02         48,020      47,896,535
   1.80%     01/22/03         31,162      31,034,236
  Old Line Funding Corp. (A-1+, P-1)
   1.75%     11/12/02         70,948      70,910,063
   1.75%     11/20/02         40,517      40,479,578
   1.75%     11/21/02         27,281      27,254,477
  Scaldis Capital LLC (A-1+, P-1)
   1.70%     11/12/02        112,591     112,532,515

                                     ---------------
                                       1,840,463,012

                                     ---------------
Banks--6.4%
  Banque Generale Du Luxembourg S.A.
   (A-1+, P-1)
   1.75%     01/13/03         40,000      39,858,056
  Depfa Bank Europe PLC (A-1, P-1)
   1.71%     01/07/03         56,400      56,220,507
   1.70%     01/15/03        100,000      99,645,833
  J.P. Morgan Chase & Co. (A-1, P-1)
   1.70%     01/08/03        150,000     149,518,333
  Landesbank Schleswig-Holstein
   Girozentrale (A-1+, P-1)
   1.75%     11/18/02         95,000      94,921,493
   1.75%     01/13/03         50,000      49,822,570

                                     ---------------
                                         489,986,792

                                     ---------------
Canned, Frozen, Preserved Fruit--0.4%
  Sara Lee Corporation (A-1, P-2, F-1)
   1.78%     11/05/02         29,600      29,594,146

                                     ---------------
Petroleum Refining--0.9%
  Shell Finance (UK) PLC (A-1+, P-1)
   1.76%     04/15/03         50,000      49,596,666
   1.76%     05/08/03         20,000      19,816,178

                                     ---------------
                                          69,412,844

                                     ---------------
Pharmaceutical Preparations--4.5%
  Wyeth (A-1, P-2, F-1)
   1.95%     11/07/02         13,600      13,595,580
   1.95%     11/08/02        150,000     149,943,125
   1.95%     11/18/02         50,000      49,953,959

                                  Par
                    Maturity     (000)           Value
                    --------     --------   ---------------
COMMERCIAL PAPER (continued)
Pharmaceutical Preparations (continued)
  Wyeth (continued)
   1.95%            11/19/02    $ 62,000    $    61,939,550
   1.95%            11/20/02      65,000         64,933,104

                                            ---------------
                                                340,365,318

                                            ---------------
Short Term Business Credit Institutions--2.8%
  General Electric Capital Corporation
   (A-1+, P-1)
   1.93%            12/10/02      60,000         59,874,550
  General Electric Capital International
   Funding Inc. (A-1+, P-1)
   1.76%            12/19/02      50,000         49,882,666
   1.70%            02/14/03     100,000         99,504,167

                                            ---------------
                                                209,261,383

                                            ---------------
    TOTAL COMMERCIAL PAPER
     (Cost $2,979,083,495)                    2,979,083,495

                                            ---------------
TIME DEPOSITS--0.5%
  Wells Fargo Bank, N.A. (A-1+, P-1)
   1.75%            11/01/02      36,000
    TOTAL TIME DEPOSITS
     (Cost $36,000,000)                          36,000,000

                                            ---------------
VARIABLE RATE OBLIGATIONS--21.6%
Banks--1.6%
  National City Bank (Cleveland) (A-1, P-1)
   1.90%(b)         11/08/02      24,000         24,013,577
  National City Bank (Indiana) (A-1, P-1)
   1.81%(b)         11/19/02      50,000         50,002,824
  Washington Mutual Bank (A-2, P-1, F-1)
   1.90%(b)         11/25/02      45,000         45,001,938

                                            ---------------
                                                119,018,339

                                            ---------------
Life Insurance--4.6%
  Allstate Life Insurance Co. (A-1+, P-1)
   1.97%(b)         11/01/02      50,000         50,000,000
  John Hancock Global Funding II
   (A-1+, P-1)
   1.91%(b)         11/04/02      50,000         50,024,940
   1.75%(b)         11/07/02      50,000         50,000,000
  Monumental Life Insurance Co. (A-1+, P-1)
   1.95%(b)         12/02/02     200,000        200,000,000

                                            ---------------
                                                350,024,940

                                            ---------------
Personal Credit Institutions--0.9%
  Associates Corporation of North
   America (A-1+, P-1)
   2.01%(b)         11/08/02      69,000         69,106,903

                                            ---------------

                See accompanying notes to financial statements.

                              TempCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                   Par
                     Maturity     (000)           Value
                     --------     --------   ---------------
VARIABLE RATE OBLIGATIONS (continued)
Security Brokers & Dealers--11.9%
  Bear Stearns Companies Inc. (A2, A)
   1.86%(b)          11/01/02    $100,000    $   100,000,000
  Lehman Brothers Holdings Inc. (A-1, P-1)
   1.84%(b)          11/01/02      85,000         85,000,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
   1.77%(b)          11/12/02      84,000         83,985,354
   1.85%(b)          11/12/02     200,000        200,000,000
   1.78%(b)          11/18/02     100,000         99,997,804
   2.07%(b)          12/02/02      30,000         30,035,415
   2.00%(b)          01/27/03      35,300         35,314,762
   1.99%(b)          01/29/03      30,000         30,012,739
  Morgan Stanley & Co. Incorporated
   (A+, Aa3)
   2.01%(b)          11/05/02      15,000         15,017,411
   2.02%(b)          11/07/02      14,100         14,131,143
  Salomon Smith Barney Holdings, Inc.
   (A-1+, P-1)
   1.79%(b)          01/28/03     215,000        215,000,000

                                             ---------------
                                                 908,494,628

                                             ---------------
Short Term Business Credit Institutions--2.6%
  General Electric Capital Corp. (A-1+, P-1)
   1.83%(b)          11/12/02     100,000        100,000,000
   1.85%(b)          11/18/02      75,000         75,000,000
  Heller Financial, Inc. (A-1+, P-1)
   2.30%(b)          11/08/02      23,000         23,063,112
                                             ---------------
                                                 198,063,112
                                             ---------------
    TOTAL VARIABLE RATE
     OBLIGATIONS
      (Cost $1,644,707,922)                    1,644,707,922
                                             ---------------
MUNICIPAL BONDS--1.4%
California--1.0%
  California State RB Series 2002F DN
   (SP-1, MIG-1)
   1.79%(b)          11/07/02      75,000         75,000,000
                                             ---------------
Indiana--0.1%
  Health Institute of Indiana Loan
   Program Notes Series 2002A DN
   (National City Bank of Cleveland
   LOC) (A-1, P-1)
   2.02%(b)          11/07/02       5,985          5,985,000
                                             ---------------

                               Par
                  Maturity    (000)         Value
                  --------   --------  ---------------
MUNICIPAL BONDS (continued)
New York--0.3%
  New York State Housing Finance
   Agency RB (Worth Street Housing
   Project) Series 2001B DN
   (Bayerische Hypo-Und Vereinsbank
   LOC) (VMIG-1)
   1.90%(b)       11/07/02   $ 21,900  $    21,900,000
                                       ---------------
    TOTAL MUNICIPAL BONDS
      (Cost $102,885,000)                  102,885,000
                                       ---------------
MEDIUM TERM NOTES--3.0%
  Goldman Sachs Group PN (A+, Aa3)
   1.82%          12/19/02    225,000

    TOTAL MEDIUM TERM NOTES
      (Cost $225,000,000)                  225,000,000
                                       ---------------
REPURCHASE AGREEMENTS--2.3%
  Morgan Stanley & Co. Incorporated
   1.93%          11/01/02    125,000      125,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $125,006,701,
    collateralized by $291,541,631
    Federal Home Loan Mortgage
    Corporation Bonds and U.S.
    Treasury Inflation Indexed
    Securities 3.00% to 8.00% from
    08/15/07 to 01/15/32. The market
    value is $129,039,930.)
  UBS Warburg LLC.
   1.90%          11/01/02     48,300       48,300,000
   (Agreement dated 10/31/02 to be
    repurchased at $48,302,549,
    collateralized by $48,232,000
    Federal Agricultural Mortgage
    Association Discount Notes,
    Federal Agricultural Mortgage
    Association Medium Term Notes
    and Federal National Mortgage
    Association Bonds 0.00% to 6.15%
    due from 12/16/02 to 03/03/14. The
    market value is $49,753,739.)
    TOTAL REPURCHASE
     AGREEMENTS
                                       ---------------
      (Cost $173,300,000)                  173,300,000
                                       ---------------

                See accompanying notes to financial statements.

                              TempCash Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                            Value
                                       --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $7,840,252,592(a))    103.2%  $7,840,252,592
LIABILITIES IN EXCESS OF
 OTHER ASSETS                   (3.2%)   (242,621,739)
                               -----   --------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 7,195,495,041 Institutional
 Shares and 402,136,700
 Dollar Shares outstanding)    100.0%  $7,597,630,853
                               =====   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($7,597,630,853 / 7,597,631,741)               $1.00
                                                =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of October 31, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                              TempCash Portfolio
                             Maturity Information
                               October 31, 2002
                                  (Unaudited)

                      Maturity         Par       Percentage
                    ------------- -------------- ----------
                        1-30 Days $3,444,333,000    43.9%
                       31-60 Days  1,227,156,000    15.6
                       61-90 Days  1,398,362,000    17.8
                      91-120 Days    235,000,000     3.0
                    Over 150 Days  1,544,233,000    19.7

                      Average Weighted Maturity--84 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                               FedFund Portfolio
                            Statement of Net Assets
                               October 31, 2002

--------------------------------------------------------------------------------

                             Par
                 Maturity   (000)         Value
                 --------  --------  ---------------
AGENCY OBLIGATIONS--62.6%
Federal Farm Credit Bank Discount Notes--0.9%
   1.67%         01/02/03  $ 23,000  $    22,998,416

                                     ---------------
Federal Farm Credit Bank Variable Rate Notes--10.4%
   1.68%(b)      11/04/02   140,000      139,976,526
   1.68%(b)      11/05/02    33,000       32,990,274
   1.69%(b)      11/20/02    50,000       49,995,171
   1.67%(b)      01/30/03    48,000       47,992,826

                                     ---------------
                                         270,954,797

                                     ---------------
Federal Home Loan Bank Bonds--8.7%
   2.25%         12/27/02    25,000       25,000,000
   5.13%         01/13/03     7,260        7,308,707
   5.66%         01/13/03     6,000        6,038,677
   2.52%         04/07/03    25,000       25,000,000
   2.60%         04/08/03    25,000       25,000,000
   2.80%         04/11/03    30,000       30,000,000
   2.65%         06/16/03    35,000       34,995,301
   1.88%         08/01/03    18,600       18,589,010
   1.63%         08/12/03     8,000        7,985,530
   5.58%         09/02/03    10,000       10,300,878
   5.60%         09/02/03     4,000        4,124,980
   5.13%         09/15/03     5,000        5,149,010
   2.01%         10/10/03    25,000       25,000,000

                                     ---------------
                                         224,492,093

                                     ---------------
Federal Home Loan Bank Discount Notes--1.6%
   1.60%         12/20/02    10,250       10,227,678
   2.28%         02/28/03    30,000       29,987,235

                                     ---------------
                                          40,214,913

                                     ---------------
Federal Home Loan Bank Variable Rate Notes--6.2%
   1.71%(b)      11/26/02    30,000       29,996,496
   1.64%(b)      12/27/02    30,000       29,996,338
   1.63%(b)      12/30/02   102,000      101,946,606

                                     ---------------
                                         161,939,440

                                     ---------------
Federal Home Loan Mortgage Corporation Discount
 Notes--5.9%
   2.15%         11/07/02    24,000       23,991,400
   1.70%         12/19/02    25,000       24,943,333
   2.23%         01/02/03    30,000       29,884,783
   1.86%         07/17/03    25,000       24,666,750
   1.92%         07/17/03    25,000       24,656,000
   1.97%         07/17/03    25,000       24,647,042

                                     ---------------
                                         152,789,308

                                     ---------------

                             Par
                 Maturity   (000)         Value
                 --------  --------  ---------------
AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association Bonds--3.8%
   6.80%         01/10/03  $ 20,000  $    20,166,441
   2.25%         01/28/03    15,000       14,999,706
   5.75%         04/15/03    23,841       24,284,151
   4.00%         08/15/03     5,000        5,086,583
   5.91%         08/25/03     5,000        5,166,074
   4.75%         11/14/03     8,500        8,752,058
   3.13%         11/15/03    20,000       20,271,059

                                     ---------------
                                          98,726,072

                                     ---------------
Federal National Mortgage Association Discount
 Notes--9.3%
   1.61%         11/06/02    40,000       39,991,055
   2.40%         11/15/02    15,000       14,986,000
   1.66%         12/31/02    55,000       54,848,292
   1.56%         01/29/03    25,000       24,903,583
   1.70%         04/16/03    29,870       29,636,541
   1.70%         04/23/03    25,000       24,795,764
   1.97%         06/27/03    25,000       24,674,403
   1.80%         07/25/03    28,000       27,627,600

                                     ---------------
                                         241,463,238

                                     ---------------
Federal National Mortgage Association Variable Rate
 Notes--14.2%
   1.64%(b)      11/01/02    40,000       39,979,152
   1.65%(b)      11/04/02    30,000       29,999,923
   1.68%(b)      11/05/02    60,000       59,998,892
   1.65%(b)      11/15/02    25,000       24,992,114
   1.70%(b)      11/20/02    25,000       24,987,035
   1.65%(b)      12/11/02   100,000       99,949,774
   1.59%(b)      01/10/03    54,000       53,994,253
   1.65%(b)      01/27/03    35,000       34,995,087

                                     ---------------
                                         368,896,230

                                     ---------------
Student Loan Marketing Association Discount
 Notes--0.1%
   1.52%         11/01/02     1,331        1,331,000

                                     ---------------
Student Loan Marketing Association Variable Rate
 Notes--1.5%
   1.75%(b)      11/01/02    40,000       39,995,086

                                     ---------------
    TOTAL AGENCY OBLIGATIONS
     (Cost $1,623,800,593)             1,623,800,593

                                     ---------------
U.S. TREASURY NOTES--0.8%
   5.75%         11/30/02    20,000
    TOTAL U.S. TREASURY NOTES
     (Cost $20,059,518)                   20,059,518

                                     ---------------

                See accompanying notes to financial statements.

                               FedFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                               Par
               Maturity       (000)          Value
              --------        --------  ---------------
REPURCHASE AGREEMENTS--40.4%
  Deutsche Bank Securities, Inc.
   1.70%      11/21/02(c)    $150,000   $   150,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $150,148,750,
    collateralized by $151,997,180
    Federal National Mortgage
    Association Variable Rate Notes
    5.92% to 6.23% due from 05/01/11
    to 10/01/11. The market value is
    $154,500,001.)
  Deutsche Bank Securities, Inc.
   1.69%      11/22/02(c)     100,000       100,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $100,098,583,
    collateralized by $274,788,824
    Federal National Mortgage
    Association Bonds 6.50% to 7.00%
    due from 04/01/32 to 07/01/32. The
    market value is $258,920,145.)
  Goldman, Sachs & Co.
   1.93%      11/01/02        200,000       200,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $200,010,722,
    collateralized by $178,164,238
    Federal Home Loan Mortgage
    Corporation Adjustable Rate
    Mortgage Notes, Federal Home
    Loan Mortgage Corporation Bonds
    and Federal National Mortgage
    Association Bonds 6.00% to 7.00%
    due from 12/25/23 to 07/15/32. The
    market value is $206,000,000.)
  Morgan Stanley & Co. Incorporated
   1.91%      11/01/02        200,000       200,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $200,010,611,
    collateralized by $321,615,336
    Federal Home Loan Mortgage
    Corporation Bonds, Federal
    National Mortgage Association
    Notes, Tennessee Valley Authority
    Bonds and U.S. Treasury Strips
    0.00% to 7.00% due from 05/02/06
    to 07/01/32. The market value is
    $206,073,138.)

                                Par
                   Maturity    (000)        Value
                  --------    -------- ---------------
REPURCHASE AGREEMENTS (continued)
  Morgan Stanley & Co. Incorporated
   1.93%          11/01/02    $120,087 $   120,087,000
   (Agreement dated 10/31/02 to be
    repurchased at $120,093,438,
    collateralized by $193,109,105
    Federal Home Loan Mortgage
    Corporation Bonds, Federal
    National Mortgage Association
    Notes, Tennessee Valley Authority
    Bonds and U.S. Treasury Strips
    0.00% to 7.00% due 05/02/06 to
    07/01/32. The market value is
    $123,733,524.)
  Morgan Stanley & Co. Incorporated
   1.77%          11/07/02(c)  150,000     150,000,000
   (Agreement dated 10/23/02 to be
    repurchased at $150,110,313,
    collateralized by $241,211,502
    Federal Home Loan Mortgage
    Corporation Bonds, Federal
    National Mortgage Association
    Notes, Tennessee Valley Authority
    Bonds and U.S. Treasury Strips
    0.00% to 7.00% due from 05/02/06
    to 07/01/32. The market value is
    $154,554,853.)
  PNC Bank, N.A.
   1.58%          11/01/02      29,100      29,100,000
   (Agreement dated 10/31/02 to be
    repurchased at $29,101,273,
    collateralized by $90,000,000
    Federal Home Loan Mortgage
    Corporation Bonds 5.25% due
    01/15/06 . The market value is
    $97,227,900.)
  UBS Warburg LLC.
   1.83%          11/01/02     100,000     100,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $100,005,083,
    collateralized by $132,045,000
    Federal Home Loan Mortgage
    Corporation Strips 0.00% due from
    01/01/32. The market value is
    $103,000,684.)
    TOTAL REPURCHASE
     AGREEMENTS

                                       ---------------
       (Cost $1,049,187,000)             1,049,187,000

                                       ---------------

                See accompanying notes to financial statements.

                               FedFund Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                            Value
                                       --------------
TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $2,693,047,111(a))    103.8%  $2,693,047,111
LIABILITIES IN EXCESS OF
 OTHER ASSETS                   (3.8%)    (99,526,831)
                               -----   --------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 1,955,154,770 Institutional
 Shares, 635,663,946 Dollar
 Shares and 2,727,527 Bear
 Stearns Shares outstanding)   100.0%  $2,593,520,280
                               =====   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($2,593,520,280 / 2,593,546,243)               $1.00
                                                =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of October 31, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
(c)Agreement has a puttable option where principal and interest owed can be recovered through demand in seven days.

                               FedFund Portfolio
                             Maturity Information
                               October 31, 2002
                                  (Unaudited)

                      Maturity         Par       Percentage
                    ------------- -------------- ----------
                        1-30 Days $1,622,518,000    60.3%
                       31-60 Days    292,250,000    10.8
                       61-90 Days    270,260,000    10.0
                      91-120 Days     78,000,000     2.9
                    Over 150 Days    430,811,000    16.0

                      Average Weighted Maturity--58 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                               T-Fund Portfolio
                            Statement of Net Assets
                               October 31, 2002
--------------------------------------------------------------------------------


                               Par
                Maturity      (000)            Value
                --------       --------   ---------------
U.S. TREASURY OBLIGATIONS--33.0%
U.S. Treasury Bills--12.3%
   1.58%        11/14/02     $ 50,000     $    49,971,472
   1.90%        11/14/02      160,000         159,890,222
   1.53%        11/29/02      100,000          99,881,389
   1.55%        01/16/03       75,000          74,754,584
   1.48%        01/23/03       50,000          49,829,965

                                          ---------------
                                              434,327,632

                                          ---------------
U.S. Treasury Notes--20.7%
   5.63%        11/30/02       38,000          38,105,198
   5.75%        11/30/02       10,000          10,029,759
   5.13%        12/31/02       80,000          80,367,662
   4.75%        01/31/03       30,000          30,184,445
   5.50%        01/31/03       30,000          30,237,954
   4.63%        02/28/03       30,000          30,226,756
   4.25%        03/31/03       30,000          30,210,754
   3.88%        07/31/03      100,000         101,424,026
   5.75%        08/15/03      125,000         128,888,449
   3.63%        08/31/03       40,000          40,615,469
   2.75%        09/30/03       90,000          90,774,564
   4.25%        11/15/03      120,000         123,043,872

                                          ---------------
                                              734,108,908

                                          ---------------
    TOTAL U.S. TREASURY
     OBLIGATIONS
     (Cost $1,168,436,540)                  1,168,436,540

                                          ---------------
REPURCHASE AGREEMENTS--66.9%
  Bear Stearns & Co., Inc.
   1.85%        11/01/02      170,000         170,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $170,008,736,
    collateralized by $278,770,000 U.S.
    Treasury Strips 0.00% due from
    11/15/12 to 02/15/14. The market
    value is $173,863,129.)
  BMO Nesbit Burns Corp.
   1.86%        11/01/02      170,000         170,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $170,008,783,
    collateralized by $142,482,000 U.S.
    Treasury Bonds and Notes 6.00%
    to 10.75% due from 08/15/05 to
    11/15/27. The market value is
    $173,402,415.)

                              Par
                Maturity     (000)           Value
                --------     --------   ---------------
REPURCHASE AGREEMENTS (continued)
  Deutsche Bank Securities, Inc.
   1.88%        11/01/02    $170,000    $   170,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $170,008,878,
    collateralized by $149,277,000 U.S.
    Treasury Bills, Bonds, Notes and
    Resolution Funding Corporation
    Strip Principals 0.00% to 9.38%
    due from 12/19/02 to 11/15/22. The
    market value is $173,417,835.)
  Goldman, Sachs & Co.
   1.85%        11/01/02     170,000        170,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $170,008,736
    collateralized by $128,560,000 U.S.
    Treasury Bonds 8.75% to 9.13%
    due from 05/15/09 to 08/15/20. The
    market value is $173,400,401.)
  Greenwich Capital Markets, Inc.
   1.85%        11/01/02     350,000        350,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $350,017,986,
    collateralized by $786,131,293 U.S.
    Treasury Strips and Strip Principals
    0.00% to 9.25% due from 11/15/13
    to 11/15/23. The market value is
    $357,000,523.)
  J.P. Morgan Securities, Inc.
   1.89%        11/01/02     170,000        170,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $170,008,925,
    collateralized by $444,253,000 U.S.
    Treasury Strips and Strip Principals
    0.00% to 8.75% due from 11/15/12
    to 11/15/27. The market value is
    $173,400,431.)
  Lehman Brothers Inc.
   1.83%        11/01/02     170,000        170,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $170,008,642,
    collateralized by $156,527,000 U.S.
    Treasury Bonds and Notes 2.75%
    to 8.00% due from 01/31/03 to
    05/15/30. The market value is
    $173,403,126.)

                See accompanying notes to financial statements.

                               T-Fund Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                Par
                Maturity       (000)           Value
               --------        --------   ---------------
REPURCHASE AGREEMENTS (continued)
  Merrill Lynch Government Securities
   Inc.
   1.85%       11/01/02       $170,000    $   170,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $170,008,736,
    collateralized by $240,765,062 U.S.
    Treasury Strips 0.00% due from
    02/15/10 to 08/15/14. The market
    value is $173,401,982.)
  Morgan Stanley & Co. Incorporated
   1.83%       11/01/02        380,000        380,000,000
   (Agreement dated 10/31/02 to be
    repurchased at $380,019,317,
    collateralized by $1,027,723,836
    U.S. Treasury Strip Principals
    0.00% due from 02/15/19 to
    11/15/22. The market value is
    $387,600,214.)
  Morgan Stanley & Co. Incorporated
   1.93%       11/01/02        122,600        122,600,000
   (Agreement dated 10/31/02 to be
    repurchased at $122,606,573,
    collateralized by $331,576,164 U.S.
    Treasury Strip Principals 0.00%
    due from 02/15/19 to 11/15/22. The
    market value is $125,052,069.)
  UBS Warburg LLC.
   1.71%       11/07/02(b)     150,000        150,000,000
   (Agreement dated 10/07/02 to be
    repurchased at $150,213,750,
    collateralized by $268,987,000 U.S.
    Treasury Bills and Strips 0.00%
    due from 11/14/02 to 05/15/15. The
    market value is $153,181,801.)
  UBS Warburg LLC.
   1.72%       11/15/02(b)      80,000         80,000,000
   (Agreement dated 09/17/02 to be
    repurchased at $80,221,689,
    collateralized by $193,778,000 U.S.
    Treasury Bills, Strips, and Strip
    Principals 0.00% to 8.13% due from
    11/14/02 to 08/15/21. The market
    value is $81,781,624.)

                                  Par
                 Maturity        (000)           Value
                --------          --------   --------------
REPURCHASE AGREEMENTS (continued)
  UBS Warburg LLC.
   1.57%        01/03/03(b)     $100,000     $  100,000,000
   (Agreement dated 10/03/02 to be
    repurchased at $100,396,861,
    collateralized by $148,375,000 U.S.
    Treasury Bills, Strips and Strip
    Principals 0.00% to 11.75% due
    from 11/14/02 to 11/15/14. The
    market value is $102,130,348.)
    TOTAL REPURCHASE
     AGREEMENTS
                                             --------------
      (Cost $2,372,600,000)                   2,372,600,000

                                             --------------

TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $3,541,036,540(a))     99.9%  3,541,036,540
OTHER ASSETS IN EXCESS
 OF LIABILITIES                  0.1%      4,079,213
                               -----  --------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 2,831,325,935 Institutional
 Shares, 448,601,947 Dollar
 Shares, 79,717,662 Cash
 Management Shares and
 185,528,569 Administration
 Shares outstanding)           100.0% $3,545,115,753
                               =====  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($3,545,115,753 / 3,545,174,113)              $1.00
                                               =====

--------
(a)Cost for federal income tax purposes.
(b)Agreement has a puttable option where principal and interest owed can be recovered through demand in seven days.

                               T-Fund Portfolio
                             Maturity Information
                               October 31, 2002
                                  (Unaudited)

                      Maturity         Par       Percentage
                    ------------- -------------- ----------
                        1-30 Days $2,630,600,000    74.6%
                       61-90 Days    305,000,000     8.6
                      91-120 Days     90,000,000     2.5
                    Over 150 Days    505,000,000    14.3

                      Average Weighted Maturity--57 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                         Federal Trust Fund Portfolio
                            Statement of Net Assets
                               October 31, 2002
--------------------------------------------------------------------------------

                              Par
                 Maturity    (000)        Value
                 --------    -------   -------------
AGENCY OBLIGATIONS--95.9%
Federal Farm Credit Bank Bonds--1.0%
   6.82%         01/27/03   $   750   $     758,902
   5.00%         02/03/03       710         715,866
   4.25%         07/01/03       475         482,226

                                       -------------
                                          1,956,994

                                       -------------
Federal Farm Credit Bank Discount Notes--23.4%
   1.65%         11/04/02     1,000         999,862
   1.68%         11/12/02    10,000       9,994,867
   1.70%         11/15/02     3,840       3,837,461
   1.65%         11/19/02     1,500       1,498,763
   1.67%         11/20/02    12,118      12,107,319
   1.60%         11/22/02    11,095      11,084,645
   1.56%         01/27/03     5,000       4,981,150
   2.19%         02/26/03     2,000       1,985,765

                                       -------------
                                         46,489,832

                                       -------------
Federal Farm Credit Bank Variable Rate Notes--10.0%
   1.68%(b)      11/07/02    10,000       9,995,704
   1.69%(b)      11/20/02    10,000       9,999,034

                                       -------------
                                         19,994,738

                                       -------------
Federal Home Loan Bank Bonds--12.2%
   2.25%         12/27/02     3,000       3,000,000
   5.70%         02/20/03     1,000       1,011,960
   5.65%         03/03/03     2,000       2,026,824
   2.80%         04/11/03     2,000       2,000,000
   2.65%         06/16/03     2,500       2,499,664
   1.88%         07/30/03     2,600       2,600,000
   1.63%         08/12/03     2,700       2,695,116
   4.13%         08/15/03     1,300       1,323,774
   5.58%         09/02/03     3,000       3,090,264
   5.13%         09/15/03     2,595       2,670,022
   1.88%         10/28/03     1,400       1,400,665

                                       -------------
                                         24,318,289

                                       -------------
Federal Home Loan Bank Variable Rate Notes--11.4%
   1.71%(b)      11/26/02     3,000       2,999,782
   1.65%(b)      12/12/02    10,000       9,994,443
   1.64%(b)      12/27/02     6,685       6,684,039
   1.63%(b)      12/30/02     3,000       2,998,435

                                       -------------
                                         22,676,699

                                       -------------
Student Loan Marketing Association Discount
 Notes--27.9%
   1.52%         11/01/02    23,669      23,669,000
   1.68%         11/01/02     4,907       4,907,000
   1.66%         11/04/02     7,550       7,548,956
   1.65%         11/06/02     1,400       1,399,679
   1.68%         12/23/02    10,000       9,975,733
   2.29%         01/31/03     4,000       3,976,846
   2.32%         01/31/03     4,000       3,976,542

                                       -------------
                                         55,453,756

                                       -------------

                             Par
                 Maturity   (000)       Value
                 --------  -------  -------------
AGENCY OBLIGATIONS (continued)
Student Loan Marketing Association Variable Rate
 Notes--5.0%
   1.75%(b)      11/01/02  $10,000  $   9,998,771

                                    -------------
Tennessee Valley Authority Discount Notes--5.0%
   1.67%         11/21/02   10,000      9,990,722

                                    -------------
    TOTAL AGENCY OBLIGATIONS
     (Cost $190,879,801)              190,879,801

                                    -------------
U.S. TREASURY NOTES--4.0%
   5.63%         11/30/02    2,000      2,005,724
   5.75%         11/30/02    4,000      4,011,904
   5.13%         12/31/02    1,900      1,908,517

                                    -------------
    TOTAL U.S. TREASURY NOTES
     (Cost $7,926,145)                  7,926,145

                                    -------------

TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $198,805,946(a))        99.9%  198,805,946
OTHER ASSETS IN EXCESS OF
 LIABILITIES                      0.1%      203,547
                                -----  ------------
NET ASSETS (Equivalent to $1.00
 per share based on 194,404,679
 Institutional Shares and
 4,663,916 Dollar Shares
 outstanding)                   100.0% $199,009,493
                                =====  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($199,009,493 / 199,068,595)                 $1.00
                                              =====

--------
(a)Cost for federal income tax purposes is $198,807,840.
(b)Variable Rate Obligations--The interest rate shown is as of October 31, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                         Federal Trust Fund Portfolio
                             Maturity Information
                               October 31, 2002
                                  (Unaudited)

                       Maturity        Par      Percentage
                     ------------- ------------ ----------
                         1-30 Days $126,079,000    63.5%
                        31-60 Days   32,685,000    16.5
                        61-90 Days    7,650,000     3.9
                       91-120 Days   11,710,000     5.9
                      121-150 Days    2,000,000     1.0
                     Over 150 Days   18,570,000     9.2

                      Average Weighted Maturity--52 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                         Treasury Trust Fund Portfolio
                            Statement of Net Assets
                               October 31, 2002

--------------------------------------------------------------------------------

                        Par
            Maturity   (000)        Value
            -------- --------- ----------------
U.S. TREASURY OBLIGATIONS--100.0%
U.S. Treasury Bills--86.8%
   1.57%    11/07/02  $  2,065 $      2,064,461
   1.59%    11/07/02    36,825       36,815,272
   1.59%    11/07/02   155,000      154,958,925
   1.61%    11/07/02   125,000      124,966,563
   1.62%    11/07/02     8,485        8,482,716
   1.57%    11/14/02       360          359,796
   1.58%    11/14/02    15,000       14,991,442
   1.62%    11/14/02    15,000       14,991,225
   1.63%    11/14/02    45,000       44,973,513
   1.64%    11/14/02   100,000       99,940,778
   1.65%    11/14/02     7,085        7,080,791
   1.90%    11/14/02    20,000       19,986,278
   1.63%    11/21/02     5,175        5,170,328
   1.67%    11/21/02   250,000      249,768,750
   1.46%    11/29/02    30,990       30,954,930
   1.52%    11/29/02    42,855       42,804,336
   1.54%    11/29/02   200,000      199,760,444
   1.66%    12/19/02    30,000       29,933,600
   1.55%    01/16/03    25,000       24,918,194
   1.63%    01/16/03    50,000       49,827,944
   1.63%    03/13/03    30,000       29,821,250
   1.65%    04/24/03    30,000       29,760,750

                               ----------------
                                  1,222,332,286

                               ----------------
U.S. Treasury Notes--13.2%
   5.63%    11/30/02    35,000       35,093,174
   5.75%    11/30/02    10,000       10,029,759
   5.50%    02/28/03    10,000       10,102,318
   4.25%    03/31/03    15,000       15,099,813
   3.88%    07/31/03    30,000       30,426,380
   5.75%    08/15/03    25,000       25,777,093
   3.63%    08/31/03    20,000       20,307,734
   2.75%    09/30/03    10,000       10,083,549
   4.25%    11/15/03    28,000       28,707,982

                               ----------------
                                    185,627,802

                               ----------------

                                          Value
                                      --------------
TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $1,407,960,088(a))    100.0% $1,407,960,088
OTHER ASSETS IN EXCESS
 OF LIABILITIES                  0.0%        659,585
                               -----  --------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 1,053,855,771 Institutional
 Shares, 321,796,241 Dollar
 Shares and 33,255,229
 Administration Shares
 outstanding)                  100.0% $1,408,619,673
                               =====  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($1,408,619,673 / 1,408,907,241)              $1.00
                                               =====

--------
(a)Cost for federal income tax purposes.

                         Treasury Trust Fund Portfolio
                             Maturity Information
                               October 31, 2002
                                  (Unaudited)

                      Maturity         Par       Percentage
                    ------------- -------------- ----------
                        1-30 Days $1,103,840,000    78.6%
                       31-60 Days     30,000,000     2.1
                       61-90 Days     75,000,000     5.3
                      91-120 Days     10,000,000     0.7
                     121-150 Days     30,000,000     2.1
                    Over 150 Days    158,000,000    11.2

                      Average Weighted Maturity--54 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                              MuniFund Portfolio
                            Statement of Net Assets
                               October 31, 2002
--------------------------------------------------------------------------------

                                Par
                  Maturity     (000)           Value
                  --------     --------   ---------------
MUNICIPAL BONDS--100.1%
Alabama--8.6%
  Alabama Housing Finance Authority
   Multifamily Housing RB (Rime
   Huntsville Project) Series 1996B DN
   (Federal National Mortgage
   Association Guaranty) (A-1+, Aaa)
   1.85%(b)       11/07/02    $ 10,775    $    10,775,000
  Columbia IDRB (Alabama Power
   Project) Series 1995B DN (A-1,
   VMIG-1)
   2.00%(b)       11/01/02      12,900         12,900,000
  Columbia IDRB (Alabama Power
   Project) Series 1999A DN (A-1)
   2.00%(b)       11/01/02      18,000         18,000,000
  Eutaw Industrial Development Board
   PCRB (Southern Companies Project)
   DN (A-1, VMIG-1)
   2.00%(b)       11/01/02       2,600          2,600,000
  Homewood Educational Development
   Authority RB (Samford University
   Project) Series 1999 DN (Bank of
   Nova Scotia LOC) (VMIG-1)
   2.00%(b)       11/01/02      10,900         10,900,000
  Jefferson County GO Warrants Series
   2001B DN (Morgan Guaranty Trust
   LOC) (A-1+, VMIG-1)
   2.00%(b)       11/01/02      44,000         44,000,000

                                          ---------------
                                               99,175,000

                                          ---------------
Alaska--0.3%
  Matanuska-Susitna Borough RB (First
   Union Merlots Trust Receipts) Series
   2001A-114 DN (First Union Bank
   LOC) (A-1)
   1.94%(b)       11/07/02       3,225          3,225,000

                                          ---------------
Arizona--0.6%
  Glendale GO Series 2002 MB (AA, Aa2)
   2.50%          07/01/03       2,250          2,262,513
  Maricopa County GO (Community
   College District Project) Series 2001D
   MB (AAA, Aaa)
   4.00%          07/01/03       5,000          5,076,924

                                          ---------------
                                                7,339,437

                                          ---------------
Arkansas--1.6%
  Arkansas Housing Finance Authority RB
   (Baptist Health Project) Series 1995
   DN (MBIA Insurance) (A-1+)
   1.95%(b)       11/07/02      14,900         14,900,000

                                 Par
                    Maturity    (000)          Value
                    --------    --------  ---------------
MUNICIPAL BONDS (continued)
Arkansas (continued)
  University of Arkansas Regents RB
   Series 1998 DN (MBIA Insurance)
   (VMIG-1)
   1.90%(b)         11/07/02   $  4,100   $     4,100,000

                                          ---------------
                                               19,000,000

                                          ---------------
California--5.8%
  California State RB Series 2002 DN
   (SP-1, MIG-1)
   1.72%(b)         11/07/02      8,500         8,500,000
  California State Revenue Anticipation
   Warrants Series 2002B MB
   (SP-1, MIG-1)
   3.00%            11/27/02     15,000        15,012,175
  California State Revenue Anticipation
   Warrants Series 2002C MB
   (SP-1, MIG-1)
   2.00%            01/30/03     10,000        10,003,436
  California State Series 2002 RAN
   (SP-1, MIG-1)
   2.50%            06/20/03     18,000        18,104,708
  Metropolitan Water District of Southern
   California RB Series 2000B-4 DN
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1+, VMIG-1)
   1.80%(b)         11/07/02      8,800         8,800,000
  Sacramento Multifamily Housing
   Refunding RB Series 1990A DN
   (Federal National Mortgage
   Association Guaranty) (A-1+)
   1.85%(b)         11/07/02      6,620         6,620,000

                                          ---------------
                                               67,040,319

                                          ---------------
Colorado--1.7%
  Colorado Educational & Cultural
   Facilities Authority RB (Denver
   Museum Project) Series 2001 DN
   (A-1)
   1.90%(b)         11/07/02      2,000         2,000,000
  Colorado Educational & Cultural
   Facilities Authority RB (National
   Cable Television Center Project)
   Series 1999 DN (A-1+)
   1.90%(b)         11/07/02        945           945,000
  Garfield County Hospital RB Series
   1999 DN (Banc One LOC) (A-1)
   1.90%(b)         11/07/02     17,260        17,260,000

                                          ---------------
                                               20,205,000

                                          ---------------

                See accompanying notes to financial statements.

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                 Par
                   Maturity     (000)           Value
                   --------     --------   ---------------
MUNICIPAL BONDS (continued)
Delaware--0.2%
  Delaware State Economic Development
   Authority RB (St. Annes Episcopal
   Project) Series 2001 DN (Wilmington
   Trust LOC) (A-1)
   1.90%(b)        11/07/02    $  2,000    $     2,000,000

                                           ---------------
District of Columbia--0.2%
  District of Columbia Refunding RB
   Series 2001 DN (Suntrust Bank LOC)
   (VMIG-1)
   1.85%(b)        11/07/02       1,900          1,900,000

                                           ---------------
Florida--2.6%
  Broward County Municipal Securities
   Trust Certificates RB (Bear Stearns
   Trust Receipts) Series 2002 DN (FSA
   Insurance) (A-1)
   1.97%(b)        11/07/02       5,000          5,000,000
  Florida Housing Finance Corporation
   Multifamily RB Series 2000 Pt-1234
   DN (Merrill Lynch & Co. Guaranty)
   (A-1C+)
   2.10%(b)        11/07/02      13,030         13,030,000
  Florida State Department of
   Environmental Protection RB Series
   2001-637 DN (MBIA Insurance) (A-1+)
   1.93%(b)        11/07/02       3,950          3,950,000
  Lee County Healthcare Facilities IDRB
   Series 1999 DN (Fifth Third Bank
   LOC)
   1.85%(b)        11/07/02       2,000          2,000,000
  Orange County Housing Finance
   Authority Multifamily RB (Post
   Fountains at Lee Vista Project) Series
   1997E DN (Federal National
   Mortgage Association Guaranty)
   (A-1+)
   1.85%(b)        11/07/02       5,915          5,915,000

                                           ---------------
                                                29,895,000

                                           ---------------
Georgia--3.3%
  Albany Dougherty County Housing
   Financial Authority RB (Phoebe
   Putney Memorial Hospital Project)
   Series 1996 DN (Suntrust Bank LOC)
   (A-1+, VMIG-1)
   1.95%(b)        11/07/02       3,800          3,800,000

                               Par
                  Maturity    (000)          Value
                  --------    -------   ---------------
MUNICIPAL BONDS (continued)
Georgia (continued)
  Bibb County Methodist Home
   Development Authority RB Series
   2001 DN (Suntrust Bank LOC)
   (VMIG-1)
   1.85%(b)       11/07/02    $3,500    $     3,500,000
  Clayton County Hospital Authority RB
   Series 1998B DN (Suntrust Bank
   LOC)
   1.85%(b)       11/07/02     1,965          1,965,000
  Cobb County Development Authority
   RB (Highland Park Associates
   Project) DN (Suntrust Bank LOC)
   1.85%(b)       11/07/02     3,550          3,550,000
  Cobb County Housing Authority
   Multifamily Housing RB (Post Bridge
   Project) DN (Federal National
   Mortgage Association Guaranty)
   (A-1+, VMIG-1)
   1.85%(b)       11/07/02     8,300          8,300,000
  Dekalb County Housing Authority
   Multifamily Housing RB (Clairmont
   Crest Project) DN (Federal National
   Mortgage Association Guaranty)
   (A-1+, VMIG-1)
   1.85%(b)       11/07/02       500            500,000
  Fulton County Development Authority
   RB (Epstein School Project) Series
   1997 DN (AMBAC Insurance) (Aa3)
   1.85%(b)       11/07/02     2,000          2,000,000
  Fulton County Development Authority
   RB (Galloway Schools Incorporated
   Project) Series 2002 DN (Suntrust
   Bank LOC) (VMIG-1)
   1.85%(b)       11/07/02     7,500          7,500,000
  Fulton County Development Authority
   RB (Trinity School Project) Series
   2001 DN (Suntrust Bank LOC)
   (VMIG-1)
   1.85%(b)       11/07/02     2,000          2,000,000
  Georgia GO Series 1991C MB (AAA, Aaa)
   6.40%          04/01/03       300            305,521
  Georgia GO Series 1994E MB (AAA,
   Aaa)
   6.75%          12/01/02     1,000          1,003,996
  La Grange Development Authority RB
   Series 2001 DN (Suntrust Bank LOC)
   (VMIG-1)
   1.93%(b)       11/07/02     1,000          1,000,000

                See accompanying notes to financial statements.

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                  Par
                    Maturity     (000)         Value
                    --------     -------  ---------------
MUNICIPAL BONDS (continued)
Georgia (continued)
  Macon-Bibb County Hospital Authority
   RB (The Medical Center of Central
   Georgia Project) DN (Suntrust Bank
   LOC)
   1.85%(b)         11/07/02     $3,000   $     3,000,000

                                          ---------------
                                               38,424,517

                                          ---------------
Hawaii--0.3%
  Hawaii GO (Citibank Eagle Trust
   Receipts) Series 2002 DN (FSA
   Insurance) (A-1+)
   1.94%(b)         11/07/02      3,600         3,600,000

                                          ---------------
Illinois--9.1%
  Chicago Board of Education GO (First
   Union Merlots Trust Receipts) Series
   1999A-47 DN (First Union Bank LOC)
   (A-1)
   1.94%(b)         11/07/02      3,095         3,095,000
  Chicago Board of Education Municipal
   Securities Trust Certificates RB (Bear
   Stearns Trust Receipts) Series 2001
   DN (FSA Insurance) (A-1)
   1.97%(b)         11/07/02      4,695         4,695,000
  Chicago GO (First Union Merlots Trust
   Receipts) Series 2000W DN (AMBAC
   Insurance, First Union LOC) (VMIG-1)
   1.94%(b)         11/07/02      2,000         2,000,000
  Chicago O'Hare International Airport RB
   (General Airport Second Lien Project)
   Series 1984A DN (Westpac Banking
   Corporation LOC) (A-1+)
   1.83%(b)         11/07/02      2,050         2,050,000
  Chicago O'Hare International Airport RB
   Series 2002A-25 DN (Wachovia Bank
   LOC) (VMIG-1)
   1.94%(b)         11/07/02      5,335         5,335,000
  Chicago Sales Tax RB (First Union
   Merlots Trust Receipts) DN (FGIC
   Insurance) (VMIG-1)
   1.94%(b)         11/07/02      5,000         5,000,000
  Cook County GO Series 1992A MB
   (AAA, Aaa)
   6.60%            11/15/02        730           745,997
  Du Page County Municipal Securities
   Trust Certificates RB (Bear Stearns
   Trust Receipts) Series 2001A DN
   (FSA Insurance, Bear Stearns SBPA)
   (A-1)
   1.97%(b)         11/07/02      7,000         7,000,000

                                   Par
                       Maturity   (000)           Value
                       --------  --------    ---------------
MUNICIPAL BONDS (continued)
Illinois (continued)
  Illinois Development Finance Authority
   IDRB (Merrill Lynch Trust Receipts)
   Series 2001 DN (Merrill Lynch &
   Company LOC) (A-1C+)
   2.10%(b)            11/07/02  $ 10,000    $    10,000,000
  Illinois Development Finance Authority
   RB (Decatur Mental Health Center
   Project) Series 1997 DN (First of
   America LOC)
   1.95%(b)            11/07/02     2,910          2,910,000
  Illinois Educational Facility Authority RB
   (Aurora University Project) Series
   2002 DN (Fifth Third Bank LOC)
   (VMIG-1)
   1.90%(b)            11/07/02     2,000          2,000,000
  Illinois GO (ABN AMRO Munitops Trust
   Certificates) Series 2002-23 MB
   (MBIA Insurance) (VMIG-1, F1+)
   1.90%               04/01/03     2,100          2,100,000
  Illinois GO Series 1998 MB (FSA
   Insurance) (AAA, Aaa)
   5.00%               04/01/03     2,600          2,635,767
  Illinois GO Series 2001 MB (AA, Aa2)
   5.00%               08/01/03     4,320          4,435,323
  Illinois Health Facilities Authority
   Municipal Securities Trust Certificates
   RB (Bear Steans Trust Receipts)
   Series 2002 DN (MBIA Insurance)
   (A-1)
   1.97%(b)            11/07/02     4,990          4,990,000
  Illinois Health Facilities Authority RB
   (Helping Hand Rehabilitation Project)
   Series 2001 DN (Fifth Third Bank
   LOC)
   1.85%(b)            11/07/02     4,000          4,000,000
  Illinois Health Facilities Authority RB
   (Lutheran Home & Services Project)
   Series 2001 DN (Allied Irish Bank
   LOC) (A-1+)
   2.05%(b)            11/07/02    12,500         12,500,000
  Illinois Hospital Finance Agency RB
   (Evanston Memorial Hospital Project)
   MB (A-1+, VMIG-1)
   1.40%               01/23/03     3,000          3,000,000
  Illinois Regional Transportation
   Authority RB (First Union Merlots
   Trust Receipts) Series 2002A-24 DN
   (Wachovia Bank LOC) (VMIG-1)
   1.94%(b)            11/07/02    12,795         12,795,000

                See accompanying notes to financial statements.

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                      Par
                        Maturity     (000)          Value
                        --------     -------   ---------------
MUNICIPAL BONDS (continued)
Illinois (continued)
  Peoria Heights Limited Obligation RB
   Series 2001 DN (National City Bank
   LOC)
   1.95%(b)             11/07/02     $3,000    $     3,000,000
  University of Illinois Auxiliary Facilities
   System RB (Citibank Eagle Tax-
   Exempt Trust Receipts) Series 2000
   DN (MBIA Insurance) (VMIG-1)
   1.94%(b)             11/07/02      3,500          3,500,000
  Warren County Industrial Project RB
   (Monmouth College Project) Series
   2002 DN (VMIG-1)
   1.85%(b)             11/07/02      6,505          6,505,000

                                               ---------------
                                                   104,292,087

                                               ---------------
Indiana--1.2%
  Gary RB (Redevelopment District
   Economic Growth Project) Series
   2001A DN (American National Bank
   & Trust LOC) (A-1)
   1.95%(b)             11/07/02      1,535          1,535,000
  Indiana Municipal Power Agency RB
   (Power Supply System Project)
   Series 2000A DN (Toronto Dominion
   LOC) (A-1+, VMIG-1)
   1.85%(b)             11/07/02        500            500,000
  Indiana Municipal Securities Trust
   Certificates RB (Bear Stearns Trust
   Receipts) Series 2001A DN (Bear
   Stearns Incorporated Guaranty) (A-1)
   1.97%(b)             11/07/02      6,000          6,000,000
  Indiana University RB (Student
   Residence System Project) Series
   1998 DN (Banc One LOC) (A-1)
   1.80%(b)             11/07/02        700            700,000
  Purdue University RB Series 1998N MB
   (AA, Aa2)
   4.05%                07/01/03      2,000          2,031,421
  Warren Township Vision 2005 School
   Building Corporation RB (First Union
   Merlots Trust Receipts) Series
   2001A-52 DN (First Union Bank LOC)
   (A-1)
   1.94%(b)             11/07/02      3,300          3,300,000

                                               ---------------
                                                    14,066,421

                                               ---------------
Iowa--3.7%
  Des Moines Commercial Development
   RB (Grand Office Park Project) Series
   1985E DN (A-1+)
   2.00%(b)             11/07/02      6,000          6,000,000

                                Par
                   Maturity    (000)         Value
                   --------   --------  ---------------
MUNICIPAL BONDS (continued)
Iowa (continued)
  Iowa Higher Education Loan Authority
   RB (Private College Project) Series
   1985 DN (MBIA Insurance) (A-1+,
   VMIG-1)
   1.90%(b)        11/07/02   $  1,700  $     1,700,000
  Iowa State School Warrants (Cash
   Anticipation Program) Series 2002A-3
   TRAN (FSA Insurance) (SP-1+, MIG-1)
   2.75%           06/20/03     20,000       20,134,125
  Urbandale IDRB (Aurora Business Park
   Association Project) Series 1985 DN
   (Principal Life Insurance Company
   Guaranty) (A-1+)
   1.95%(b)        11/07/02      9,200        9,200,000
  Urbandale IDRB (Meredith Drive
   Association Project) Series 1985 DN
   (Principal Life Insurance Company
   Guaranty) (A-1+)
   1.95%(b)        11/07/02      5,500        5,500,000

                                        ---------------
                                             42,534,125

                                        ---------------
Kentucky--1.3%
  Jefferson County Board of Education
   RB Series 2002N RAN (SP-1+,
   MIG-1)
   2.25%           06/30/03     11,000       11,046,465
  Wickliffe PCRB Series 2001 DN
   (Suntrust Bank LOC) (A-1+, VMIG-1)
   1.85%(b)        11/07/02      4,250        4,250,000

                                        ---------------
                                             15,296,465

                                        ---------------
Maine--0.3%
  Windham GO Series 2002 BAN (SP-1+)
   1.63%           01/15/03      3,300        3,302,175

                                        ---------------
Maryland--0.5%
  Calvert County Economic Development
   RB (Asbury Solomons Incorporated
   Facilities Project) Series 2001 DN
   (Kredietbank LOC) (A-1)
   1.95% (b)       11/07/02      4,425        4,425,000
  Montgomery County Parking Authority
   RB (Bethesda Parking Lot District
   Project) Series 2002A MB (FGIC
   Insurance) (AAA, Aaa)
   3.00%           06/01/03      1,010        1,017,692

                                        ---------------
                                              5,442,692

                                        ---------------

                See accompanying notes to financial statements.

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                Par
                  Maturity     (000)          Value
                  --------     --------  ---------------
MUNICIPAL BONDS (continued)
Massachusetts--1.6%
  Commonwealth of Massachusetts GO
   (First Union Merlots Trust Receipts)
   Series 2002A MB (FSA Insurance)
   (A-1, Aaa)
   1.75%          02/17/03    $  2,140   $     2,140,000
  Massachusetts Development Finance
   Agency RB (Carleton Willard Village
   Project) Series 2000 DN (Fleet
   National Bank N.A. LOC) (A-1)
   1.95%(b)       11/07/02      10,250        10,250,000
  Massachusetts Municipal Wholesale
   Electric Company Power Supply
   System RB Series 2001 MB (Bank of
   New York LOC) (A-1+)
   1.75%          09/25/03       6,000         6,000,000

                                         ---------------
                                              18,390,000

                                         ---------------
Michigan--3.7%
  Detroit Sewer & Disposal Authority RB
   (First Union Merlots Trust Receipts)
   Series 2001A-112 DN (MBIA
   Insurance) (VMIG-1)
   1.94%(b)       11/07/02       2,485         2,485,000
  Garden City Housing Finance Authority
   RB (Garden City Housing Project) DN
   (National City Bank LOC) (A-1+)
   1.90%(b)       11/07/02       4,500         4,500,000
  Kalamazoo Education Authority RB
   (Friendship Vl Project) Series 1997
   DN (Fifth Third Bank LOC) (A-1+)
   1.95%(b)       11/07/02       3,835         3,835,000
  Michigan Hospital Finance Authority RB
   Series 1992 MB (AAA, Aaa)
   6.80%          12/01/02       1,500         1,535,970
  Michigan Housing Development
   Authority Limited Obligation RB
   Series 1985 DN (Bank One LOC)
   (VMIG-1)
   1.85%(b)       11/07/02       7,500         7,500,000
  Michigan Municipal Bond Authority RB
   Series 2002C-1 MB (SP-1+)
   2.25%          08/22/03      18,000        18,120,137
  Michigan Strategic Fund Limited
   Obligation RB Series 2000 DN
   (Comerica Bank LOC)
   1.95%(b)       11/07/02       4,260         4,260,000

                                         ---------------
                                              42,236,107

                                         ---------------

                                  Par
                     Maturity    (000)          Value
                     --------    --------  ---------------
MUNICIPAL BONDS (continued)
Minnesota--1.7%
  Detroit Lakes Health Care Facilities RB
   Series 1993G MB (AAA)
   6.00%             02/15/03   $  1,250   $     1,289,806
  Duluth Economic Development
   Authority Health Care Facilities RB
   (Duluth Clinic Project) Series 1992
   MB
   6.20%             11/01/02      1,800         1,836,000
  Hennepin County GO Series 2000B DN
   (Landesbank Hessen Thuringen
   Girozentrale LOC) (A-1C+, VMIG-1)
   1.75%(b)          11/07/02      2,900         2,900,000
  Minneapolis & St. Paul Airport RB
   Series 2000A DN (FGIC Insurance)
   (VMIG-1)
   1.94%(b)          11/07/02      5,000         5,000,000
  Minnesota GO Series 2002 DN (A-1+)
   1.94%(b)          11/07/02      4,000         4,000,000
  Minnesota Higher Education Facilities
   Authority RB (Carleton College
   Project) Series 2000-5-G DN (Wells
   Fargo Bank LOC) (VMIG-1)
   1.75%(b)          11/07/02        180           180,000
  Plymouth Meeting IDRB (Scoville Press
   Incorporated Project) Series 1994 DN
   (Wells Fargo Bank LOC)
   2.10%(b)          11/07/02      1,550         1,550,000
  Southern Minnesota Municipal Power
   Agency RB (Merlot Trust Receipts)
   Series 2002 DN (MBIA Insurance)
   (VMIG-1)
   1.93%(b)          11/07/02      3,000         3,000,000

                                           ---------------
                                                19,755,806

                                           ---------------
Mississippi--0.4%
  Mississippi Development Bank Special
   Obligation Bonds RB Series 2002 DN
   (Amsouth Bank of Alabama LOC) (A-1)
   2.00%(b)          11/07/02      4,100         4,100,000

                                           ---------------
Missouri--3.5%
  Lees Summit Multifamily Housing RB
   (Affordable Housing Acquisition
   Project) Series 2001A DN (Bayerische
   Landesbank Hessen LOC) (VMIG-1)
   1.95%(b)          11/07/02     10,400        10,400,000

                See accompanying notes to financial statements.

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                 Par
                   Maturity     (000)           Value
                   --------     --------   ---------------
MUNICIPAL BONDS (continued)
Missouri (continued)
  Lees Summit Multifamily Housing RB
   (Affordable Housing Acquisition
   Project) Series 2001B DN
   (Bayerische Landesbank Girozentrale
   LOC) (VMIG-1)
   1.95%(b)        11/07/02    $ 19,440    $    19,440,000
  Medical Center Educational Building
   Corporation RB (Adult Hospital
   Project) Series 2001 DN (Amsouth
   Bank of Alabama LOC) (A-1)
   1.95%(b)        11/07/02       1,200          1,200,000
  Missouri State Development Finance
   Board Lease RB Series 1999 DN
   (TransAmerican Life Insurance) (A-1+)
   1.92%(b)        11/07/02       2,800          2,800,000
  Missouri State Regional Convention &
   Sports Complex Authority RB Series
   1991A MB (AAA, Aaa)
   6.90%           08/15/03       4,245          4,425,521
  St. Louis County IDA Mutifamily
   Housing RB (Heatherbrook Gardens
   Project) DN (U.S. Bank LOC)
   2.03%(b)        11/07/02       1,765          1,765,000

                                           ---------------
                                                40,030,521

                                           ---------------
Montana--1.5%
  Forsyth PCRB (Merrill Lynch Trust
   Receipts) Series 2002 Pt-604 MB
   (Merrill Lynch SBPA, AMBAC
   Insurance) (A-1+, Aaa)
   1.85%           03/06/03       7,300          7,300,000
  Montana GO Series 2002 TRAN
   (SP-1+, MIG-1)
   2.50%           06/30/03      10,000         10,059,460

                                           ---------------
                                                17,359,460

                                           ---------------
Nebraska--0.1%
  Nebraska Public Power RB Series 1993
   MB (AAA, Aaa)
   6.13%           01/01/03       1,500          1,540,267

                                           ---------------
Nevada--2.0%
  Clark County School District Municipal
   Securities Trust Certificates (Bear
   Stearns Trust Receipts) RB Series
   2001A DN (FSA Insurance) (A-1+)
   1.97%(b)        11/07/02       7,980          7,980,000
  Las Vegas Valley Water System TECP
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1+, P-1)
   1.45%           11/08/02       6,000          6,000,000

                                   Par
                    Maturity      (000)            Value
                    --------       --------   ---------------
MUNICIPAL BONDS (continued)
Nevada (continued)
  Municipal Securities Trust Certificates
   RB (Bear Stearns Trust Receipts)
   Series 2002A DN (FGIC Insurance,
   Bear Stearns Company LOC) (A-1)
   1.97%(b)         11/07/02     $  6,000     $     6,000,000
  Nevada Division of Housing RB (Single
   Family Mortgage Project) Series
   2002-1 MB (SP-1+)
   1.70%            03/31/03        2,860           2,860,000

                                              ---------------
                                                   22,840,000

                                              ---------------
New Hampshire--0.1%
  New Hampshire Municipal Bond Bank
   RB Series 1999C MB (FSA
   Insurance) (AAA, Aaa)
   5.50%            01/15/03        1,000           1,008,085

                                              ---------------
New Jersey--2.3%
  New Jersey Health Care Facilities
   Finance Authority RB Series 2001
   Pt-1319 DN (AMBAC Insurance)
   (A-1+)
   1.83%(b)         11/07/02        2,800           2,800,000
  New Jersey Series 2002A TRAN
   (SP-1+, MIG-1)
   3.00%            06/12/03       21,000          21,190,046
  New Jersey Transportation Trust Fund
   Authority RB Series 2002R-149 MB
   (VMIG-1)
   1.70%            02/20/03        2,000           2,000,000

                                              ---------------
                                                   25,990,046

                                              ---------------
New York--8.8%
  City of New York GO (Lehman Brothers
   Trust Receipts) Series 2002D-L28J
   DN (Lehman Brothers Liquidity
   Facility) (VMIG-1)
   1.95%(b)         11/07/02       30,000          30,000,000
  City of New York GO Series 1994B DN
   (Bayerische Landesbank LOC) (A-1+,
   VMIG-1)
   1.85%(b)         11/07/02          200             200,000
  City of New York GO Series 2002 RAN
   (SP-1+, MIG-1)
   2.50%            04/11/03       10,000          10,049,175
  City of New York Housing Development
   Corporation Multifamily Rental Housing
   RB (Carnegie Park Project) Series
   1997A DN (Federal National Mortgage
   Association Guaranty) (A-1+)
   1.80%(b)         11/07/02        5,100           5,100,000

                See accompanying notes to financial statements.

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)           Value
                   --------      --------   ---------------
MUNICIPAL BONDS (continued)
New York (continued)
  City of New York Transitional Finance
   Authority Financing RB Series 2002-4
   BAN (SP-1+, MIG-1)
   2.50%           02/26/03     $ 10,000    $    10,028,212
  Dormitory Authority of the State of New
   York RB (Glen Eddy Incorporated
   Project) Series 2000 DN (Fleet
   National Bank LOC) (A-1)
   1.90%(b)        11/07/02        2,555          2,555,000
  Dormitory Authority of the State of New
   York RB (New York Methodist
   Hospital Project) Series 1999 MB
   (Kredietbank LOC) (AAA, Aaa)
   4.25%           07/01/03          500            509,190
  Jay Street Development Corporation
   Courts Facilities RB (Jay Street
   Project) Series 2001A-1 DN (Morgan
   Guaranty Trust LOC) (A-1+, VMIG-1)
   1.80%(b)        11/07/02        7,300          7,300,000
  Long Island Power Authority Electrical
   System Subordinated RB (Merrill
   Lynch Trust Reciepts) Series 2002
   PA-966 DN (MBIA Insurance)
   1.86%(b)        11/07/02        5,600          5,600,000
  Long Island Power Authority Electrical
   System Subordinated RB Series
   1998A DN (Westdeutsche
   Landesbank Girozentrale LOC) (A-1+,
   VMIG-1)
   1.80%(b)        11/07/02       16,560         16,560,000
  Municipal Securities Trust Certificates
   (Bear Stearns Trust Receipts) RB
   Series 2002A DN (AMBAC Insurance,
   Bear Stearns Capital Markets
   Liquidity Facility) (VMIG-1)
   1.90%(b)        11/07/02          595            595,000
  Municipal Securities Trust Certificates
   (Bear Stearns Trust Receipts) RB
   Series 2002A DN (FGIC Insurance)
   (A-1)
   1.97%(b)        11/07/02        6,000          6,000,000
  New York State Energy Research &
   Development Authority PCRB
   (Niagara Mohawk Power Project)
   Series 1985C DN (Bank One LOC)
   (P-1, VMIG-1)
   1.90%(b)        11/01/02          450            450,000

                                   Par
                    Maturity      (000)           Value
                    --------       -------   ---------------
MUNICIPAL BONDS (continued)
New York (continued)
  New York State Medical Care Facilities
   Authority RB Series 1994 DN
   (Federal Home Loan Bank, Merrill
   Lynch SBPA) (A-1+)
   1.84%(b)         11/07/02      $5,900     $     5,900,000

                                             ---------------
                                                 100,846,577

                                             ---------------
North Carolina--1.4%
  Buncombe County GO Series 1997 DN
   (Wachovia Bank LOC) (A-1+,
   VMIG-1)
   1.85%(b)         11/07/02         380             380,000
  Guilford County Industrial Facilities &
   Pollution Recreational Facilities RB
   Series 2002 DN (Branch Banking &
   Trust Company LOC) (VMIG-1)
   1.90%(b)         11/07/02       2,245           2,245,000
  Mecklenburg County GO Series 1996B
   DN (Bank of America LOC) (A-1+,
   VMIG-1)
   1.75%(b)         11/07/02         700             700,000
  North Carolina Capital Facilities Finance
   Agency Educational Facilities RB
   Series 2001 DN (Branch Banking &
   Trust Company LOC) (VMIG-1)
   1.90%(b)         11/07/02       2,400           2,400,000
  North Carolina Gaston Day School
   Educational Facilities RB Series 2000
   DN (Bank of America LOC)
   1.85%(b)         11/07/02         400             400,000
  North Carolina GO Series 2002A MB
   (AAA, Aaa)
   4.00%            03/01/03       3,000           3,021,483
  North Carolina Housing Finance Agency
   RB (First Union Merlots Trust
   Receipts) Series 2000A DN (First
   Union Bank LOC) (VMIG-1)
   1.99%(b)         11/07/02         100             100,000
  North Carolina Medical Care
   Community Hospital RB (Angel
   Medical Center Incorporated Project)
   Series 1997 DN (First Union National
   Bank of North Carolina LOC) (A-1)
   1.86%(b)         11/07/02         200             200,000

                See accompanying notes to financial statements.

                              MuniFund Portfolio
Statement of N
                             et Assets (Continued)

--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)          Value
                   --------      -------   ---------------
MUNICIPAL BONDS (continued)
North Carolina (continued)
  North Carolina Medical Care
   Community Hospital RB (Duke
   University Hospital Project) Series
   1985B DN (A-1+, VMIG-1)
   1.80%(b)        11/07/02      $  300    $       300,000
  North Carolina Medical Care
   Community Hospital RB (Park Ridge
   Hospital Project) Series 1988 DN
   (NationsBank LOC) (A-1, VMIG-1)
   1.85%(b)        11/07/02       2,425          2,425,000
  North Carolina Medical Care
   Community Retirement Facilities RB
   (Aldersgate Project) Series 2001 DN
   (Branch Banking and Trust Company
   LOC) (A-1)
   1.95%(b)        11/07/02       1,220          1,220,000
  North Carolina Medical Care
   Community Retirement Facilities RB
   (First Mortgage Project) Series 2001C
   DN (Branch Banking and Trust
   Company LOC) (A-1)
   1.95%(b)        11/07/02       3,000          3,000,000

                                           ---------------
                                                16,391,483

                                           ---------------
Ohio--3.8%
  Butler County Healthcare Facilities RB
   (UC Physicians LLC Project) Series
   2001 DN (Fifth Third Bank LOC)
   1.85%(b)        11/07/02       3,000          3,000,000
  Cambridge City Hospital Facilities
   Authority RB (Regional Medical
   Center Project) Series 2001 DN
   (National City Bank LOC) (VMIG-1)
   1.90%(b)        11/07/02       2,500          2,500,000
  Carroll County RB (Health Care
   Facilities Project) Series 2000 DN
   (National City Bank LOC)
   1.95%(b)        11/07/02         595            595,000
  City of Westerville GO (ABN AMRO
   Munitops Trust Certificates) Series
   2001 DN (ABN-AMRO Bank N.V.
   LOC) (VMIG-1)
   1.86%(b)        11/07/02       1,000          1,000,000
  Clinton County Hospital RB Series 1999
   DN (National City Bank LOC) (VMIG-1)
   1.95%(b)        11/07/02       8,205          8,205,000

                                  Par
                     Maturity    (000)         Value
                     --------    -------  ---------------
MUNICIPAL BONDS (continued)
Ohio (continued)
  Columbus GO Unlimited Tax DN
   (Westduetsche Landesbank
   Girozentrale LOC) (A-1+, VMIG-1)
   1.75%(b)          11/07/02    $  325   $       325,000
  Cuyahoga County RB (Oriana Service
   Civic Facility Project) Series 2001 DN
   (Key Bank N.A. LOC)
   1.95%(b)          11/07/02     3,800         3,800,000
  Franklin County Hospital Facilities
   Referral & Improvement RB (U.S.
   Health Corporation of Columbus
   Project) Series 1996A DN (Morgan
   Guaranty Trust LOC) (VMIG-1)
   1.85%(b)          11/07/02     1,225         1,225,000
  Hamilton County Healthcare Facilities
   RB (Talbert Services Incorporated
   Project) Series 2002 DN (Fifth Third
   Bank LOC)
   1.85%(b)          11/07/02     3,985         3,985,000
  Hamilton County Hospital Facilities RB
   (Beechwood Home Project) DN (Star
   Banc Corporation LOC)
   1.90%(b)          11/07/02       300           300,000
  Indian Hill Village Economic
   Development RB (Cincinnati Country
   Day School Project) Series 1999 DN
   (Fifth Third Bank N.A. LOC)
   1.83%(b)          11/07/02     2,500         2,500,000
  Lucas County Health Facilities Authority
   RB (Lutheran Homes Society Project)
   Series 1996 DN (Banc One LOC)
   (A-1+)
   1.85%(b)          11/07/02     1,000         1,000,000
  Montgomery County Catholic Health
   Initiatives RB Series 1997B DN
   (Morgan Guaranty Trust LOC) (A-1+,
   VMIG-1)
   1.95%(b)          11/07/02     2,600         2,600,000
  Montgomery County Healthcare
   Facilities RB Series 2002 DN (Banc
   One LOC)
   2.00%(b)          11/07/02     2,700         2,700,000
  Ohio GO Highway Capital Improvement
   Series 1998C MB (AAA, Aa1)
   4.50%             05/01/03     2,000         2,028,459
  Ohio Water Development Authority
   PCRB (Philip Morris Company
   Project) Series 1997 DN (P-1)
   2.05%(b)          11/07/02     2,500         2,500,000

                See accompanying notes to financial statements.

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                 Par
                    Maturity    (000)         Value
                    --------   --------  ---------------
MUNICIPAL BONDS (continued)
Ohio (continued)
  Warren County Health Care Facilities
   RB (Otterbein Homes Project) Series
   1998B DN (Fifth Third Bank LOC)
   (A-1+)
   2.00%(b)         11/07/02   $  1,020  $     1,020,185
  Washington County RB (Hospital
   Facilities Project) Series 2001 DN
   (Fifth Third Bank LOC)
   1.85%(b)         11/07/02      1,500        1,500,000
  Wood County Facilities Import Piping
   Industry RB Series 2001 DN (Key
   Bank N.A. LOC)
   1.95%(b)         11/07/02      3,000        3,000,000

                                         ---------------
                                              43,783,644

                                         ---------------
Oklahoma--0.4%
  Oklahoma State Industrial Authority RB
   (Casady School Project) Series 2001
   DN (Banc One LOC)
   2.05%(b)         11/07/02      2,915        2,915,000
  Tulsa County GO (Independent School
   District Combined Purpose Bonds)
   Series 2001A MB (FSA Insurance)
   (AAA, Aaa)
   4.00%            03/01/03      2,000        2,012,966

                                         ---------------
                                               4,927,966

                                         ---------------
Oregon--0.2%
  Oregon Health, Housing, Education &
   Cultural Facility Authority RB
   (Peacehealth Project) Series 1998
   DN (SPA-Allied Irish Bank LOC) (A-1,
   VMIG-1)
   1.90%(b)         11/07/02      2,400        2,400,000

                                         ---------------
Pennsylvania--4.7%
  Eastern Pennsylvania Industrial &
   Commercial Development Authority
   IDRB (Electronic Data System
   Project) Series 1993 DN (Wachovia
   Bank LOC)
   1.94%(b)         11/07/02      5,900        5,900,000
  Franklin County IDRB (Chambersburg
   Hospital Project) Series 2000 DN
   (AMBAC Insurance) (A-1+)
   1.95%(b)         11/07/02      1,100        1,100,000
  Harrisburg IDRB Series 2001 DN
   (Bayerische Landesbank Girozentrale
   LOC) (A-1)
   1.90%(b)         11/07/02     14,965       14,965,000

                                  Par
                   Maturity      (000)            Value
                   --------       --------   ---------------
MUNICIPAL BONDS (continued)
Pennsylvania (continued)
  Lancaster County Hospital Authority RB
   (Willow Valley Retirement Project)
   Series 2002A DN (National
   Westminster LOC) (A-1)
   1.95%(b)        11/07/02     $ 13,000     $    13,000,000
  New Garden General Municipal
   Authority RB Series 1999 DN
   (AMBAC Insurance, Bank of Nova
   Scotia LOC) (A-1)
   1.95%(b)        11/07/02       19,300          19,300,000

                                             ---------------
                                                  54,265,000

                                             ---------------
Puerto Rico--0.7%
  Commonwealth of Puerto Rico
   Infrastructure Financing Authority GO
   (ABN AMRO Munitops Trust
   Certificates) Series 2000A-17 MB
   (ABN AMRO Bank SBPA)
   1.70%           10/22/03        7,900           7,900,000

                                             ---------------
South Carolina--1.8%
  Piedmont Municipal Power Agency
   Electric Refunding RB Series 1996B
   DN (Credit Suisse LOC)
   (A-1+, VMIG-1)
   1.80%(b)        11/07/02        6,300           6,300,000
  Piedmont Municipal Power Agency
   Electric Refunding RB Series 1996C
   DN (Morgan Guaranty Trust LOC)
   (A-1+, VMIG-1)
   1.80%(b)        11/07/02       15,000          15,000,000

                                             ---------------
                                                  21,300,000

                                             ---------------
Tennessee--4.3%
  City of Chattanooga Health, Education
   & Housing Facility Board RB Series
   1999 DN (Amsouth Bank of Alabama
   LOC) (A-1)
   1.94%(b)        11/07/02       12,400          12,400,000
  Cleveland IDRB (YMCA Chattan
   Project) Series 1999 DN (Suntrust
   Bank LOC)
   1.85%(b)        11/07/02        2,400           2,400,000
  Gallatin Industrial Development Board
   Educational Facilities RB (John
   Vianney School Project) DN (Suntrust
   Bank LOC) (VMIG-1)
   1.90%(b)        11/07/02        2,300           2,300,000

                See accompanying notes to financial statements.

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                 Par
                   Maturity     (000)           Value
                   --------     --------   ---------------
MUNICIPAL BONDS (continued)
Tennessee (continued)
  Memphis General Improvement
   Refunding RB DN (Westdeutsche
   Landesbank Girozentrale LOC) (A-1+,
   VMIG-1)
   1.90%(b)        11/07/02    $    500    $       500,000
  Memphis GO Series 1995A DN
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1+, VMIG-1)
   1.90%(b)        11/07/02         400            400,000
  Metropolitan Government Nashville &
   Davidson County Health & Education
   Board RB (Belmont University
   Project) Series 1997 DN (Suntrust
   Bank LOC)
   1.85%(b)        11/07/02       3,400          3,400,000
  Metropolitan Government Nashville &
   Davidson County Health & Education
   Board RB (Harpeth Hall School
   Project) DN (Suntrust Bank LOC)
   (VMIG-1)
   1.85%(b)        11/07/02         370            370,000
  Metropolitan Government Nashville &
   Davidson County IDRB (University
   School Project) Series 2002 DN
   (Suntrust Bank LOC) (VMIG-1)
   1.85%(b)        11/07/02       4,000          4,000,000
  Metropolitan Nashville Airport Authority
   Airport Improvement RB Series 1995
   MB (FGIC Insurance) (AAA, Aaa)
   5.00%           07/01/03       1,000          1,021,600
  Shelby County GO Series 1995A MB
   (AA+, Aa3)
   5.50%           04/01/03       3,500          3,625,188
   5.75%           04/01/03       3,750          3,887,954
  Shelby County Health Educational &
   Housing Authority RB Series 1994
   DN (Credit Suisse LOC) (A-1+)
   1.90%(b)        11/07/02       5,000          5,000,000
  Sumner County GO (Capital Outlay
   Project) Series 2002 DN (Suntrust
   Bank LOC) (VMIG-1)
   1.85%(b)        11/07/02      10,000         10,000,000

                                           ---------------
                                                49,304,742

                                           ---------------

                                Par
                  Maturity     (000)           Value
                  --------     --------   ---------------
MUNICIPAL BONDS (continued)
Texas--8.0%
  Austin Water & Wastewater System RB
   Series 2000 DN (MBIA Insurance)
   (VMIG-1)
   1.94%(b)       11/07/02    $  2,495    $     2,495,000
  Clear Creek Independent School District
   RB Series 2002-11-R-161 DN
   (Permanent School Fund Guaranty)
   (VMIG-1)
   1.94%(b)       11/07/02       3,150          3,150,000
  Collin County Housing Finance
   Corporation Multifamily RB (Merrill
   Lynch P-Float Receipts) Series 1999
   Pt-1160 DN (Merrill Lynch & Company
   Incorporated SBPA) (A-1C+)
   2.06%(b)       11/07/02       4,400          4,400,000
  Dallas GO Equipment Acquisition
   Contractual Obligations Series 2000
   MB (AAA, Aaa)
   5.25%          08/15/03       3,500          3,596,534
  Houston Community College RB Series
   2002 DN (MBIA Insurance) (A-1+)
   1.93%(b)       11/07/02       5,950          5,950,000
  Jefferson County Health Facility
   Development Corporation RB (First
   Union Merlots Trust Receipts) Series
   2001A-83 DN (First Union Bank LOC)
   (A-1C+)
   1.94%(b)       11/07/02       3,995          3,995,000
  Lower Colorado Texas River Authority
   RB Series 2000 DN (FSA Insurance,
   First Union Bank LOC) (VMIG-1)
   1.94%(b)       11/07/02       2,000          2,000,000
  Red River Educational Development
   Authority RB (Municipal Securities
   Trust Receipts) Series 2000 DN
   (Societe Generale LOC) (A-1C+)
   1.92%(b)       11/07/02       3,570          3,570,000
  Southeast Texas Housing Finance
   Corporation RB (First Union Merlots
   Trust Receipts) Series 2001A DN
   (Federal National Mortgage
   Association Guaranty) (A-1+)
   1.94%(b)       11/07/02       5,545          5,545,000
  Texas GO (Lehman Brothers Trust
   Receipts) Series 2002D DN (Lehman
   Liquidity SBPA) (VMIG-1)
   1.95%(b)       11/07/02      40,000         40,000,000

                See accompanying notes to financial statements.

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)            Value
                   --------       --------   ---------------
MUNICIPAL BONDS (continued)
Texas (continued)
  Texas State Department of Housing &
   Community Affairs Multifamily RB
   (Merrill Lynch Trust Receipts) Series
   2001 Pt-1280 DN (Merrill Lynch &
   Company SBPA) (A-1C+)
   2.15%(b)        11/07/02     $  1,000     $     1,000,000
  Texas State Housing Agency
   Multifamily RB Series 2001 DN (A-1+)
   1.93%(b)        11/07/02        2,350           2,350,000
  Texas Technology University RB (Bear
   Stearns Trust Receipts) Series 2002A
   DN (MBIA Insurance) (A-1)
   1.97%(b)        11/07/02       13,630          13,630,000

                                             ---------------
                                                  91,681,534

                                             ---------------
Utah--0.1%
  University of Utah Research Facilities
   RB (Biology Research Building
   Project) Series 1996A MB (MBIA
   Insurance) (AAA, Aaa)
   6.25%           04/01/03        1,290           1,314,319

                                             ---------------
Vermont--1.3%
  Vermont Series 2003A RAN (SP-1+,
   MIG-1)
   2.50%           06/17/03       15,000          15,106,569

                                             ---------------
Virginia--1.6%
  Chesterfield County PCRB Series 1992
   DN (Philip Morris Guaranty) (A-1, P-1)
   2.05%(b)        11/07/02       10,800          10,800,000
  Commonwealth of Virginia
   Transportation Authority RB Series
   1999B DN (Citibank LOC) (A-1+)
   1.94%(b)        11/07/02        1,000           1,000,000
  Fairfax County IDRB (Fairfax Hospital
   System Project) Series 1988B DN
   (Inova Health System Liquidity) (A-1+,
   VMIG-1)
   2.05%(b)        11/07/02          200             200,000
  Virginia GO Series 1994 MB (Aaa)
   6.50%           06/01/03        5,050           5,297,924
  Virginia Resource Authority RB (Henrico
   County Project) Series 1997 DN
   (Crestar Bank N.A. LOC) (A-1+)
   1.95%(b)        11/07/02        1,600           1,600,000

                                             ---------------
                                                  18,897,924

                                             ---------------

                                  Par
                   Maturity      (000)          Value
                   --------      -------   ---------------
MUNICIPAL BONDS (continued)
Washington--2.3%
  King County GO (ABN AMRO Munitops
   Trust Certificates)Series 2001-1 DN
   (MBIA Insurance) (VMIG-1)
   1.91%(b)        11/07/02      $2,500    $     2,500,000
  King County GO (School District No.
   408 Project) Series 1992A MB (A+,
   A1)
   6.60%           12/01/02       1,000          1,013,911
  Northwest Electric RB Series 2002-II-R-
   150 MB (MBIA Insurance) (VMIG-1)
   1.75%           02/27/03       6,495          6,495,000
  Seattle Municipal Light & Power RB
   (First Union Merlots Trust Receipts)
   Series 2001A-56 DN (First Union
   Bank LOC) (VMIG-1)
   1.94%(b)        11/07/02       7,475          7,475,000
  Washington GO (Piper Jaffray Trust
   Certificates) Series 2002G DN (Bank
   of New York LOC) (VMIG-1)
   1.96%(b)        11/07/02       5,170          5,170,000
  Washington GO Series 2002A-57 DN
   (MBIA Insurance)
   1.94%(b)        11/07/02       3,685          3,685,000

                                           ---------------
                                                26,338,911

                                           ---------------
Wisconsin--2.4%
  Appleton Redevelopment Authority RB
   (Fox City Project) Series 2001B DN
   (Banc One LOC) (VMIG-1)
   1.95%(b)        11/07/02       6,600          6,600,000
  Southeast Wisconsin Professional
   Baseball Park District Sales Tax RB
   Series 2000Y DN (MBIA Insurance)
   (VMIG-1)
   1.94%(b)        11/07/02       3,000          3,000,000
  Wisconsin State Health & Educational
   Facilities Authority RB (Oakwood
   Village Project) Series 2000B DN
   (Marshall & Ilsley Bank LOC) (A-1)
   2.00%(b)        11/07/02       3,000          3,000,000
  Wisconsin State Health & Educational
   Facilities Authority RB (Pooled Loan
   Financing Program) Series 2002F DN
   (Federal Home Loan Bank Guaranty)
   (VMIG-1)
   1.90%(b)        11/07/02       2,995          2,995,000

                See accompanying notes to financial statements.

                              MuniFund Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                     Par
                     Maturity       (000)           Value
                     --------      -------     --------------
MUNICIPAL BONDS (continued)
Wisconsin (continued)
  Wisconsin State Health & Educational
   Facilities Authority RB (St. Joseph's
   Community Hospital Project) Series
   2001 DN (Marshall & Ilsley Bank
   LOC) (A-1)
   2.00%(b)          11/07/02     $11,600      $   11,600,000

                                               --------------
                                                   27,195,000

                                               --------------
Multi-State--0.1%
  Societe Generale Pooled Trust RB
   (Various Bond Issurers) Series 2001B
   DN (Merrill Lynch & Company
   Guaranty) (A-1C+)
   2.10%(b)          11/07/02         750             750,000

                                               --------------
TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $1,152,392,199(a))         100.1%     $1,152,392,199
LIABILITIES IN EXCESS OF
 OTHER ASSETS                        (0.1%)        (1,613,916)
                                     ----      --------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 1,037,191,567 Institutional
 Shares, 74,528,604 Dollar
 Shares, 11,196,353 Cash
 Management Shares,
 8,626,433 Cash Reserve
 Shares, 13,051,148
 Administration Shares and
 6,215,207 Bear Stearns
 Shares outstanding.)               100.0%     $1,150,778,283
                                    =====      ==============
NET ASSET VALUE,
 OFFERING AND
 REDEMPTION PRICE PER
 SHARE
 ($1,150,778,283 / 1,150,809,312)                       $1.00
                                                        =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of October 31, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.
                              MuniFund Portfolio
                             Maturity Information
                               October 31, 2002
                                  (Unaudited)

                       Maturity        Par      Percentage
                     ------------- ------------ ----------
                         1-30 Days $909,490,185    79.1%
                        31-60 Days    3,500,000     0.3
                        61-90 Days    8,800,000     0.8
                       91-120 Days   31,885,000     2.8
                      121-150 Days   12,300,000     1.1
                     Over 150 Days  184,175,000    15.9

                      Average Weighted Maturity--49 days


                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                              MuniCash Portfolio
                            Statement of Net Assets
                               October 31, 2002
--------------------------------------------------------------------------------

                                Par
                  Maturity     (000)          Value
                  --------     --------  ---------------
MUNICIPAL BONDS--99.2%
Alabama--2.8%
  Brundidge IDRB (Carter Brothers
   Project) Series 2001 AMT DN (South
   Trust Bank LOC)
   2.03%(b)       11/07/02    $    885   $       885,000
  Columbia IDRB (Alabama Power
   Project) Series 1995B DN (A-1,
   VMIG-1)
   2.00%(b)       11/01/02       1,000         1,000,000
  Columbia IDRB (Alabama Power
   Project) Series 1998A AMT DN (A-1,
   VMIG-1)
   2.15%(b)       11/01/02       5,400         5,400,000
  Columbia IDRB (Alabama Power
   Project) Series 1999A DN (A-1,
   VMIG-1)
   2.00%(b)       11/01/02       4,900         4,900,000
  Homewood Educational Development
   Authority RB (Samford University
   Project) Series 1999 DN (Bank of
   Nova Scotia LOC) (VMIG-1)
   2.00%(b)       11/01/02      14,900        14,900,000
  Jefferson County GO Warrants Series
   2001B DN (Morgan Guaranty Trust
   LOC) (A-1+, VMIG-1)
   2.00%(b)       11/01/02       2,550         2,550,000
  Steele Industrial Development Board
   RB Series 2001 AMT DN (South
   Trust Bank LOC)
   2.03%(b)       11/07/02       5,000         5,000,000
  Tuscaloosa IDRB Series 2000A AMT
   DN (South Trust Bank LOC)
   2.08%(b)       11/07/02       1,535         1,535,000

                                         ---------------
                                              36,170,000

                                         ---------------
Alaska--0.1%
  North Slope Borough GO Series 1992A
   MB (MBIA Insurance) (AAA)
   5.90%          06/30/03       1,000         1,029,240

                                         ---------------
Arizona--0.9%
  Arizona Health Facilities Authority RB
   (Royal Oaks Project) Series 2002 DN
   (Lasalle National Bank LOC)
   1.95%(b)       11/07/02      11,925        11,925,000
  Phoenix GO Series 1993A MB (AA+,
   Aa1)
   5.00%          07/01/03         415           423,769

                                         ---------------
                                              12,348,769

                                         ---------------

                                 Par
                   Maturity     (000)           Value
                   --------     --------   ---------------
MUNICIPAL BONDS (continued)
Arkansas--0.5%
  Arkansas GO (Waste Water Disposal
   Pollution Control Project) Series 2002
   MB (AA, Aa2)
   3.00%           07/01/03    $    230    $       232,421
  City of Blytheville IDRB (Nucor
   Corporation Project) Series 1998
   AMT DN (A-1+, P-1)
   2.15%(b)        11/07/02       3,000          3,000,000
  Fayetteville Sales & Use Tax Capital
   Improvement RB Series 2002 MB
   2.00%           06/01/03       2,250          2,253,883
  Little Rock Waste Disposal RB Series
   2002 MB (MBIA Insurance) (AAA,
   Aaa)
   3.00%           05/01/03       1,000          1,007,999

                                           ---------------
                                                 6,494,303

                                           ---------------
California--7.9%
  California State Index Notes Series
   2002 DN (SP-1, MIG-1)
   1.77%(b)        11/07/02       9,000          9,000,000
  California State Series 2002 RAN
   (SP-1, VMIG-2)
   2.50%           06/27/03      25,000         25,128,839
  California State Trust Receipts Series
   2002L-33J DN (A-1+, VMIG-1)
   2.00%(b)        11/07/02      17,000         17,000,000
  California Statewide Communities
   Development Authority Multifamily RB
   Series 2001 PT-1353 AMT DN
   (Merrill Lynch & Company Guaranty)
   (A-1C+)
   2.10%(b)        11/07/02      11,185         11,185,000
  California Statewide Redevelopment
   Authority RB Series 2000 PT-1264
   AMT DN (Merrill Lynch & Company
   Guaranty) (A-1+)
   2.10%(b)        11/07/02      13,380         13,380,000
  Contra Costa Multifamily Housing RB
   Series 2001 Pt-1314 AMT DN (Merrill
   Lynch & Company Guaranty) (A-1C+)
   2.10%(b)        11/07/02      22,895         22,895,000
  Los Angeles International Airport (LAX
   Two Corporation Project) DN (A+)
   2.04%(b)        11/01/02         200            200,000
  San Bernardino County Certificates of
   Participation (County Central
   Refunding Project) Series 1996 DN
   (Commerzbank LOC) (A-2, VMIG-1)
   2.05%(b)        11/07/02       5,000          5,000,000

                                           ---------------
                                               103,788,839

                                           ---------------

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                   Par
                       Maturity   (000)         Value
                       --------  --------  ---------------
MUNICIPAL BONDS (continued)
Colorado--1.3%
  Colorado Health Facilities Authority
   Economic Development RB (Johnson
   Publishing Company Project) AMT DN
   (Banc One N.A. LOC)
   2.10%(b)            11/07/02  $  2,305  $     2,305,000
  Denver City & County Airport RB Series
   1992B AMT MB (A, Aaa)
   7.25%               11/15/02       250          255,511
  Denver City & County Airport RB Series
   2002-11-R-147 AMT MB (FGIC
   Insurance) (VMIG-1)
   1.80%               01/30/03     6,000        6,000,067
  Denver City & County Airport RB Series
   2002A-61 AMT DN (Wachovia Bank
   LOC) (VMIG-1)
   1.99%(b)            11/07/02     6,000        6,000,000
  Jefferson County School District GO
   Series 1998B MB (FGIC Insurance)
   (AAA, Aaa)
   5.00%               12/15/02     1,500        1,506,379
  University of Colorado Hospital Authority
   RB Series 1992A MB (Kredietbank
   LOC) (AAA, Aaa)
   6.40%               11/15/02     1,000        1,021,866

                                           ---------------
                                                17,088,823

                                           ---------------
Connecticut--0.0%
  Regional School District No. 5 GO
   Series 1994 MB (MBIA Insurance)
   (AAA, Aaa)
   5.40%               01/15/03       400          411,031

                                           ---------------
Florida--3.6%
  Broward County Municipal Securities
   Trust Certificates (Bear Stearns Trust
   Receipts) RB Series 2002 DN (FSA
   Insurance) (A-1)
   1.97%(b)            11/07/02     4,000        4,000,000
  Dade County Seaport RB Series 1990E
   MB (MBIA Insurance) (AAA, Aaa)
   8.00%               10/01/03     1,010        1,067,446
  Florida Housing Finance Corporation
   Multifamily RB Series 2000 Pt-1234
   DN (Merrill Lynch & Company
   Guaranty) (A-1C+)
   2.10%(b)            11/07/02     4,000        4,000,000
  Greater Orlando Aviation Authority RB
   (Special Purpose Cessna Aircraft
   Project) Series 2001 AMT DN
   (Textron Incorporated Guaranty)
   (A-1, P-1)
   2.50%(b)            11/07/02     6,000        6,000,000

                                Par
                   Maturity    (000)          Value
                   --------    --------  ---------------
MUNICIPAL BONDS (continued)
Florida (continued)
  Highlands County Health Facilities
   Authority RB (Adventist Health
   System Project) Series 2000A DN
   (MBIA Insurance) (A-1+, VMIG-1)
   1.95%(b)        11/07/02   $  3,000   $     3,000,000
  Hillsborough County Aviation Authority
   RB (Delta Airlines Project) Series
   2000 DN (Commerzbank LOC) (A-2,
   VMIG-1)
   2.20%(b)        11/07/02      8,795         8,795,000
  Jacksonville Economic Development
   Commission Industrial Development
   RB (Glasfloss Industries Incorporated
   Project) Series 2002 AMT DN
   (Huntington Bank LOC)
   2.05%(b)        11/07/02      2,205         2,205,000
  Lee County IDRB Series 1997 AMT DN
   (Key Bank N.A. LOC)
   2.10%(b)        11/07/02      2,105         2,105,000
  Putnam County Development Authority
   PCRB (Seminole Electric Co-op
   Project) Series 1984D MB (National
   Rural Utilities LOC) (A-1, VMIG-1)
   2.00%           12/16/02      5,000         5,000,000
  Putnam County Development Authority
   PCRB (Seminole Electric Co-op
   Project) Series 1984H-4 MB (National
   Rural Utilities LOC) (A-1, VMIG-1)
   1.60%           03/15/03      2,000         2,000,000
  Putnam County Development Pooled
   Loan Series 1984H-2 MB (National
   Rural Utilities LOC) (A-1, VMIG-1)
   1.60%           03/15/03      9,000         9,000,000

                                         ---------------
                                              47,172,446

                                         ---------------
Georgia--1.0%
  Dougherty County GO Series 2000 MB
   (FSA Insurance) (Aaa)
   5.25%           10/01/03        930           961,728
  Gordon County Industrial Development
   Authority RB (Aladdin Manufacturing
   Project) Series 1997A AMT DN
   (Wachovia Bank LOC)
   2.04%(b)        11/07/02      1,000         1,000,000
  Griffin-Spalding County IDRB
   (Woodland Industries Project) Series
   2000 AMT DN (Wachovia Bank LOC)
   (A-1+)
   1.99%(b)        11/07/02      2,350         2,350,000

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------


                                             Par
                                Maturity    (000)           Value
                                --------    --------   ----------------
               MUNICIPAL BONDS (continued)
               Georgia (continued)
                 Gwinnett County IDRB (Suzanna
                  Project) Series 2001A AMT DN
                  (Wachovia Bank LOC) (VMIG-V 1)
                  1.99%(b)      11/07/02   $  3,450     $     3,450,000
                 Rome-Floyd County IDRB (Packaging
                  Products Corporation Project) Series
                  2000A AMT DN (South Trust Bank
                  LOC)
                  2.05%(b)      11/07/02      2,300           2,300,000
                 Whitefield County Educational
                  Development Authority RB (Aladdin
                  Solid Waste Disposal Project) Series
                  1999 AMT DN (Wachovia Bank
                  LOC)
                  2.04%(b)      11/07/02      3,100           3,100,000

                                                       ----------------
                                                             13,161,728

                                                       ----------------
               Hawaii--1.1%
                 Hawaii Airport System (Bigelow
                  Project) Series 2001A AMT DN
                  (FGIC Insurance, Bear Stearns
                  SBPA) (A-1)
                  2.00%(b)      11/07/02      8,800           8,800,000
                 Hawaii Housing Finance &
                  Development Corporation Single
                  Family Mortgage RB Series
                  2001A-15 AMT DN (First Union
                  Bank LOC) (VMIG-1)
                  1.99%(b)      11/07/02      6,035           6,035,000

                                                       ----------------
                                                             14,835,000

                                                       ----------------
               Illinois--6.5%
                 Addison IDRB (General Binding
                  Corporation Project) Series 1988
                  AMT DN (Lasalle National Bank
                  LOC)
                  2.10%(b)      11/07/02      1,150           1,150,000
                 Chicago IDRB (Goose Island Beer
                  Company Project) AMT DN (First
                  Bank Systems, N.A. LOC)
                  2.10%(b)      11/07/02      1,600           1,600,000
                 Chicago IDRB (Promise Candy
                  Project) Series 2001 AMT DN
                  (Lasalle National Bank LOC)
                  2.10%(b)      11/07/02      4,000           4,000,000

                                                  Par
                                   Maturity      (000)            Value
                                   --------       --------   ---------------
                MUNICIPAL BONDS (continued)
                Illinois (continued)
                  Chicago O'Hare Airport RB (Municipal
                   Trust Certificates) Series 2000A ZTC-
                   8 AMT DN (AMBAC Insurance, Zurich
                   Capital Markets SBPA) (VMIG-1)
                   2.12%(b)        11/07/02     $ 14,980     $    14,980,000
                  Chicago O'Hare Airport RB (Second
                   Lien Passenger Facility Project)
                   Series 2001C AMT DN (First Union
                   Bank LOC) (VMIG-1)
                   1.99%(b)        11/07/02        5,685           5,685,000
                  Cook County GO Series 1992A MB
                   (AAA, Aaa)
                   6.60%           11/15/02        1,000           1,021,869
                  Deerfield GO Series 2002 MB (Aaa)
                   3.25%           12/15/02        1,225           1,227,195
                  Du Page County Motor Fuel Tax Series
                   1995 MB (AAA, Aaa)
                   6.50%           01/01/03        1,085           1,093,536
                  Elmhurst IDRB (Randall Manufacturing
                   Project) Series 2002 AMT DN
                   (Lasalle National Bank LOC) (A-1+)
                   2.05%(b)        11/07/02        1,915           1,915,000
                  Harvard Health Care Facilities RB
                   (Harvard Memorial Hospital Project)
                   Series 1998 DN (National City Bank
                   LOC)
                   2.25%(b)        11/07/02        1,200           1,200,000
                  Harvard Multifamily Housing RB
                   (Northfield Court Project) Series 1999
                   AMT DN (Lasalle National Bank LOC)
                   (A-1+)
                   2.05%(b)        11/07/02        7,350           7,350,000
                  Illinois Development Finance Authority
                   IDRB (Big Bolt Corporation Project)
                   AMT DN (ABN-AMRO Bank N.V.
                   LOC)
                   2.10%(b)        11/07/02        2,800           2,800,000
                  Illinois Development Finance Authority
                   IDRB (Cano Packaging Corporation
                   Project) Series 2001 AMT DN
                   (Lasalle National Bank LOC)
                   2.10%(b)        11/07/02        2,840           2,840,000
                  Illinois Development Finance Authority
                   IDRB (Harbortown Industries Project)
                   Series 2000A AMT DN (Lasalle
                   National Bank LOC)
                   2.07%(b)        11/07/02        2,000           2,000,000

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                 Par
                                   Maturity     (000)           Value
                                   --------     --------   ---------------
                MUNICIPAL BONDS (continued)
                Illinois (continued)
                  Illinois GO (ABN AMRO Munitops Trust
                   Certificates) Series 2002-23 MB
                   (MBIA Insurance) (VMIG-1, F1+)
                   1.90%           04/01/03    $  2,100    $     2,100,000
                  Illinois Health Facilities Authority RB
                   (Central Baptist Home Project) Series
                   1999B DN (Allied Irish Bank LOC)
                   (VMIG-1)
                   2.05%(b)        11/07/02      13,300         13,300,000
                  Illinois Health Facilities Authority RB
                   (Lutheran Home & Services Project)
                   Series 2001 DN (Allied Irish Bank
                   LOC) (A-1+)
                   2.05%(b)        11/07/02         700            700,000
                  Illinois Housing Development Finance
                   Authority RB Series 1999 Subseries
                   B-2 AMT MB (ABN-AMRO Bank N.V.
                   LOC) (VMIG-1)
                   2.20%           12/18/02       2,205          2,205,000
                  Illinois Housing Development Finance
                   Authority RB Series 2000V DN (First
                   Union Bank LOC) (VMIG-1)
                   1.99%(b)        11/07/02       5,065          5,065,000
                  Illinois Regional Transportation
                   Authority RB (First Union Merlots
                   Trust Receipts) Series 2002A-24 DN
                   (Wachovia Bank LOC) (VMIG-1)
                   1.94%(b)        11/07/02       6,000          6,000,000
                  Illinois Toll Highway Priority Authority
                   Series 1992A MB (AAA, A1)
                   5.75%           01/01/03         500            513,370
                  Rockford County RB (Wesley Willows
                   Obligation) Series 2002 DN (Marshall
                   & Ilsley Bank LOC) (A-1)
                   2.00%(b)        11/01/02       5,000          5,000,000
                  Sangamon County IDRB (Contech
                   Construction Incorporated Project)
                   Series 1997 AMT DN (Mellon Bank
                   N.A. LOC) (VMIG-1)
                   2.10%(b)        11/07/02       1,200          1,200,000
                  Springfield Community Improvement RB
                   Series 2000 AMT DN (National City
                   Bank LOC)
                   2.10%(b)        11/07/02         970            970,000

                                                           ---------------
                                                                85,915,970

                                                           ---------------

                                                  Par
                                   Maturity      (000)           Value
                                   --------      --------   ---------------
                MUNICIPAL BONDS (continued)
                Indiana--3.3%
                  Bremen IDRB (Universal Bearings
                   Incorporated Project) Series 1996A AMT
                   DN (Key Bank N.A. LOC) (A-1, P-1)
                   2.10%(b)        11/07/02     $  5,000    $     5,000,000
                  Elkhart Economic Development RB
                   (Jameson Inns Incorporated Project)
                   AMT DN (Firstar Bank N.A. LOC)
                   2.15%(b)        11/07/02        3,130          3,130,000
                  Fort Wayne Economic Development
                   Authority RB (Advanced Machine &
                   Tool Project) Series 2001 AMT DN
                   (National City Bank LOC)
                   2.10%(b)        11/07/02        2,340          2,340,000
                  Fort Wayne Economic Development
                   Authority RB (Gildea Tool Company
                   Project) Series 1998 AMT DN
                   (Comerica Bank LOC)
                   2.10%(b)        11/07/02        1,200          1,200,000
                  Greenburg Community Schools GO
                   Series 2002 TAN
                   2.75%           12/31/02        1,500          1,501,934
                  Huntingburg Multifamily RB (Lincoln
                   Village Apartments Project) Series
                   2000 AMT DN (Federal Home Loan
                   Bank Guaranty)
                   2.10%(b)        11/07/02        2,350          2,350,000
                  Indiana Development Finance Authority
                   Economic Development RB (Saroyan
                   Hardwoods Incorporated Project)
                   Series 1994 AMT DN (FifthThird Bank
                   LOC)
                   2.10%(b)        11/07/02        1,250          1,250,000
                  Indiana Development Finance Authority
                   IDRB (Enterprise Center II Project)
                   Series 1992 AMT DN (Bank One N.A.
                   LOC) (A-1)
                   2.02%(b)        11/07/02        3,000          3,000,000
                  Indiana Economic Development
                   Finance Authority RB (Morris
                   Manufacturing & Sales Corporation
                   Project) Series 2002 AMT DN
                   (National City Bank LOC)
                   2.10%(b)        11/07/02        3,300          3,300,000
                  Indiana Educational Facilities Authority
                   RB (Wabash Project) Series 2002
                   BAN (MIG-1)
                   2.36%           03/20/03          750            751,149

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                Par
                                  Maturity     (000)           Value
                                  --------     --------   ---------------
                MUNICIPAL BONDS (continued)
                Indiana (continued)
                  Indiana Port Commission RB (Kosmos
                   Cement Project) Series 2000 AMT
                   DN (Wachovia Bank LOC) (A-1+)
                   2.04%(b)       11/07/02    $  5,500    $     5,500,000
                  Indiana Transportation Finance
                   Authority Airport Facilities Lease RB
                   Series 1992 MB (Aaa)
                   6.25%          11/01/02       1,000          1,020,000
                  Jeffersonville Economic Development
                   Authority RB (Scansteel Project)
                   Series 1998 AMT DN (National City
                   Bank LOC)
                   2.10%(b)       11/07/02       1,470          1,470,000
                  Orleans Economic Development RB
                   (Almana Limited Liability Company
                   Project) Series 1995 AMT DN
                   (National Bank of Detriot LOC)
                   2.05%(b)       11/07/02       3,500          3,500,000
                  Scottsburg Economic Development
                   Authority RB (American Plastic
                   Corporation Project) Series 2000
                   AMT DN (National City Bank LOC)
                   2.10%(b)       11/07/02       1,275          1,275,000
                  South Bend Economic Development
                   Authority RB (SGW Realty LLC
                   Project) Series 1998 AMT DN
                   (National City Bank LOC)
                   2.10%(b)       11/07/02       1,150          1,150,000
                  St. Joseph County Industrial Economic
                   Development RB (Midcorr Land
                   Development LLC Project) Series
                   2002 DN (National City Bank LOC)
                   2.10%(b)       11/07/02       1,600          1,600,000
                  Terre Haute Industrial Economic
                   Development RB (Jameson Inns
                   Incorporated Project) Series 1999
                   AMT DN (Firstar Bank N.A. LOC)
                   2.15%(b)       11/07/02       3,545          3,545,000

                                                          ---------------
                                                               42,883,083

                                                          ---------------
                Iowa--0.9%
                  Dallas County IDRB (Sioux City Brick
                   Project) Series 2000A AMT DN (First
                   Bank Systems LOC)
                   2.10%(b)       11/07/02       1,000          1,000,000

                                                Par
                                    Maturity   (000)           Value
                                    --------  --------    ---------------
               MUNICIPAL BONDS (continued)
               Iowa (continued)
                 Iowa Finance Authority Economic
                  Development RB (West Liberty Foods
                  Project) Series 2002 AMT DN (Bank
                  One N.A. LOC)
                  2.10%(b)          11/07/02  $  3,830    $     3,830,000
                 Iowa State School Cash Anticipation
                  Program Series 2002-03A TRAN
                  (FSA Insurance) (SP-1+, MIG-1)
                  2.75%             06/20/03     5,000          5,031,412
                 West Burlington IDRB (Borghi
                  Oilhydraulic Project) Series 2001A
                  AMT DN (Bank One N.A. LOC)
                  2.10%(b)          11/07/02     1,700          1,700,000

                                                          ---------------
                                                               11,561,412

                                                          ---------------
               Kansas--0.3%
                 Burlington PCRB (National Rural
                  Project) TECP (National Rural Utilities
                  LOC) (A-1+, P-1)
                  1.50%             11/07/02     4,000          4,000,000

                                                          ---------------
               Kentucky--5.1%
                 City of Wilder Industrial Building RB
                  (Saratoga Investments Limited
                  Partnerships Project) Series 1998
                  AMT DN (Fifth Third Bank N.A. LOC)
                  2.05%(b)          11/07/02     1,325          1,325,000
                 Clark County PCRB (Kentucky Power
                  Project) Series 1984J-2 MB (National
                  Rural Utilities LOC) (A-1, VMIG-1)
                  1.70%             04/15/03     5,000          5,000,000
                 Dayton IDRB (Ramkat Enterprise
                  Project) Series 2001 AMT DN (First
                  Bank Systems LOC)
                  2.10%(b)          11/07/02     2,150          2,150,000
                 Elsmere IDRB (International Mold Steel
                  Incorporated Project) Series 1996
                  AMT DN (Star Banc Corporation LOC)
                  2.05%(b)          11/07/02     1,610          1,610,000
                 Florence Economic Development RB
                  (Jameson Inns Incorporated Project)
                  Series 1999 AMT DN (Firstar Bank
                  N.A. LOC)
                  2.15%(b)          11/07/02     2,385          2,385,000
                 Henderson County Solid Waste
                  Disposal RB (Hudson Foods
                  Incorporated Project) Series 1995
                  AMT DN (Rabo Bank Nederland
                  LOC) (VMIG-1)
                  2.05%(b)          11/07/02     5,000          5,000,000

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                Par
                                   Maturity    (000)          Value
                                   --------    --------  ---------------
                MUNICIPAL BONDS (continued)
                Kentucky (continued)
                  Henderson Industrial Building RB
                   (Shamrock Technologies Project)
                   Series 1997 AMT DN (First Union
                   National Bank LOC)
                   2.04%(b)        11/07/02   $  1,916   $     1,916,000
                  Jefferson County Board of Education RB
                   Series 2002N RAN (SP-1+, MIG-1)
                   2.25%           06/30/03     11,000        11,046,465
                  Jefferson County Economic
                   Development RB (Jameson Inns
                   Incorporated Project) Series 1999
                   AMT DN (First Bank Systems LOC)
                   2.15%(b)        11/07/02      2,415         2,415,000
                  Jefferson County Industrial Building RB
                   (Atlas Machine & Supply Company
                   Project) Series 1999 AMT DN (Bank
                   One N.A. LOC)
                   2.10%(b)        11/07/02      4,300         4,300,000
                  Kenton County Airport Board Special
                   Facilities RB Series 2000B DN
                   (Commerzbank LOC) (A-2, VMIG-1)
                   2.20%(b)        11/07/02     11,000        11,000,000
                  Kenton County Airport Board Special
                   Facilities RB Series 2002A AMT DN
                   (Commerzbank LOC) (A-2, VMIG-1)
                   2.30%(b)        11/07/02      8,600         8,600,000
                  McCreary IDRB (Le Sportsac Project)
                   Series 1998B AMT DN (Fifth Third
                   Bank LOC)
                   2.10%(b)        11/07/02      1,790         1,790,000
                  McCreary IDRB (Le Sportsac Project)
                   Series 1999B-3 AMT DN (Fifth Third
                   Bank LOC)
                   2.10%(b)        11/07/02      3,900         3,900,000
                  Pulaski County Solid Waste Disposal
                   Facilities PCRB (Natural Rural
                   Utilities for East Kentucky Power
                   Project) Series 1993B AMT MB
                   1.80%           02/15/03      3,850         3,850,000
                  Trimble County PCRB (Louisville
                   Project) Series 2002 TECP (A-2,
                   VMIG-1)
                   1.90%           02/18/03      1,200         1,200,000

                                                         ---------------
                                                              67,487,465

                                                         ---------------

                                                Par
                                   Maturity    (000)          Value
                                   --------    --------  ---------------
               MUNICIPAL BONDS (continued)
               Louisiana--0.9%
                 Iberville Parish PCRB (Air Products
                  Corporation Project) Series 1992 DN
                  (A-1)
                  2.03%(b)         11/07/02   $  2,200   $     2,200,000
                 Lafayette Educational Development
                  Authority RB (Holt County Project)
                  Series 1990 DN (Rabo Bank
                  Nederland LOC)
                  2.21%(b)         11/07/02      3,360         3,360,000
                 Louisiana Local Government
                  Environmental Facilities Community
                  Development Authority RB (Ouachita
                  Christian School Incorporated Project)
                  Series 2002 DN (Bank One N.A. LOC)
                  2.10%(b)         11/07/02      1,700         1,700,000
                 Louisiana Correctional Facilities
                  Corporation Lease RB Series 2002
                  MB (AA)
                  3.00%            12/15/02      2,000         2,002,320
                 North Webster Parish IDRB (CSP
                  Project) Series 2001 AMT DN
                  (Regions Bank N.A. LOC)
                  2.03%(b)         11/07/02      2,900         2,900,000

                                                         ---------------
                                                              12,162,320

                                                         ---------------
               Maine--0.3%
                 Windham GO Series 2002 BAN
                  1.63%            01/15/03      3,400         3,402,241

                                                         ---------------
               Maryland--5.3%
                 Baltimore County RB (St. Paul's School
                  For Girls Project) Series 2000 DN
                  (Allfirst Bank LOC) (A-2)
                  1.93%(b)         11/07/02      8,850         8,850,000
                 Calvert County Economic Development
                  RB (Asbury Solomons Incorporated
                  Facilities Project) Series 2001 DN
                  (Kredietbank LOC) (A-1)
                  1.95%(b)         11/07/02      5,000         5,000,000
                 Maryland Economic Development
                  Corporation RB (Joe Corbis Pizza
                  Project) Series 2000 AMT DN
                  (Allfirst Bank LOC) (A-1)
                  2.03%(b)         11/01/02      1,745         1,745,000
                 Maryland Economic Development
                  Corporation RB (Lithographing
                  Company Project) Series 2001 AMT
                  DN (Allfirst Bank LOC) (A-1)
                  2.03%(b)         11/07/02      3,925         3,925,000

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                Par
                                  Maturity     (000)           Value
                                  --------     --------   ---------------
                MUNICIPAL BONDS (continued)
                Maryland (continued)
                  Maryland Economic Development
                   Corporation RB (Mirage Tucker LLC
                   Facilities Project) Series 2002 DN
                   (Allfirst Bank LOC) (VMIG-1)
                   2.03%(b)       11/07/02    $  1,400    $     1,400,000
                  Maryland Economic Development
                   Corporation RB (Pharmaceutics
                   International Project) Series 2001A
                   AMT DN (Allfirst Bank LOC) (A-1)
                   2.03%(b)       11/07/02       6,200          6,200,000
                  Maryland Health & Higher Education
                   Facilities Authority RB (Kennedy
                   Krieger Institute Project) Series
                   1993D DN (Allfirst Bank LOC) (A-1)
                   1.85%(b)       11/07/02       7,800          7,800,000
                  Maryland Health & Higher Education
                   Facilities Authority RB (The Norwood
                   School Project) Series 1998 DN
                   (Allfirst Bank LOC) (A-1)
                   1.83%(b)       11/07/02       3,345          3,345,000
                  Maryland Housing & Community
                   Development Authority RB
                   (Residential Administration Project)
                   Series 2002C AMT MB (Allfirst Bank
                   LOC) (Aa2)
                   1.65%          12/19/02       2,000          2,000,000
                  Maryland Industrial Development
                   Finance Authority IDRB (McDonogh
                   School Incorporated Project) Series
                   1996 DN (FNB Maryland LOC) (A-1)
                   1.85%(b)       11/07/02       2,208          2,208,000
                  Maryland State Health & Higher
                   Education Facilities Authority RB
                   (Doctors Community Hospital Project)
                   Series 1997 DN (Allfirst Bank LOC)
                   (A-2)
                   1.93%(b)       11/07/02         355            355,000
                  Maryland State Health & Higher
                   Education Facilities Authority RB
                   (Doctors Community Hospital Project)
                   Series 1999 DN (Allfirst Bank LOC)
                   (A-1)
                   1.93%(b)       11/07/02       5,200          5,200,000
                  Maryland State Industrial Development
                   Financing Authority RB (Brass Mill
                   Road Project) Series 1995 DN (Allfirst
                   Bank LOC) (A-1)
                   2.00%(b)       11/07/02       2,080          2,080,000

                                                  Par
                                   Maturity      (000)           Value
                                   --------      --------   ---------------
                MUNICIPAL BONDS (continued)
                Maryland (continued)
                  Maryland State Industrial Development
                   Financing Authority RB (Patapsco
                   Association Project) Series 1995 DN
                   (Allfirst Bank LOC) (A-1)
                   2.00%(b)        11/07/02     $  1,605    $     1,605,000
                  Montgomery County Economic
                   Development Authority RB (Brooke
                   Grove Foundation Incorporated
                   Project) Series 1998 DN (Allfirst Bank
                   LOC) (A-1)
                   1.98%(b)        11/07/02        5,000          5,000,000
                  Montgomery County Housing Finance
                   Authority RB (Merrill Lynch P-Float
                   Trust Receipts) Series 2001 Pt-1276
                   AMT DN (Merrill Lynch & Co.
                   Guaranty) (A-1C+)
                   2.15%(b)        11/07/02        4,990          4,990,000
                  Montgomery County RB (Ivymount
                   School Incorporated Facilities Project)
                   Series 2000 DN (Allfirst Bank LOC)
                   (A-1)
                   1.98%(b)        11/07/02        1,900          1,900,000
                  Prince Georges County RB (Parsons
                   Paper Facilities Project) Series 1987
                   DN (Allfirst Bank LOC)
                   1.70%(b)        11/01/02        3,900          3,900,000
                  Wicomico County Economic
                   Development RB (Plymouth Tube
                   Company Project) Series 1996 AMT
                   DN (Bank One N.A. LOC) (VMIG-1)
                   2.10%(b)        11/07/02        1,600          1,600,000

                                                            ---------------
                                                                 69,103,000

                                                            ---------------
                Massachusetts--0.7%
                  Commonwealth of Massachusetts GO
                   (First Union Merlots Trust Receipts)
                   Series 2002A MB (FSA Insurance)
                   (A-1)
                   1.75%           02/17/03        1,500          1,500,000
                  Massachusetts Industrial Finance
                   Agency Healthcare Facilities RB
                   (Jewish Geriatric Services Project)
                   Series 1997A DN (Bank of Boston
                   LOC) (A-1+)
                   1.90%(b)        11/07/02        6,095          6,095,000
                  Massachusetts Municipal Wholesale
                   Electric Company Power Supply
                   System RB Series 2001 MB (Bank of
                   New York LOC) (A-1+)
                   1.75%           09/25/03        1,995          1,995,000

                                                            ---------------
                                                                  9,590,000

                                                            ---------------

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                   Par
                     Maturity     (000)          Value
                     --------     --------  ---------------
MUNICIPAL BONDS (continued)
Michigan--3.4%
  Detroit Economic Development
   Authority RB (First Union Merlots
   Trust Receipts) Series 2001A-90
   AMT DN (First Union Bank LOC)
   (VMIG-1)
   1.99%(b)          11/07/02    $  2,500   $     2,500,000
  Detroit Economic Development
   Authority RB (E.H. Association
   Limited Project) Series 2002 DN
   (Charter One Financial LOC)
   2.05%(b)          11/07/02       1,445         1,445,000
  Jackson Public Schools GO (State Aid
   Project) Series 2002B MB
   1.75%             05/22/03       1,250         1,251,022
  Michigan Strategic Fund Limited
   Obligation RB (America Group LLC
   Project) Series 2000 AMT DN (Bank
   One N.A. LOC)
   2.10%(b)          11/07/02       3,200         3,200,000
  Michigan Strategic Fund Limited
   Obligation RB (Bayloff Properties
   Project) Series 1998 AMT DN
   (National City Bank LOC)
   2.10%(b)          11/07/02       1,000         1,000,000
  Michigan Strategic Fund Limited
   Obligation RB (Conway Products
   Project) Series 2001 AMT DN
   (Comerica Bank LOC)
   2.00%(b)          11/07/02       2,705         2,705,000
  Michigan Strategic Fund Limited
   Obligation RB (Hannah Technical
   Project) Series 2002 AMT DN
   (Comerica Bank LOC)
   2.00%(b)          11/07/02       5,200         5,200,000
  Michigan Strategic Fund Limited
   Obligation RB (Kay Screen Printing
   Incorporated Project) Series 2000
   AMT DN (Bank One N.A. LOC)
   2.10%(b)          11/07/02       1,500         1,500,000
  Michigan Strategic Fund Limited
   Obligation RB (Midwest Glass
   Fabricators Incorporated Project) Series
   2001 DN (Bank of America LOC)
   2.05%(b)          11/07/02       2,815         2,815,000
  Michigan Strategic Fund Limited
   Obligation RB (Nartron Corporation
   Project) Series 1998 AMT DN
   (Comerica Bank LOC)
   2.00%(b)          11/07/02       4,635         4,635,000

                                Par
                  Maturity     (000)          Value
                  --------     --------  ---------------
MUNICIPAL BONDS (continued)
Michigan (continued)
  Michigan Strategic Fund Limited
   Obligation RB (PFG Enterprises
   Incorporated Project) Series 2001
   AMT DN (Huntington Bank LOC)
   2.05%(b)       11/07/02    $  1,055   $     1,055,000
  Michigan Strategic Fund Limited
   Obligation RB (Saginaw Production
   Corporation Project) Series 2001
   AMT DN (Comerica Bank LOC)
   2.00%(b)       11/07/02       3,450         3,450,000
  Michigan Strategic Fund Limited
   Obligation RB (Sparta Foundry
   Incorporated Project) Series 1999
   AMT DN (Old Kent Bank & Trust
   Company LOC)
   2.10%(b)       11/07/02       1,400         1,400,000
  Michigan Strategic Fund Limited
   Obligation RB (Total Business
   Systems Project) Series 1998 AMT
   DN (Comerica Bank LOC)
   2.00%(b)       11/07/02       3,930         3,930,000
  Michigan Strategic Fund Limited
   Obligation RB (VK & W Investors LLC
   Project) Series 2000 AMT DN
   (Comerica Bank LOC)
   2.00%(b)       11/07/02       3,000         3,000,000
  Oakland County Educational Limited
   Obligation RB Series 2000 AMT DN
   (Bank One N.A. LOC)
   2.00%(b)       11/07/02       5,600         5,600,000

                                         ---------------
                                              44,686,022

                                         ---------------
Mississippi--0.2%
  Mississippi Business Financial
   Corporation RB (Shuqualak Lumber
   Company Project) Series 2001 AMT
   DN (Bank One N.A. LOC)
   2.10%(b)       11/07/02       2,500         2,500,000

                                         ---------------
Missouri--2.4%
  Bridgeton IDRB (Gold Dust LLC Project)
   AMT DN (Commerce Bank N.A. LOC)
   2.05%(b)       11/07/02       1,225         1,225,000
  Lees Summit Multifamily Housing RB
   (Affordable Housing Acquisition
   Project) Series 2001A DN (Bayeriche
   Landesbank Hessen LOC)(VMIG-1)
   1.95%(b)       11/07/02       5,000         5,000,000

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                 Par
                    Maturity    (000)          Value
                    --------    --------  ---------------
MUNICIPAL BONDS (continued)
Missouri (continued)
  Maries County IDA Solid Waste
   Management IDRB (Kingsford
   Products Company Project) Series
   1993 AMT DN (Clorox Company
   Incorporated Guaranty) (A-1)
   1.99%(b)         11/07/02   $  8,600   $     8,600,000
  Medical Center Educational Building
   Corporation RB (Adult Hospital
   Project) Series 2001 DN (Amsouth
   Bank of Alabama LOC) (A-1)
   1.95%(b)         11/07/02      7,800         7,800,000
  Missouri Development Finance
   Authority Board Infrastructure
   Facilities RB (Branson Project) Series
   2002A BAN (SP-1)
   3.00%            03/14/03      3,500         3,512,494
  St. Charles County IDRB (A.H. Land
   Development Project) Series 1996
   AMT DN (Commerce Bank LOC) (A-1)
   2.10%(b)         11/07/02      2,275         2,275,000
  St. Charles IDRB (Patriot Machine
   Incorporated Project) Series 2002
   AMT DN (U.S. Bank Corp. LOC)
   2.02%(b)         11/07/02      3,500         3,500,000

                                          ---------------
                                               31,912,494

                                          ---------------
Montana--1.8%
  Forsyth PCRB (Merrill Lynch Trust
   Receipts) Series 2002 Pt-604 MB
   (Merrill Lynch SBPA, AMBAC
   Insurance) (A-1+)
   1.85%            03/06/03     10,045        10,045,000
  Forsyth PCRB (Merrill Lynch Trust
   Receipts) Series 2002 Pt-605 MB
   (Merrill Lynch SBPA, AMBAC
   Insurance) (A-1+)
   1.90%            03/06/03      7,995         7,995,000
  Montana State Housing Board Series
   2002A-19 AMT DN (First Union N.A.
   LOC) (VMIG-1)
   1.99% (b)        11/07/02      3,095         3,095,000
  Montana State Housing Board Series
   2002A-41 AMT DN (First Union N.A.
   LOC) (VMIG-1)
   1.99%(b)         11/07/02      2,910         2,910,000

                                          ---------------
                                               24,045,000

                                          ---------------

                                Par
                   Maturity    (000)          Value
                   --------    --------  ---------------
MUNICIPAL BONDS (continued)
Nevada--0.2%
  Nevada Housing Division Single Family
   Mortgage RB Series 2002-2 AMT MB
   1.80%           03/31/03   $  2,500   $     2,500,000

                                         ---------------
New Hampshire--0.6%
  New Hampshire Business Finance
   Authority Industrial Facilities RB
   (Felton Brush Incorporated Project)
   Series 1997 AMT DN (Key Bank N.A.
   LOC)
   2.10%(b)        11/07/02      1,700         1,700,000
  New Hampshire Housing Finance
   Authority RB (First Union Merlots
   Trust Receipts) Series 2001A-51
   AMT DN (First Union Bank LOC)
   (VMIG-1)
   1.99%(b)        11/07/02      3,385         3,385,000
  New Hampshire Housing Finance
   Authority RB (First Union Merlots
   Trust Receipts) Series 2001A-82
   AMT DN (First Union Bank LOC)
   (VMIG-1)
   1.99%(b)        11/07/02      2,975         2,975,000

                                         ---------------
                                               8,060,000

                                         ---------------
New Jersey--1.4%
  Montgomery Township GO Series 2001
   BAN
   3.00%           12/04/02     11,380        11,391,721
  New Jersey Economic Development
   Authority RB (Kenwood USA
   Corporation Project) Series 1985 DN
   (Bank of New York LOC) (P-1)
   1.85%(b)        11/07/02        500           500,000
  New Jersey Economic Development
   Authority Thermal Energy Facilities
   RB (Thermal Energy Limited Project)
   Series 1995 AMT DN (NBD Bank
   Corp LOC) (VMIG-1)
   1.85%(b)        11/07/02      3,000         3,000,000
  New Jersey Health Care Facilities
   Finance Authority RB Series 2001Pt-
   1319 DN (A-1+)
   1.83%           11/07/02        300           300,000
  New Jersey Transportation Trust Fund
   Authority RB Series 2002-11-R-149
   MB (VMIG-1)
   1.70%           02/20/03      2,000         2,000,000

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                              Par
                 Maturity    (000)           Value
                 --------   --------    ---------------
MUNICIPAL BONDS (continued)
New Jersey (continued)
  Washington Township GO Series 2001
   BAN
   2.75%         11/01/02   $  1,000    $     1,000,000

                                        ---------------
                                             18,191,721

                                        ---------------
New Mexico--0.2%
  Dona Ana County IDRB (Merryweath
   Project) Series 1998 AMT DN (First
   Merit Bank N.A. LOC)
   2.27%(b)      11/07/02      1,820          1,820,000

                                        ---------------
New York--6.8%
  City of New York GO (Lehman Brothers
   Trust Receipts) Series 2002D-L28J
   DN (Lehman Brothers Liquidity
   Facility) (VMIG-1)
   1.95%(b)      11/07/02     50,000         50,000,000
  Lancaster Industrial Development
   Agency RB (Jiffy Tite Company
   Incorporated Project) Series 1997
   AMT DN (Key Bank N.A. LOC)
   1.95%(b)      11/07/02      1,930          1,930,000
  New York Housing Finance Agency
   Service Contract Obligation RB
   Series 1997A DN (Commerzbank
   LOC) (A-1, VMIG-1)
   2.25%(b)      11/07/02     10,000         10,000,000
  New York State Township Authority
   Service Contract RB (Highway &
   Bridges Project) Series 1993 MB (A3)
   5.25%         04/01/03      2,130          2,206,590
  Onondaga Industrial Development
   Agency RB (Midstate Printing
   Corporation Project) Series 2000
   AMT DN (Key Bank N.A. LOC)
   2.10%(b)      11/07/02      2,070          2,070,000
  Triborough Bridge & Tunnel Authority
   Special Obligation RB Series 2000A
   DN (A-1+, VMIG-1)
   1.85%(b)      11/07/02     21,825         21,825,000
  Ulster Industrial Development Agency
   RB (Viking Industries Incorporated
   Project) Series 1998A AMT DN (Key
   Bank N.A. LOC)
   1.77%(b)      11/07/02      1,855          1,855,000

                                        ---------------
                                             89,886,590

                                        ---------------

                                Par
                  Maturity     (000)           Value
                  --------     --------   ---------------
MUNICIPAL BONDS (continued)
North Carolina--0.2%
  Gates County IDRB (Coxe-Lewis
   Project) AMT DN (First Union
   National Bank LOC)
   2.04%(b)       11/07/02    $  1,375    $     1,375,000
  Lee County Industrial Facilities &
   Pollution Control Financing Authority
   IDRB (Arden Corporation Project)
   Series 1999 AMT DN (Comerica
   Bank LOC)
   2.00%(b)       11/07/02         200            200,000
  North Carolina Housing Finance
   Authority RB (First Union Merlots
   Trust Receipts) Series 2001A-70
   AMT DN (First Union Bank LOC)
   (VMIG-1)
   1.99%(b)       11/07/02       1,270          1,270,000

                                          ---------------
                                                2,845,000

                                          ---------------
North Dakota--0.8%
  Mercer County Solid Waste Disposal
   RB (National Rural Utilities United
   Power Project) Series 1993U AMT
   MB (A-1, P-1)
   1.85%          12/01/02       6,400          6,400,000
  North Dakota Housing Finance Agency
   (First Union Merlots Trust Receipts)
   Series 2001A-19 AMT DN (First
   Union Bank LOC) (VMIG-1)
   1.99%(b)       11/07/02       4,210          4,210,000

                                          ---------------
                                               10,610,000

                                          ---------------
Ohio--8.9%
  American Municipal Power Incorporated
   GO Series 2002 BAN
   1.90%          11/06/03       2,500          2,500,000
  American Municipal Power Incorporated
   RB (Bowling Green Project) Series
   2001 BAN
   2.25%          12/04/02       1,000          1,000,000
  American Municipal Power Incorporated
   RB (Cleveland Public Power Project)
   Series 2002 BAN
   1.55%          08/21/03       2,330          2,330,000
  American Municipal Power Incorporated
   RB (Montpelier Village Project) Series
   2002 BAN
   1.85%          07/10/03       2,250          2,250,000

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)            Value
                   --------       --------   ---------------
MUNICIPAL BONDS (continued)
Ohio (continued)
  American Municipal Power Incorporated
   RB (Ohio Incorporated Project) Series
   2001 BAN
   2.35%           11/15/02     $  2,500     $     2,500,000
  American Municipal Power Incorporated
   RB (Ohio Incorporated Project) Series
   2002 BAN
   1.75%           11/07/02        1,000           1,000,000
   1.60%           08/22/03        2,725           2,725,000
  American Municipal Power Incorporated
   RB (Shelby Project) Series 2001 BAN
   2.30%           11/26/02        1,000           1,000,000
  Ashtabula IDRB Series 1986 AMT DN
   (Key Bank N.A. LOC)
   2.10%(b)        11/07/02        1,300           1,300,000
  Aurora GO Series 2001 BAN
   2.20%           12/19/02        1,200           1,200,309
  Avon GO Series 2002 BAN
   2.50%           04/17/03        1,200           1,201,338
  Belmont County GO (Water Supply
   Project) Series 2002 BAN
   1.88%           10/09/03        1,000           1,002,574
  Bowling Green RB (Central Business
   District Revitalization Project) Series
   2002 MB (MIG-1)
   2.10%           03/27/03          500             500,293
  Chillicothe County GO Series 2002 BAN
   2.25%           05/29/03        1,000           1,001,849
  City of Cleveland GO Series 2002 BAN
   2.00%           12/12/02        3,000           3,000,498
  Cleveland Heights GO Series 2002
   BAN
   1.65%           08/22/03        2,614           2,618,148
  Cuyahoga County IDRB (Cleveland Gear
   Company Incorporated Project) Series
   1998 AMT DN (Key Bank N.A. LOC)
   2.10%(b)        11/07/02        1,400           1,400,000
  Cuyahoga County IDRB (Northstar
   Project) Series 1998 AMT DN (Key
   Bank N.A. LOC)
   2.10%(b)        11/07/02          100             100,000
  Cuyahoga Economic Development RB
   (Cleveland Botanical Garden Project)
   Series 2001 DN (VMIG-1)
   1.90%(b)        11/07/02       10,500          10,500,000
  Cuyahoga GO Series 2002 BAN
   1.65%           09/17/03        1,595           1,597,755
  Erie County GO Series 2002 BAN
   2.13%           07/10/03        1,700           1,705,459

                                Par
                   Maturity    (000)          Value
                   --------    --------  ---------------
MUNICIPAL BONDS (continued)
Ohio (continued)
  Erie County IDRB (Brighton Manor
   Company Project) Series 1986 AMT
   DN (Bank One N.A. LOC)
   2.10%(b)        11/07/02   $    600   $       600,000
  Fairfield County GO Series 2002 BAN
   2.25%           04/15/03      4,200         4,215,120
  Hamilton County Economic
   Development RB (Taft Museum
   Project) Series 2002 DN (Fifth Third
   Bank LOC)
   1.85%(b)        11/07/02        750           750,000
  Hamilton County GO Series 2002 BAN
   1.91%           06/05/03      1,000         1,000,000
  Hamilton County Hospital Facilities RB
   (Beechwood Home Project) DN (Star
   Banc Corporation LOC)
   1.90%(b)        11/07/02        950           950,000
  Hamilton County Hospital Facilities RB
   (Childrens Hospital Medical Center
   Project) Series 2002 DN (VMIG-1)
   1.85%(b)        11/07/02        500           500,000
  Harrison Sewer System Improvement
   GO Series 2002 BAN
   2.18%           12/19/02      2,000         2,001,380
  Hebron Waterworks RB Series 2002
   BAN
   2.30%           10/01/03      1,000         1,005,845
  Huber Heights GO Series 2002 BAN
   1.55%           08/29/03      1,820         1,821,471
  Lebanon County GO Series 2002 BAN
   2.15%           05/22/03      1,000         1,001,354
  Licking County GO Series 2002 BAN
   2.05%           02/27/03      1,450         1,451,659
  Logan County GO Series 2001 BAN
   2.37%           11/13/02      1,500         1,500,091
  Lorain Catholic Health Finance
   Authority (Catholic Healthcare
   Project) TECP (Banc One LOC)
   (A-1+, VMIG-1)
   1.65%           02/06/03     10,300        10,300,000
  Lucas County Education Development
   Authority RB (Maumee Valley
   Country Day School Project) Series
   1998 AMT DN (Sky Financial LOC)
   2.85%(b)        11/07/02      1,865         1,865,000
  Lucas Industrial Development RB
   (Conforming Matrix Corporation
   Project) Series 1999 AMT DN (Sky
   Financial LOC)
   2.85%(b)        11/07/02      1,230         1,230,000

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                 Par
                   Maturity     (000)           Value
                   --------     --------   ---------------
MUNICIPAL BONDS (continued)
Ohio (continued)
  Lyndhurst GO Series 2002 BAN
   1.70%           08/21/03    $    500    $       500,987
  Mahoning County IDRB (M & J
   Development Limited Project) Series
   2002 AMT DN (Key Bank N.A. LOC)
   2.10%(b)        11/07/02       2,840          2,840,000
  Marysville County GO Series 2001 BAN
   2.34%           11/14/02       3,000          3,000,282
  Mayfield GO Series 2002 BAN
   1.75%           09/18/03       1,000          1,002,594
  North Canton Water System GO Series
   2002 BAN
   2.20%           03/27/03         650            650,636
  Ohio GO Series 2002-II-R-167 DN
   (Salomon Smith Barney LOC)
   (VMIG-1)
   1.94%(b)        11/07/02         300            300,000
  Ohio State Water Development
   Authority Solid Waste Facilities RB
   (Pel Technologies Project) Series
   2002 AMT DN (Key Bank N.A. LOC)
   (VMIG-1)
   2.00%(b)        11/07/02       4,000          4,000,000
  Ohio Water Development Authority
   PCRB (Philip Morris Company
   Project) Series 1997 DN (P-1)
   2.05%(b)        11/07/02       1,300          1,300,000
  Powell County GO Series 2002 BAN
   2.04%           11/05/03       1,000          1,003,330
  Reynoldsburg School District GO Series
   1992 MB (AAA, Aaa)
   6.10%           12/01/02       1,000          1,023,653
  Richland County GO Series 2001 BAN
   (MIG-1)
   2.42%           11/14/02       2,000          2,000,223
  Richland County GO Series 2002 BAN
   2.50%           05/07/03         676            677,354
   2.10%           11/12/03       1,000          1,003,430
  Shelby County GO Series 2002 BAN
   2.06%           02/27/03       1,000          1,000,823
  South Euclid GO Series 2002 BAN
   (VMIG-1)
   2.25%           04/03/03       3,700          3,703,234
  St Marys GO Series 2002 BAN
   1.85%           09/18/03       1,150          1,152,485
  Trumbull County IDRB Series 1995
   AMT DN (Key Bank N.A. LOC)
   2.10%(b)        11/07/02       1,955          1,955,000
  University Heights RB Series 2002 BAN
   2.15%           05/15/03         400            400,523

                                 Par
                    Maturity    (000)          Value
                    --------    --------  ---------------
MUNICIPAL BONDS (continued)
Ohio (continued)
  University of Toledo RB (Societe
   Generale Trust Receipts) Series
   2001-SGA-125 DN (FGIC Insurance)
   (A-1+)
   1.90%(b)         11/07/02   $  3,900   $     3,900,000
  Vermillion GO Series 2002 BAN
   1.70%            08/28/03      1,215         1,216,963
  Wapakoneta Water System Series 2002
   BAN
   2.17%            01/31/03      1,250         1,251,284
  Wilmington GO Series 2002 BAN
   2.03%            12/12/02      2,215         2,215,686
  Wood County Economic Development
   Authority RB (Sun Deed Holdings
   Project) Series 2001A AMT DN (Sky
   Bank LOC)
   2.85%(b)         11/07/02      2,000         2,000,000
  Wood County IDRB (Hammill
   Manufacturing Project) Series 2001
   AMT DN (Sky Bank LOC)
   2.85%(b)         11/07/02        520           520,000
  Wood County RB (Toledo YMCA
   Facilities Improvement Project) Series
   1998 DN (Sky Bank LOC)
   2.85%(b)         11/07/02      3,905         3,905,000
  Wooster County GO Series 2002 BAN
   2.25%            08/13/03      1,750         1,759,825

                                          ---------------
                                              116,908,455

                                          ---------------
Oklahoma--0.5%
  Muskogee Industrial Trust PCRB
   (Oklahoma Gas & Electric Project)
   Series 1995A DN (A-1+, VMIG-1)
   2.40%(b)         11/07/02      1,500         1,500,000
  Oklahoma City IDRB Series 1998 AMT
   DN (Banc One LOC)
   2.10%(b)         11/07/02      2,410         2,410,000
  Oklahoma Development Finance
   Authority RB (Conoco Project) Series
   2002B DN (A-2, P-2)
   2.35%(b)         11/07/02      2,500         2,500,000

                                          ---------------
                                                6,410,000

                                          ---------------
Pennsylvania--9.4%
  Dallastown School District GO Series
   2000 DN (FGIC Insurance) (A-1+)
   1.93%(b)         11/07/02      3,700         3,700,000

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                Par
                  Maturity     (000)          Value
                  --------     --------  ---------------
MUNICIPAL BONDS (continued)
Pennsylvania (continued)
  Eastern Pennsylvania Industrial &
   Commercial Development Authority
   IDRB (Electronic Data System
   Project) Series 1993 DN (Wachovia
   Bank LOC)
   1.94%(b)       11/07/02    $  1,900   $     1,900,000
  Emmaus General Authority RB
   (Pennsylvania Loan Project) Series
   2000A DN (First Union Bank LOC)
   (A-1)
   1.90%(b)       11/07/02       1,000         1,000,000
  Franklin IDRB (Menno Project) Series
   2001 DN (National Westminster LOC)
   (A-1)
   1.95%(b)       11/07/02      13,300        13,300,000
  Harrisburg Authority RB (Haverford
   Schools Project) Series 2001A DN
   (FSA Insurance)
   1.90%(b)       11/07/02          85            85,000
  Harrisburg IDRB Series 2001 DN
   (Bayerische Landesbank Girozentrale
   LOC) (A-1)
   1.90%(b)       11/07/02       5,320         5,320,000
  Lancaster County Hospital Authority RB
   (Landis Homes Retirement
   Community Project) Series 2002 DN
   (Fulton Bank LOC) (A-2)
   1.98%(b)       11/07/02       7,300         7,300,000
  Lancaster County Hospital Authority RB
   (Luthercare Health Center Project)
   Series 1999 DN (Fulton Bank LOC)
   (A-2)
   1.97%(b)       11/07/02       3,900         3,900,000
  Lehigh County IDA PCRB (Allegheny
   Electric Corporation Project) Series
   1984A DN (Rabo Bank Nederland
   LOC) (A-1+)
   1.50%(b)       11/30/02         500           500,000
  Montgomery County Higher Education
   & Health Authority RB (Pennsylvania
   Higher Education & Health Loan
   Project) Series 1996A DN (A-2)
   1.95%(b)       11/07/02      16,835        16,835,000
  New Garden General Municipal
   Authority RB Series 1999 DN
   (AMBAC Insurance, Bank of Nova
   Scotia LOC) (A-1)
   1.95%(b)       11/07/02       3,500         3,500,000

                                Par
                   Maturity    (000)           Value
                   --------    --------   ---------------
MUNICIPAL BONDS (continued)
Pennsylvania (continued)
  Northern Tioga School District GO
   Series 2002A MB (FSA Insurance)
   (AAA)
   1.60%           05/15/03   $    460    $       460,000
  Northern Tioga School District GO
   Series 2002B MB (FSA Insurance)
   (AAA)
   1.60%           05/15/03        285            285,000
  Pennsylvania Economic Finance
   Development Authority RB
   (Homewood Retirement Project)
   Series 1992E DN (Allfirst Bank LOC)
   (VMIG-1)
   1.88%(b)        11/07/02      5,525          5,525,000
  Pennsylvania Energy Development
   Authority RB (B&W Ebensburg
   Project) Series 1988 AMT DN
   (Landesbank Hessen Thuringen
   Girozentrale LOC)
   1.90%(b)        11/07/02      3,600          3,600,000
  Pennsylvania Higher Education
   Assistance Agency Student Loan RB
   Series 2002A-107 AMT MB
   (Wachovia Bank LOC) (VMIG-1)
   1.80%           02/13/03      4,995          4,995,000
  Philadelphia Housing Authority Capital
   Fund Program RB Series 2002A MB
   (FSA Insurance) (AAA, Aaa)
   4.00%           12/01/02        585            586,207
  Philadelphia IDRB (30th Street Station
   Project) Series 1987 AMT DN (MBIA
   Insurance) (VMIG-1)
   1.55%(b)        11/30/02     14,900         14,900,000
  Philadelphia Series 2002A TRAN
   (SP-1+, MIG-1)
   3.00%           06/30/03     15,000         15,143,378
  Sayre County Health Care Facilities
   Authority RB (Pennsylvania Capital
   Financing Project) Series 1985M DN
   (Mellon Bank N.A. LOC) (A-1+)
   1.95%(b)        11/07/02      2,000          2,000,000
  State Public School Building Authority
   RB (Parkland School District Project)
   Series 1999D DN (FGIC Insurance)
   (A-1+)
   1.93%(b)        11/07/02      5,000          5,000,000
  York County Hospital Authority RB
   (Homewood Retirement Facility
   Project) Series 1990 DN (Allfirst Bank
   LOC) (VMIG-1)
   1.88%(b)        11/07/02      5,800          5,800,000

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                 Par
                   Maturity     (000)           Value
                   --------     --------   ---------------
MUNICIPAL BONDS (continued)
Pennsylvania (continued)
  York General Authority RB (Strand
   Capitol Arts Center Project) Series
   2002 DN (Allfirst Bank LOC) (A-2)
   1.93%(b)        11/07/02    $  8,000    $     8,000,000

                                           ---------------
                                               123,634,585

                                           ---------------
Rhode Island--1.9%
  Coventry GO Series 2002 BAN (MIG-1)
   2.40%           06/26/03       4,000          4,019,142
  North Providence GO Series 2002 BAN
   (SP-1+)
   2.50%           08/07/03       3,000          3,022,580
  Rhode Island Housing Finance
   Authority RB (First Union Merlots
   Trust Receipts) Series 2001A-31
   AMT DN (First Union Bank LOC)
   (VMIG-1)
   1.99%(b)        11/07/02       3,055          3,055,000
  Rhode Island Housing Finance
   Authority RB (First Union Merlots
   Trust Receipts) Series 2002A-6 AMT
   DN (First Union Bank LOC) (A-1)
   1.99%(b)        11/07/02       5,160          5,160,000
  Rhode Island Housing Finance
   Authority RB Series 2002A AMT DN
   (FSA Insurance, First Union Bank
   LOC) (A-1)
   2.00%(b)        11/07/02       9,990          9,990,000

                                           ---------------
                                                25,246,722

                                           ---------------
South Carolina--1.0%
  Berkeley County IDRB (Nucor
   Corporation Project) Series 1997 AMT
   DN (A-1+, P-1)
   2.15%(b)        11/07/02       4,700          4,700,000
  South Carolina Jobs Economic
   Development Authority Health
   Facilities RB (Episcopal Church
   Home Project) Series 2002 DN
   (Wachovia Bank LOC) (A-1)
   1.95%(b)        11/07/02       4,300          4,300,000
  South Carolina Jobs Economic
   Development Authority RB
   (Synthetics International Incorporated
   Project) Series 1995 AMT DN (South
   Trust Bank LOC)
   2.10%(b)        11/07/02       1,100          1,100,000

                                  Par
                   Maturity      (000)            Value
                   --------       --------   ---------------
MUNICIPAL BONDS (continued)
South Carolina (continued)
  South Carolina Jobs Economic
   Development Authority RB (Ellcon
   National Incorporated Project) Series
   1998B AMT DN (First Union Bank
   LOC)
   1.99%(b)        11/07/02     $  2,415     $     2,415,000

                                             ---------------
                                                  12,515,000

                                             ---------------
South Dakota--0.3%
  South Dakota Housing Development
   Authority RB (First Union Merlots)
   Series 2000G AMT DN (First Union
   Bank LOC) (VMIG-1)
   1.99%(b)        11/07/02        3,220           3,220,000

                                             ---------------
Tennessee--1.4%
  Grundy County IDRB (Toyota Seat
   Project) Series 2001 AMT DN
   (Comerica Bank LOC)
   2.10%(b)        11/07/02        4,500           4,500,000
  Morristown IDA (Petoskey Plastic
   Project) AMT DN (Comerica
   Bank LOC)
   2.10%(b)        11/07/02        4,740           4,740,000
  Nashville & Davidson County Health &
   Educational Facilities Board RB
   (Vanderbilt University Project) Series
   1985A MB
   1.65%           01/15/03        7,630           7,619,648
  Shelby County GO Series 2000 MB
   (AA+, Aa3)
   5.00%           04/01/03          405             409,937
  Washington County GO Series 2002
   MB (FGIC Insurance) (Aaa)
   3.50%           02/01/03          350             351,513
   4.00%           02/01/03        1,000           1,005,558
  Wilson County GO Series 2002B MB
   (MBIA Insurance) (Aaa)
   3.00%           05/01/03          205             205,849

                                             ---------------
                                                  18,832,505

                                             ---------------
Texas--9.6%
  Austin Airport System RB Series 2000J
   AMT DN (MBIA Insurance, Wachovia
   Bank SBPA) (VMIG-1)
   1.99%(b)        11/07/02        3,000           3,000,000
  Bedford County Refunding and
   Improvement Series 2002 MB (Aaa)
   3.50%           02/01/03          625             627,862

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                   Par
                     Maturity     (000)           Value
                     --------     --------   ---------------
MUNICIPAL BONDS (continued)
Texas (continued)
  Comal County IDRB (Simpson
   Company Project) Series 1996 AMT
   DN (First Union Bank LOC) (A-1+)
   2.04%(b)          11/07/02    $  2,000    $     2,000,000
  Corpus Christi Utility System RB Series
   2000 MB (FSA Insurance) (AAA, Aaa)
   5.50%             07/15/03       1,000          1,027,382
  Gulf Coast Waste Disposal Authority RB
   (Air Products Project) Series 1999
   AMT DN (A-1, VMIG-1)
   2.05%(b)          11/07/02      10,000         10,000,000
  Harris County Housing Financing
   Corporation Multifamily Housing RB
   (Torrey Chase Apartments Project)
   Series 1998 AMT DN (General
   Electric Guaranty) (P-1)
   2.15%(b)          11/07/02      10,920         10,920,000
  Montgomery County IDRB (Sawyer
   Research Products Incorporated
   Project) AMT DN (Key Bank N.A.
   LOC)
   2.10%(b)          11/07/02       1,160          1,160,000
  Port Arthur Navigation District Industrial
   Development Corporation Exempt
   Facilities RB (Air Products &
   Chemical Project) Series 2000 AMT
   DN (A-1, VMIG-1)
   2.05%(b)          11/07/02      10,000         10,000,000
  Texas Department of Housing &
   Community Affairs Multifamily RB
   Series 2000 PT-1250 DN (Merrill
   Lynch & Company Guaranty) (A-1C+)
   2.10%(b)          11/07/02      12,000         12,000,000
  Texas GO Series 2002 TRAN (SP-1+,
   MIG-1)
   2.75%             08/29/03      32,000         32,334,606
  Texas State Department of Housing &
   Community Affairs Multifamily RB
   (Merrill Lynch P-Float Trust Receipts)
   Series 2001 PT-1278 AMT DN
   (Merrill Lynch & Company SBPA) (A-
   1C+)
   2.15%(b)          11/07/02       9,065          9,065,000
  Texas State Department of Housing &
   Community Affairs Multifamily RB
   (Merrill Lynch Trust Receipts) Series
   2001 PT-1280 DN (Merrill Lynch &
   Company SBPA) (A-1C+)
   2.15%(b)          11/07/02      11,755         11,755,000

                                 Par
                   Maturity     (000)           Value
                   --------     --------   ---------------
MUNICIPAL BONDS (continued)
Texas (continued)
  Texas State Department of Housing &
   Community Affairs Multifamily RB
   Series 2001 PT-1347 AMT DN
   (Merrill Lynch & Company SBPA)
   (A-1C+)
   2.15%(b)        11/07/02    $ 10,690    $    10,690,000
  Texas State Department of Housing &
   Community Affairs Multifamily RB
   Series 2001 PT-1350 AMT DN
   (Merrill Lynch & Company SBPA)
   (A-1C+)
   2.15%(b)        11/07/02      10,740         10,740,000
  Waco Independent School District RB
   Series 2002 MB (AAA, Aaa)
   3.00%           02/15/03         955            956,479

                                           ---------------
                                               126,276,329

                                           ---------------
Vermont--0.1%
  Vermont IDA (Alpine Pipeline Company
   Project) AMT DN (Key Bank N.A.
   LOC)
   2.10%(b)        11/07/02       1,325          1,325,000

                                           ---------------
Virginia--0.0%
  Smyth County IDRB (Summit Properties
   Project) Series 1995 AMT DN (Fifth
   Third Bank LOC) (VMIG-1)
   1.85%(b)        11/07/02         200            200,000

                                           ---------------
Washington--2.0%
  Chelan County Public Utility District RB
   (First Union Merlots Trust Receipts)
   Series 2001B DN (MBIA Insurance)
   (A-1)
   1.99%(b)        11/07/02       5,000          5,000,000
  Northwest Electric RB Series 2002-II-R-
   150 MB (MBIA Insurance) (VMIG-1)
   1.75%           02/27/03       3,000          3,000,000
  Pilchuck Public Development
   Corporation RB (Holden-McDaniels
   Partners Project) Series 1996 AMT
   DN (Key Bank N.A. LOC)
   2.10%(b)        11/07/02       1,825          1,825,000
  Port of Seattle RB (Zurich Capital
   Markets Trust Receipts) Series 2001A
   ZTC-36 AMT DN (Zurich Matched
   Funding LOC) (VMIG-1)
   2.12%(b)        11/07/02       8,665          8,665,000

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                     Par
                     Maturity       (000)           Value
                     --------          ------    -----------
MUNICIPAL BONDS (continued)
Washington (continued)
  Seattle Municipality Metropolitan Sewer RB
   Series 1993Y MB (FGIC Insurance)
   (AAA, Aaa)
   5.20%             01/01/03       $1,400       $ 1,407,963
  Snohomish County Public Utilities District
   No. 001 RB (Electric Generation System
   Project) Series 1993 MB (FGIC
   Insurance)
   (AAA, Aaa)
   6.00%             01/01/03        1,000         1,026,893
  Washington GO Series 2002A-57 DN
   (MBIA Insurance)
   1.94%(b)          11/07/02        3,700         3,700,000
  Washington Public Power Supply System
   RB (No. 3 Nuclear Project) Series 1993B
   MB (AA-, Aa1)
   5.70%             07/01/03        1,000         1,045,956
  Yakima County Public Development
   Corporation RB (Michelsen Packaging
   Company Project) Series 2000 AMT DN
   (Bank of America LOC) (A-1+) (A-1+)
   2.00%(b)          11/07/02        1,000         1,000,000

                                                 -----------
                                                  26,670,812

                                                 -----------
West Virginia--0.1%
  West Virginia State Hospital RB (West
   Virginia Hospital Pooled Financing
   Program) Series 2001B-2 DN (Branch
   Banking & Trust Company LOC)
   2.05%(b)          11/07/02        1,815         1,815,000

                                                 -----------
Wisconsin--1.8%
  Chilton School District Series 2002 BAN
   (MIG-1)
   1.91%             12/23/02        2,265         2,265,360
  Kohler Village Solid Waste Disposal RB
   (Kohler Project) Series 1997 AMT DN
   (Wachovia Bank LOC)
   2.00%(b)          11/07/02        4,000         4,000,000
  Mequon IDRB (Johnson Level GRW
   Investment Project) Series 1995 AMT
   DN (Banc One Wisconsin LOC)
   2.10%(b)          11/07/02          990           990,000

                               Par
                  Maturity    (000)           Value
                  --------    --------   ---------------
MUNICIPAL BONDS (continued)
Wisconsin (continued)
  Oak Creek IDRB Series 2001 AMT DN
   (Banc One LOC)
   2.10%(b)       11/07/02   $  3,000    $     3,000,000
  Oshkosh Area School District GO
   Series 1996 MB (A1)
   5.85%          03/01/03      1,600          1,620,987
  Oshkosh IDRB (Oskosh Coil Spring
   Project) Series 2000A AMT DN (Bank
   One Wisconsin LOC)
   2.10%(b)       11/07/02      2,100          2,100,000
  Waukesha School District GO Series
   2002 TRAN (MIG-1)
   1.85%          08/21/03      6,500          6,523,130
  Wisconsin GO Series 2001C MB
   (AA-, Aa3)
   3.00%          05/01/03        900            905,987
  Wisconsin Health & Educational
   Facilities RB (Pooled Loan Financing
   Program) Series 2002E DN (VMIG-1)
   2.05%(b)       11/07/02      2,400          2,400,000

                                         ---------------
                                              23,805,464

                                         ---------------
Wyoming--1.4%
  Cheyenne IDRB (Grobet File Company
   Incorporated Project) Series 2001
   AMT DN (National City Bank LOC)
   2.10%(b)       11/07/02      1,975          1,975,000
  Green River RB (Rhone-Poulenc L.P.
   Project) Series 1994 AMT DN (Fleet
   Boston Financial LOC) (VMIG-1)
   2.20%(b)       11/07/02     11,400         11,400,000
  Lincoln County PCRB (Pacificorp
   Incorporated Project) Series 1991
   AMT DN
   3.35%(b)       11/07/02      5,000          5,000,000

                                         ---------------
                                              18,375,000

                                         ---------------
Multi-State--0.3%
  ABN AMRO Munitops Trust Certificates
   RB Series 2002-1 AMT DN (Lasalle
   National Bank LOC) (VMIG-1)
   2.06%(b)       11/07/02      4,300          4,300,000

                                         ---------------

                See accompanying notes to financial statements.

                              MuniCash Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                          Value
                                      --------------
TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $1,305,197,369(a))     99.2% $1,305,197,369
OTHER ASSETS IN EXCESS
 OF LIABILITIES                  0.8%     11,031,273
                               -----  --------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 1,257,265,859 Institutional
 Shares, and 59,021,731
 Shares outstanding)           100.0% $1,316,228,642
                               =====  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($1,316,228,642 / 1,316,287,590)              $1.00
                                               =====

--------
(a)Cost for federal income tax purposes is $1,305,202,069.
(b)Variable Rate Obligations--The interest rate shown is as of October 31, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                              MuniCash Portfolio
                             Maturity Information
                               October 31, 2002
                                  (Unaudited)

                      Maturity         Par       Percentage
                    ------------- -------------- ----------
                        1-30 Days $1,018,209,000    77.2%
                       31-60 Days     44,975,310     3.4
                       61-90 Days     16,915,000     1.3
                      91-120 Days     39,475,000     3.0
                     121-150 Days     36,040,000     2.7
                    Over 150 Days    162,890,000    12.4

                      Average Weighted Maturity--47 days


                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                        California Money Fund Portfolio
                            Statement of Net Assets
                               October 31, 2002

--------------------------------------------------------------------------------

                                     Par
                      Maturity      (000)         Value
                      --------     ---------  -------------
MUNICIPAL BONDS--98.9%
California--94.6%
  ABAG Finance Authority RB (Blood
   Centers of Pacific Project) Series
   2002A DN (Wells Fargo Bank N.A.
   LOC) (A-1+, AA)
   1.90%(b)           11/01/02    $   6,385   $   6,385,000
  Alameda-Contra Costa Schools Finance
   Authority Certificates of Participation RB
   (Capital Improvements Financing
   Project) Series 1997F DN (Kredietbank
   LOC) (A-1+)
   1.95%(b)           11/07/02        1,000       1,000,000
  California Communities Housing &
   Finance Agency RB (Lease Revenue
   Pass-Through Obligation) Series 2001A
   DN (Societe Generale LOC) (A-1+)
   1.95%(b)           11/07/02        4,000       4,000,000
  California Educational Facilities Authority
   RB (Art Center Design College Project)
   Series 2002A DN (Allied Irish Bank
   SBPA) (VMIG-1)
   2.00%(b)           11/07/02        3,845       3,845,000
  California Educational Facilities Authority
   RB (Santa Clara University Project)
   Series 2002B DN (MBIA Insurance,
   Allied Irish Bank SBPA) (VMIG-1)
   2.00%(b)           11/07/02        2,000       2,000,000
  California GO (Wachovia Merlots Trust
   Receipts) Series 2002A-47 DN (MBIA
   Insurance, Wachovia Bank LOC)
   (VMIG-1)
   1.94%(b)           11/07/02        3,435       3,435,000
  California Health Facilities Finance
   Authority RB (Catholic Healthcare West
   Project) Series 1988C DN (MBIA
   Insurance, Morgan Guaranty Trust
   SBPA) (A-1+, VMIG-1)
   1.90%(b)           11/07/02        4,700       4,700,000
  California Health Facilities Finance
   Authority RB (Sutter Health System
   Project) Series 1996B DN (MBIA
   Insurance, Morgan Guaranty Trust
   SBPA) (A-1+, VMIG-1)
   1.90%(b)           11/01/02       10,500      10,500,000
  California Health Facilities Finance
   Authority RB Series 2002-591 DN
   (Morgan Stanley Group LOC) (A-1+)
   1.90%(b)           11/07/02       10,000      10,000,000

                                    Par
                    Maturity       (000)           Value
                    --------       ---------   -------------
MUNICIPAL BONDS (continued)
California (continued)
  California Infrastructure & Economic
   Development Bank RB (Academy of
   Motion Pictures Arts & Science Project)
   Series 2002 DN (AMBAC Insurance,
   J.P. Morgan Chase LOC)
   (A-1+, VMIG-1)
   1.83%(b)         11/07/02     $   2,500     $   2,500,000
  California Infrastructure & Economic
   Development Bank RB Series 2002B
   DN (AMBAC Insurance, J.P. Morgan
   Chase SBPA) (A-1+, Aaa)
   1.95%(b)         11/01/02         3,900         3,900,000
  California Infrastructure Financing TECP
   (A-1+, P-1)
   1.50%            01/24/03         5,000         5,000,000
  California State RB Series 2002F DN
   (SP-1, MIG-1)
   1.79%(b)         11/07/02         5,000         5,000,000
  California State Index Notes Series 2002
   DN (SP-1, MIG-1)
   1.77%(b)         11/07/02        10,000        10,000,000
  California State Revenue Anticipation
   Warrants Series 2002B MB
   (SP-1, MIG-1)
   3.00%            11/27/02        20,000        20,016,233
  California State Revenue Anticipation
   Warrants Series 2002C MB (SP-1,
   MIG-1)
   2.00%            01/30/03        15,000        15,005,154
  California State Series 2002 RAN (SP-1,
   MIG-1)
   2.75%            06/20/03        10,000        10,070,500
   2.50%            06/27/03        20,000        20,103,071
  California State Trust Receipts RB Series
   1997 SGA-58 DN (FGIC Insurance,
   Societe Generale SBPA)
   (SP-1+, MIG-1)
   1.90%(b)         11/07/02        12,365        12,365,000
  California State Trust Receipts Series
   2002L-33J DN (A-1+, VMIG-1)
   2.00%(b)         11/07/02        13,000        13,000,000
  California Statewide Community
   Development Authority RB (Biola
   University Project) Series 2002B DN
   (Banque Nationale de Paris LOC)
   (VMIG-1)
   1.85%(b)         11/07/02         3,100         3,100,000

                See accompanying notes to financial statements.

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)          Value
                   --------     ---------   -------------
MUNICIPAL BONDS (continued)
California (continued)
  California Statewide Community
   Development Authority RB Series 1998
   DN (MBIA Insurance, Bank of America
   SBPA) (A-1+, VMIG-1)
   1.95%(b)        11/01/02    $   2,300    $   2,300,000
  Central Valley Finance Authority RB
   (Carson Ice General Project) Series
   1993 MB (AAA)
   6.10%           07/01/03        2,100        2,206,165
  City of Sacramento GO University School
   District (ABN AMRO Munitops Trust
   Certificates) Series 2002-9 MB (ABN
   AMRO Bank SBPA, MBIA Insurance)
   (VMIG-1)
   1.65%           10/07/03       14,485       14,485,000
  Desert Sands Unified School District GO
   Series 2002 BAN (SP-1+, MIG-1)
   3.00%           07/01/03        5,000        5,043,015
  Foothill-De Anza Community College GO
   Series 2000Y DN (First Union National
   Bank SBPA) (VMIG-1)
   1.94%(b)        11/07/02        8,175        8,175,000
  Fresno Unified School District GO Series
   2002 TRAN (SP-1+)
   2.50%           08/27/03        2,000        2,019,073
  Glendale Hospital RB Series 2002-590 DN
   (Morgan Stanley Group LOC) (A-1+)
   1.90%(b)        11/07/02       10,000       10,000,000
  Irvine Improvement Board ACT 1915 RB
   (Assessment District No.87-8) Series
   1999 DN (Kredietbank N.V. LOC) (A-1,
   VMIG-1)
   1.95%(b)        11/01/02          100          100,000
  Irvine Ranch GO Water District
   Consolidated RB Series 1993B DN
   (Morgan Guaranty Trust LOC) (A-1+,
   VMIG-1)
   2.15%(b)        11/01/02          200          200,000
  Irvine Ranch Water District Consolidated
   RB Series 1993A DN (Bank America
   LOC) (A-1+, VMIG-1)
   1.95%(b)        11/01/02        3,000        3,000,000
  Kern High School District GO Series 2002
   TRAN (SP-1+)
   2.25%           09/18/03        5,000        5,039,464

                                   Par
                   Maturity       (000)          Value
                   --------      ---------   -------------
MUNICIPAL BONDS (continued)
California (continued)
  Kings County Housing Authority RB
   (Edgewater Isle Apartment Project)
   Series 2001 DN (Federal National
   Mortgage Association Guaranty) (A-1+,
   Aaa)
   1.90%(b)        11/07/02     $   5,000    $   5,000,000
  Lemon Grove Multifamily Housing RB
   (Hillside Terrace Project) Series 2001A
   DN (Federal National Mortgage
   Association Guaranty) (A-1+)
   1.85%(b)        11/07/02         5,455        5,455,000
  Los Angeles County Housing Authority
   Multifamily Housing RB (Malibu
   Meadows Project) Series 1998B DN
   (Federal National Mortgage Association
   Guaranty) (A-1+)
   1.85%(b)        11/07/02         3,200        3,200,000
  Los Angeles County Public Works
   Finance Authority Lease RB Series
   2000J DN (AMBAC Insurance, First
   Union Bank SBPA) (VMIG-1)
   1.94%(b)        11/07/02         5,000        5,000,000
  Los Angeles County Water & Power RB
   (ZCM Matched Funding Guaranty
   Agreement) Series 2001 ZTC-17 DN
   (FSA Insurance) (VMIG-1)
   1.90%(b)        11/07/02         9,900        9,900,000
  Los Angeles Unified School District GO
   Series 2002A TRAN (SP-1+, MIG-1)
   2.50%           07/01/03         5,000        5,027,051
  Los Angeles Unified School District GO
   Series 2002C TRAN (SP-1+, MIG-1)
   3.25%           07/01/03         5,000        5,051,848
  Los Angeles Wastewater Systems RB
   Series 2001 DN (FGIC Insurance)
   (A-1+, VMIG-1)
   1.85%(b)        11/07/02         6,500        6,500,000
  Los Angeles Wastewater Systems RB
   Series 2002A DN (FGIC Insurance)
   (A-1+)
   1.90%(b)        11/07/02         5,000        5,000,000
  Los Angeles Water & Power Systems RB
   Series 2002A-2 DN (Bayerische
   Landesbank Girozentrale LOC)
   (A-1+, VMIG-1)
   1.85%(b)        11/07/02         1,500        1,500,000

                See accompanying notes to financial statements.

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                   Par
                    Maturity      (000)          Value
                    --------     ---------   -------------
MUNICIPAL BONDS (continued)
California (continued)
  Los Angeles Water & Power Systems RB
   Series 2002A-7 DN (Bayerische
   Landesbank Girozentrale LOC)
   (A-1+, VMIG-1, F1+)
   1.85%(b)         11/07/02    $   4,500    $   4,500,000
  Los Angeles Water & Power Systems RB
   Series 2002A-8 DN (J.P. Morgan &
   Westdeutsche Landesbank SBPA)
   (A-1+, VMIG-1)
   1.85%(b)         11/07/02        8,300        8,300,000
  Metropolitan Water District of Southern
   California Waterworks RB Series
   2000B-1 DN (Westdeutsche
   Landesbank Girozentrale LOC)
   (A-1+, VMIG-1, F-1+)
   1.90%(b)         11/01/02        5,200        5,200,000
  Metropolitan Water District of Southern
   California Waterworks RB Series
   2001C-2 DN (Lloyds TSB Bank SBPA)
   (A-1+, VMIG-1)
   1.75%(b)         11/01/02       10,000       10,000,000
  Municipal Securities Trust Certificates RB
   (Bear Stearns Capital Market Liquidity
   Facility) Series 2002A-9035 DN (FGIC
   Insurance) (A-1)
   1.95%(b)         11/07/02       11,095       11,095,000
  Municipal Securities Trust Certificates RB
   (Bear Stearns Capital Market Liquidity
   Facility) Series 2002A-9041 DN (FSA
   Insurance) (A-1)
   1.95%(b)         11/07/02       10,700       10,700,000
  Newport Beach Hospital RB (Hoag
   Memorial Presbyterian Hospital Project)
   Series 1999A DN (A-1+, VMIG-1)
   1.90%(b)         11/07/02       20,400       20,400,000
  Newport Beach Hospital RB (Hoag
   Memorial Presbyterian Hospital Project)
   Series 1999C DN (A-1+, VMIG-1)
   1.90%(b)         11/07/02        3,500        3,500,000
  Northern California Power Agency RB
   (Hydroelectric Project No. 1) RB Series
   2002B DN (Westdeutsche Landesbank
   Girozentrale LOC) (A-1+)
   1.85%(b)         11/07/02        4,910        4,910,000
  Oakland Joint Power Finance Authority
   Lease RB Series 1998A-1 DN
   (Commerzbank LOC) (A-1, F-1, VMIG-1)
   2.05%(b)         11/07/02        4,400        4,400,000

                                     Par
                    Maturity        (000)            Value
                    --------        ---------    -------------
MUNICIPAL BONDS (continued)
California (continued)
  Orange County Sanitation District
   Certificates of Participation Series 1993
   DN (AMBAC Insurance, Societe
   Generale SBPA) (A-1+, VMIG-1)
   1.95%(b)         11/01/02      $   1,800      $   1,800,000
  Orange County Sanitation District
   Certificates of Participation Series
   2000B DN (Dexia Public Finance Bank
   SBPA) (A-1+, VMIG-1, F1+)
   1.95%(b)         11/01/02          5,000          5,000,000
  Oxnard School District GO Series 2002 TRAN
   3.00%            07/24/03          5,700          5,761,955
  Pacific Housing & Finance Agency RB
   (Lease Revenue Pass-Through
   Obligation) Series 2001A DN (Societe
   Generale LOC) (A-1+)
   1.95%(b)         11/07/02          4,000          4,000,000
  Pico Rivera Public Finance Authority
   (Water Enterprise Project) RB Series
   1992A MB (FGIC Insurance) (AAA, Aaa)
   6.00%            12/01/02          4,950          5,066,675
  Riverside County Certificates of
   Participation GO (Riverside County
   Public Facilities Project) Series 1985
   DN (Commerzbank LOC) (A-1, VMIG-1)
   2.40%(b)         11/07/02          8,700          8,700,000
  Riverside County Community Facilities
   Authority RB (Winchester Ranch
   Project) DN (Kredietbank N.V. LOC)
   (VMIG-1)
   1.90%(b)         11/07/02          6,150          6,150,000
  Sacramento County Sanitation District
   Finance Authority RB (First Union
   Merlots Trust Receipts) Series 2000 DN
   (First Union National Bank LOC)
   (VMIG-1)
   1.94%(b)         11/07/02          2,600          2,600,000
  Sacramento Municipal Utility District RB
   (Macon Trust Certificates) Series
   2002M DN (AMBAC Insurance,
   Kredietbank LOC) (A-1+)
   1.90%(b)         11/07/02          3,975          3,975,000
  Sacramento Municipal Utility District RB
   Series 2000A DN (AMBAC Insurance,
   First Union National Bank LOC)
   (VMIG-1)
   1.94%(b)         11/07/02         11,155         11,155,000

                See accompanying notes to financial statements.

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)          Value
                   --------     ---------   -------------
MUNICIPAL BONDS (continued)
California (continued)
  San Bernardino County Certificates of
   Participation RB (County Central
   Refunding Project) Series 1996 DN
   (Commerzbank LOC) (A-2, VMIG-1)
   2.05%(b)        11/07/02    $   5,000    $   5,000,000
  San Diego County & School District
   Series 2002A TRAN (SP-1+, MIG-1)
   3.00%           06/30/03        4,000        4,035,064
  San Diego Multifamily Housing RB
   (University Town Center Apartments
   Project) DN (Bank America LOC)
   (A-1, VMIG-1)
   1.90%(b)        11/07/02        4,000        4,000,000
  San Diego Multifamily Housing RB Trust
   Receipts Series 2000 PT-475 DN
   (Federal Home Loan Bank, Merrill
   Lynch Capital Services SBPA)
   (A-1+, AAA)
   1.89%(b)        11/07/02        1,200        1,199,943
  San Francisco GO City & County Unified
   School District TRAN (SP-1+, MIG-1)
   2.50%           12/10/02        5,000        5,004,202
  San Jose Evergreen Community College
   District GO Series 2002J DN (MBIA
   Insurance, Bank of New York SBPA)
   (VMIG-1)
   1.80%(b)        11/07/02        8,295        8,295,000
  San Jose Finance Authority RB Series
   2002A BAN (SP-1+, VMIG-1)
   2.50%           12/12/02        2,200        2,202,883
  San Jose Multifamily Housing RB
   (Fairway Glen Project) Series1985A DN
   (FGIC Insurance) (A-1+, VMIG-1)
   1.90%(b)        11/07/02        3,000        3,000,000
  San Jose Multifamily Housing RB
   (Timberwood Apartments Project)
   Series 1995A DN (Wells Fargo Bank
   LOC) (VMIG-1)
   1.90%(b)        11/07/02        3,465        3,465,000
  San Leandro Multifamily RB (Parkside
   Project) Series 1989A DN (Federal
   National Mortgage Association
   Guaranty) (A-1+)
   1.85%(b)        11/07/02        6,825        6,825,000
  Santa Barbara County GO Series 2002A
   TRAN (SP-1+)
   3.00%           07/25/03        2,000        2,021,239

                                  Par
                    Maturity     (000)         Value
                    --------    ---------  -------------
MUNICIPAL BONDS (continued)
California (continued)
  Santa Clara Electric RB Series 1994A DN
   (National Westminster LOC) (AAA,
   VMIG-1)
   1.85%(b)         11/07/02   $   1,500   $   1,500,000
  Ventura County GO Series 2002 TRAN
   (SP-1+, MIG-1)
   3.00%            07/01/03       6,400       6,455,910

                                           -------------
                                             460,344,445

                                           -------------
Puerto Rico--4.3%
  Commonwealth of Puerto Rico Highway &
   Transportation Authority RB Series
   2002 PA-1052 DN (Merrill Lynch
   Capital Services SBPA) (A-1+)
   1.88%(b)         11/07/02       3,000       3,000,000
  Commonwealth of Puerto Rico
   Infrastructure Financing Authority GO
   (ABN AMRO Munitops Trust
   Certificates) Series 2000A-17 MB (ABN
   AMRO Bank SBPA) (VMIG-1, F1+)
   1.70%            10/22/03       7,500       7,500,000
  Municipal Securities Trust Certificates
   (Bear Stearns Trust Receipts) RB
   Series 2002A-199 DN (MBIA
   Insurance, Bear Stearns Capital
   Markets Liquidity Facility) (A-1)
   1.85%(b)         11/07/02       7,395       7,395,000
  Puerto Rico Electric Power Authority RB
   (Goldman Sachs Trust Receipts) Series
   2002-1 DN (MBIA Insurance, Bank of
   New York SBPA) (A-1+)
   1.95%(b)         11/07/02       3,000       3,000,000

                                           -------------
                                              20,895,000

                                           -------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $481,239,445(a))     98.9%  481,239,445
OTHER ASSETS IN EXCESS
 OF LIABILITIES                1.1%    5,430,981
                             -----  ------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 456,206,614 Institutional
 Shares, 29,924,728 Dollar
 Shares and 667,550 Bear
 Stearns Shares outstanding) 100.0% $486,670,426
                             =====  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($486,670,426 / 486,798,892)              $1.00
                                           =====

                See accompanying notes to financial statements.

                        California Money Fund Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of October 31, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                        California Money Fund Portfolio
                             Maturity Information
                               October 31, 2002
                                  (Unaudited)

                       Maturity        Par      Percentage
                     ------------- ------------ ----------
                         1-30 Days $354,125,000    73.8%
                        31-60 Days   12,150,000     2.5
                        61-90 Days    5,000,000     1.0
                       91-120 Days   15,000,000     3.1
                     Over 150 Days   94,185,000    19.6

                      Average Weighted Maturity--64 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                         New York Money Fund Portfolio
                            Statement of Net Assets
                               October 31, 2002
--------------------------------------------------------------------------------

                                                   Par
                                   Maturity       (000)           Value
                                   --------       ---------   -------------
                MUNICIPAL BONDS--100.6%
                New York--95.6%
                  Albany GO Series 2002 BAN
                   2.50%           08/01/03     $   3,000     $   3,019,868
                  Albany Series 2002 RAN
                   2.50%           01/31/03         1,000         1,002,215
                  Baldwin Unified Free School District GO
                   Series 2002 TAN
                   2.25%           06/26/03         1,300         1,305,398
                   2.50%           06/26/03         1,000         1,005,999
                  Brookhaven Public Improvement Serial
                   Bonds Series 1999 (Kredietbank LOC)
                   MB (Aa1)
                   5.20%           11/15/02           300           300,408
                  City of New York Cultural Resources RB
                   (Morgan Stanley Trust Receipts) Series
                   2001-595 DN (Morgan Stanley Group
                   LOC) (A-1+)
                   1.90%(b)        11/07/02         4,645         4,645,000
                  City of New York Cultural Resources RB
                   (Morgan Stanley Trust Receipts) Series
                   2001-596 DN (Morgan Stanley Group
                   LOC) (A-1+)
                   1.90%(b)        11/07/02         3,380         3,380,000
                  City of New York GO Series 1993A-6 DN
                   (Landesbank-Hessen-Thurin LOC)
                   (A-1+)
                   1.80%(b)        11/07/02         8,390         8,390,000
                  City of New York GO Series 1994B DN
                   (Bayerische Landesbank LOC)
                   (A-1+, VMIG-1)
                   1.85%(b)        11/07/02         3,835         3,835,000
                  City of New York GO Series 1995F-3 DN
                   (Landesbank Hessen Thuringen
                   Girozentrale LOC) (A-1, VMIG-1)
                   1.85%(b)        11/07/02         1,700         1,700,000
                  City of New York GO Series 1995F-4 DN
                   (Landesbank Hessen Thuringen
                   Girozentrale LOC) (A-1+, VMIG-1)
                   1.85%(b)        11/07/02         4,600         4,600,000
                  City of New York GO Series 1995F-5 DN
                   (Bayerische Landesbank Girozentrale
                   LOC) (A-1+, VMIG-1)
                   1.85%(b)        11/07/02         6,870         6,870,000
                  City of New York GO Series 1995F-6 DN
                   (Morgan Guaranty Trust LOC)
                   (A-1+, VMIG-1)
                   1.85%(b)        11/07/02         3,000         3,000,000
                  City of New York GO Trust Receipts
                   Series 1997 DN (Societe Generale,
                   AMBAC Insurance) (A-1+)
                   1.86%(b)        11/07/02         8,860         8,860,000

                                                 Par
                                   Maturity     (000)         Value
                                   --------    ---------  -------------
                MUNICIPAL BONDS (continued)
                New York (continued)
                  City of New York Health & Hospital
                   Authority RB Series 1993A MB
                   (AAA, Aaa)
                   6.30%           02/15/03   $     200   $     206,821
                  City of New York Housing Development
                   Corporation Multifamily Rental Housing
                   RB (Columbus Apartments Project)
                   Series 1995A DN (Federal National
                   Mortgage Association Guaranty) (A-1+)
                   1.80%(b)        11/07/02       1,500       1,500,000
                  City of New York Housing Development
                   Corporation Multifamily Rental Housing
                   RB (Carnegie Park Project) Series
                   1997A DN (Federal National Mortgage
                   Association Guaranty) (A-1+)
                   1.80%(b)        11/07/02       2,000       2,000,000
                  City of New York Housing Development
                   Corporation Multifamily Rental Housing
                   RB (Parkgate Development Project)
                   Series 1998A DN (Federal National
                   Mortgage Association) (A-1+)
                   1.75%(b)        11/07/02       1,000       1,000,000
                  City of New York Housing Development
                   Corporation Multifamily Rental Housing
                   RB (Westmont Apartments Project)
                   Series 2000A DN (MBIA Insurance,
                   ABN AMRO Bank SBPA) (VMIG-1)
                   1.85%(b)        11/07/02       6,700       6,700,000
                  City of New York Industrial Development
                   Agency RB (Allied Irish Bank LOC)
                   Series 2002 DN (VMIG-1)
                   1.95%(b)        11/07/02       2,000       2,000,000
                  City of New York Municipal Water
                   Finance Authority RB (Water & Sewer
                   System Project) Series 2000D DN (First
                   Union Bank LOC) (VMIG-1)
                   1.91%(b)        11/07/02       7,985       7,985,000
                  City of New York Municipal Water
                   Finance Authority RB Series 2003A MB
                   (AA, Aa2)
                   3.00%           06/15/03       5,000       5,044,305
                  City of New York School District GO
                   (Saratoga Springs School District
                   Project) Series 2002 TAN
                   2.25%           06/30/03       4,000       4,021,937
                  City of New York Transitional Finance
                   Authority Financing RB (Eagle Tax-
                   Exempt Trust Receipts) Series 2000
                   DN (Citibank LOC) (A-1+)
                   1.90%(b)        11/07/02       9,900       9,900,000

                See accompanying notes to financial statements.

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                  Par
                                   Maturity      (000)          Value
                                   --------     ---------   -------------
                MUNICIPAL BONDS (continued)
                New York (continued)
                  City of New York Transitional Finance
                   Authority Financing RB (Eagle Tax-
                   Exempt Trust Receipts) Series 2001
                   DN (Citibank LOC) (A-1+)
                   1.90%(b)        11/07/02    $   3,300    $   3,300,000
                  City of New York Transitional Finance
                   Authority Financing RB (Eagle Tax-
                   Exempt Trust Receipts) DN (Citibank
                   LOC) (VMIG-1)
                   1.90%(b)        11/07/02        7,000        7,000,000
                  City of New York Transitional Finance
                   Authority Financing RB (Future Tax
                   Secured Bonds) Series 1998A-2 DN
                   (Morgan Guaranty Trust LOC)
                   (A-1+, VMIG-1)
                   1.85%(b)        11/07/02        2,300        2,300,000
                  City of New York Transitional Finance
                   Authority Financing RB (Future Tax
                   Secured Bonds) Series 2001B DN
                   (Landesbank Hessen Thuringen
                   Girozentrale LOC) (A-1+, VMIG-1)
                   1.95%(b)        11/07/02       19,800       19,800,000
                  City of New York Transitional Finance
                   Authority Financing RB Series 2001-3
                   BAN (SP-1+)
                   2.75%           11/13/02        7,000        7,001,899
                  City of New York Transitional Finance
                   Authority Financing RB Series 2002-4
                   BAN (SP-1+, MIG-1)
                   2.50%           02/26/03       20,500       20,562,548
                  City of New York Trust for Cultural
                   Resources RB (The Museum of
                   Broadcasting Project) Series 1989 DN
                   (KBC Bank LOC) (A-1+, VMIG-1)
                   1.85%(b)        11/07/02        2,400        2,400,000
                  Dormitory Authority of the State of New
                   York RB (First Union Merlots Trust
                   Receipts) Series 2001A-30 DN
                   (AMBAC Insurance, First Union
                   National Bank SBPA) (VMIG-1)
                   1.91%(b)        11/07/02        3,000        3,000,000
                  Dormitory Authority of the State of New
                   York RB (First Union Merlots Trust
                   Receipts) Series 2001A-65 DN (MBIA
                   Insurance, Wachovia Bank SBPA)
                   (VMIG-1)
                   1.91%(b)        11/07/02        3,535        3,535,000

                                                    Par
                                    Maturity       (000)           Value
                                    --------       ---------   -------------
                MUNICIPAL BONDS (continued)
                New York (continued)
                  Dormitory Authority of the State of New
                   York RB (Glen Eddy Incorporated
                   Project) Series 2000 DN (Fleet National
                   Bank LOC) (A-1)
                   1.90%(b)         11/07/02     $   1,650     $   1,650,000
                  Dormitory Authority of the State of New
                   York RB (Merrill Lynch Trust Receipts)
                   Series 2001-651 DN (MBIA Insurance,
                   Morgan Stanley Liquidity Facility)
                   (A-1+)
                   1.90%(b)         11/07/02        10,125        10,125,000
                  Dormitory Authority of the State of New
                   York RB (Metropolitan Museum of Art
                   Project) Series 1993B DN
                   (SP-1+, VMIG-1)
                   1.80%(b)         11/01/02         2,390         2,390,000
                  Dormitory Authority of the State of New
                   York RB (Rockefeller University
                   Project) Series 1998A DN
                   (A-1+, VMIG-1)
                   1.75%(b)         11/07/02         2,635         2,635,000
                  Dormitory Authority of the State of New
                   York RB (Rockefeller University
                   Project) Series 2002A DN (A-1+)
                   1.75%(b)         11/07/02         4,000         4,000,000
                  Dormitory Authority of the State of New
                   York RB (State University Educational
                   Facilities Project) Series 1993B MB
                   (FGIC Insurance) (AAA, Aaa)
                   5.20%            05/15/03           275           280,549
                  Dormitory Authority of the State of New
                   York RB Series 2001D DN (MBIA
                   Insurance) (A-1+)
                   1.90%(b)         11/07/02         1,900         1,900,000
                  Erie County GO RAN Series 2002 MB
                   (MIG-1, F1+)
                   2.50%            09/17/03         4,000         4,036,993
                  Erie County GO Series 2002 MB
                   (Kredietbank LOC) (Aaa)
                   5.25%            07/01/03         1,000         1,025,182
                  Fayetteville-Manlius Central School
                   District GO Series 2002 MB (FGIC
                   Insurance) (AAA, Aaa)
                   2.00%            06/15/03           500           500,608
                  Franklin County IDA Civic Facility RB
                   (Paul Smith's College Project) Series
                   1998 DN (Key Bank N.A. LOC)
                   1.95%(b)         11/07/02         3,780         3,780,000

                See accompanying notes to financial statements.

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                   Par
                                   Maturity       (000)           Value
                                   --------       ---------   -------------
                MUNICIPAL BONDS (continued)
                New York (continued)
                  Glens Falls City School District Series
                   2002 BAN
                   2.25%           07/17/03     $   3,200     $   3,214,227
                  Holley Central School District GO Series
                   2002 MB (FGIC Insurance) (AAA)
                   2.00%           06/15/03           300           300,956
                  Honeoye Central School District GO
                   Series 2002 MB (FGIC Insurance)
                   (AAA)
                   2.38%           06/15/03           350           351,441
                  Lewiston-Porter Central School District
                   GO Series 2002 BAN
                   2.50%           06/18/03         3,000         3,012,931
                  Livonia Central School District GO Series
                   2002 MB (FGIC Insurance) (AAA)
                   3.00%           06/01/03           300           302,199
                  Long Island Power Authority Electrical
                   Systems RB Series 1999R-513 MB
                   (FSA Insurance, Merrill Lynch Capital
                   Liquidity Facility) (A-1, AAA)
                   1.60%           07/03/03         5,000         5,000,000
                  Long Island Power Authority TECP
                   (Bayerische Landesbank Girozentrale
                   LOC) (A-1+, P-1)
                   1.25%           12/10/02         3,000         3,000,000
                  Metropolitan Transportation Authority RB
                   (Piper Jaffray Trust Certificates) Series
                   2002F DN (Bank of New York LOC)
                   (VMIG-1)
                   1.90%(b)        11/07/02         5,685         5,685,000
                  Metropolitan Transportation Authority
                   Facilities RB Series 2002D-1 DN
                   (Westdeutsche Landesbank
                   Girozentrale LOC) (A-1+, VMIG-1)
                   1.85%(b)        11/07/02         5,000         5,000,000
                  Metropolitan Transportation Authority
                   Facilities RB Series 2000F DN (First
                   Union Bank LOC) (VMIG-1)
                   1.91%(b)        11/07/02         5,000         5,000,000
                  Metropolitan Transportation Authority RB
                   (Wachovia Merlots Trust Receipts)
                   Series 2002A-43 DN (FGIC Insurance,
                   Wachovia Bank Liquidity Facility)
                   (VMIG-1)
                   1.91%(b)        11/07/02         2,500         2,500,000

                                                    Par
                                    Maturity       (000)           Value
                                    --------       ---------   -------------
                MUNICIPAL BONDS (continued)
                New York (continued)
                  Metropolitan Transportation Authority RB
                   (Wachovia Merlots Trust Receipts)
                   Series 2002A-52 DN (Wachovia Bank
                   LOC) (VMIG-1)
                   1.91%(b)         11/07/02     $   8,500     $   8,500,000
                  Monroe County Industrial Development
                   Agency RB Series 2002A DN (M&T
                   Bank LOC) (VMIG-1)
                   1.95%(b)         11/07/02         2,500         2,500,000
                  Municipal Assistance Corporation RB
                   Series 1997I MB (AA+, Aa1)
                   5.25%            07/01/03           150           153,636
                  Municipal Securities Trust Certificates RB
                   (Bear Stearns Trust Receipts) Series
                   2002A DN (AMBAC Insurance, Bear
                   Stearns Capital Markets Liquidity
                   Facility) (VMIG-1)
                   1.90%(b)         11/07/02         8,400         8,400,000
                  Nassau County GO Series 1994P MB
                   (AAA, Aaa)
                   6.30%            11/01/02         2,000         2,000,000
                  New York City IDA Civic Facilities RB
                   (Hewitt School Project) Series 2002 DN
                   (Allied Irish Bank LOC)
                   1.90%(b)         11/07/02         1,600         1,600,000
                  New York GO (Morgan Stanley Trust
                   Receipts) Series 2002X-725 DN
                   (Morgan Stanley Group LOC) (VMIG-1)
                   1.90%(b)         11/07/02         3,500         3,500,000
                  New York GO Series 1995F MB (A, A2)
                   6.20%            02/15/03           500           505,671
                  New York GO Series 2000A-8 DN
                   (AMBAC Insurance, Lloyds Bank
                   SBPA) (A-1+, VMIG-1)
                   1.75%(b)         11/07/02         1,000         1,000,000
                  New York GO Series 2000B MB (Dexia
                   Credit Local de France LOC) (VMIG-1)
                   1.50%            08/07/03         3,500         3,500,000
                  New York Housing Finance Agency
                   Service Contract Obligation RB Series
                   1997A DN (Commerzbank LOC) (A-1,
                   VMIG-1)
                   2.25%(b)         11/07/02         6,610         6,610,000
                  New York RAN Series 2003A (SP-1+,
                   MIG-1)
                   3.75%            04/11/03        15,000        15,156,056

                See accompanying notes to financial statements.

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                                   Par
                                   Maturity       (000)          Value
                                   --------      ---------   -------------
                MUNICIPAL BONDS (continued)
                New York (continued)
                  New York State Energy Research &
                   Development Authority PCRB (New
                   York State Electric & Gas Corporation
                   Project) Series 1994C DN (Morgan
                   Guaranty Trust LOC) (A-1+, VMIG-1)
                   1.90%(b)        11/01/02     $  11,900    $  11,900,000
                  New York State Energy Research &
                   Development Authority PC7RB (New
                   York State Electric & Gas Corporation
                   Project) Series 1994D-2 DN (Bank One
                   N.A. LOC) (A-1+, VMIG-1)
                   1.90%(b)        11/01/02         2,150        2,150,000
                  New York State Energy Research &
                   Development Authority PCRB (Niagara
                   Mohawk Power Project) Series 1985B
                   DN (Bank One N.A. LOC) (P-1)
                   1.90%(b)        11/01/02        11,200       11,200,000
                  New York State Medical Care Facilities
                   Authority RB Series 1994 DN (Federal
                   Home Loan Bank & Merrill Lynch
                   SBPA) (A-1+)
                   1.84%(b)        11/07/02         3,395        3,395,000
                  New York State Thruway TECP
                   (Landesbank Hessen Thuringen
                   Girozentrale LOC) (P-1)
                   1.25%           12/12/02         2,000        2,000,000
                  New York State Township Authority
                   Service Contract RB (Highway &
                   Bridges Project) Series 1993 MB (A3)
                   5.25%           04/01/03         2,000        2,071,915
                  New York State Urban Development
                   Corporation RB (Personal Income Tax
                   Project) Series 2002A MB (AA, Aa)
                   1.90%           03/15/03         3,165        3,166,997
                  New York State Urban Development
                   Corporation RB (Personal Income Tax
                   Project) Series 2002B MB (AA, Aa)
                   2.75%           12/15/02         2,640        2,643,527
                  Poland Central School District Series
                   2002 BAN
                   2.25%           02/14/03         3,219        3,223,509
                  Port Authority of New York & New Jersey
                   RB (ABN AMRO Munitops Trust
                   Certificates) Series 2000-19 DN (MBIA
                   Insurance, ABN AMRO Bank SBPA)
                   (VMIG-1, F1+)
                   1.78%(b)        11/07/02         6,670        6,670,000

                                                   Par
                                   Maturity       (000)           Value
                                   --------       ---------   -------------
                MUNICIPAL BONDS (continued)
                New York (continued)
                  Port Authority of New York & New Jersey
                   RB Series 2002-656 DN (FSA
                   Insurance, Morgan Stanley Liquidity
                   Facility) (A-1+)
                   1.90%(b)        11/07/02     $   4,755     $   4,755,000
                  Poughkeepsie Series 2002A BAN
                   2.50%           05/16/03         5,840         5,862,015
                  Rockland County IDRB (Northern Manor
                   Tax-Exempt) Series 2002 DN (VMIG-1)
                   1.95%(b)        11/07/02         2,885         2,885,000
                  Sachem Central School District (Holbrook
                   Project) Series 2002 BAN (MIG-1)
                   2.38%           07/23/03         5,000         5,031,174
                  Tompkins County IDRB Series 2001A DN
                   (HSBC LOC) (VMIG-1)
                   1.85%(b)        11/07/02         3,240         3,240,000
                  Triborough Bridge & Tunnel Authority RB
                   (ABN AMRO Munitops Trust
                   Certificates) Series 1999C DN
                   (Westdeutsche Landesbank
                   Girozentrale LOC) (A-1+, VMIG-1)
                   1.75%(b)        11/07/02         4,100         4,100,000
                  Triborough Bridge & Tunnel Authority RB
                   (Merrill Lynch Trust Receipts) Series
                   2002 PA-956 DN (Merrill Lynch Capital
                   Services Liquidity Facility) (A-1+)
                   1.90%(b)        11/07/02         5,000         5,000,000
                  Triborough Bridge & Tunnel Authority RB
                   Series 2002-14 DN (AMBAC Insurance,
                   ABN AMRO Bank SBPA) (VMIG-1)
                   1.81%(b)        11/07/02         4,240         4,240,000
                  Trumansburg Central School District
                   Series 2002B GO MB (FGIC Insurance)
                   (AAA)
                   2.00%           06/15/03         1,290         1,292,515
                  United Nations Development Corporation
                   of New York RB Series 1992A MB
                   (Aaa)
                   6.00%           07/01/03         1,800         1,889,568

                                                              -------------
                                                                367,003,067

                                                              -------------
                Puerto Rico--5.0%
                  Commonwealth of Puerto Rico GO
                   (Public Improvement Project) Series
                   2003-11-R-185 DN (FGIC Insurance,
                   Salomon Smith Barney Liquidity
                   Facility) (VMIG-1)
                   1.85%(b)        11/07/02        4, 405         4,405,000

                See accompanying notes to financial statements.

                         New York Money Fund Portfolio
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                                  Par
                                   Maturity      (000)          Value
                                   --------     ---------   -------------
                MUNICIPAL BONDS (continued)
                Puerto Rico (continued)
                  Commonwealth of Puerto Rico Highway &
                   Transportation Authority RB Series
                   2000B DN (MBIA Insurance, First
                   Union National Bank SBPA) (AAA,
                   VMIG-1)
                   1.84%(b)        11/07/02    $   2,725    $   2,725,000
                  Commonwealth of Puerto Rico Highway &
                   Transportation Authority RB Series
                   2002 PA-1052 DN (Merrill Lynch
                   Capital Services SBPA) (A-1+)
                   1.88%(b)        11/07/02        3,000        3,000,000
                  Commonwealth of Puerto Rico
                   Infrastructure Financing Authority RB
                   (ABN AMRO Munitops Trust
                   Certificates) Series 2000-17 MB (ABN
                   AMRO Bank SBPA) (VMIG-1, F1+)
                   1.70%           10/22/03        5,000        5,000,000
                  Puerto Rico Electric Power Authority RB
                   (Societe Generale Municipal Trust
                   Receipts) Series 1997 SGA-44 DN
                   (Societe Generale LOC) (A-1+)
                   1.85%(b)        11/07/02        3,800        3,800,000

                                                            -------------
                                                               18,930,000

                                                            -------------

TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $385,933,067(a))    100.6%   385,933,067
LIABILITIES IN EXCESS OF
 OTHER ASSETS                 (0.6%)   (2,143,243)
                             -----   ------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 362,090,596 Institutional
 Shares, 4,716,182 Dollar
 Shares and 16,996,890 Bear
 Stearns Shares outstanding) 100.0%  $383,789,824
                             =====   ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($383,789,824 / 383,803,668)               $1.00
                                            =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of October 31, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                         New York Money Fund Portfolio
                             Maturity Information
                               October 31, 2002
                                  (Unaudited)

                       Maturity        Par      Percentage
                     ------------- ------------ ----------
                         1-30 Days $277,240,000    72.0%
                        31-60 Days    7,640,000     2.0
                       91-120 Days   25,418,509     6.6
                      121-150 Days    3,165,000     0.8
                     Over 150 Days   71,805,000    18.6

                      Average Weighted Maturity--58 days


                See accompanying notes to financial statements.

                        Key to Investment Abbreviations

                    AMT  Alternative Minimum Tax
                    BAN  Bond Anticipation Note
                    DN   Demand Note (Variable Rate)
                    ECN  Extendable Commercial Note
                    GO   General Obligation
                    IDA  Industrial Development Authority
                    IDRB Industrial Development Revenue Bond
                    LOC  Letter of Credit
                    MB   Municipal Bond
                    PCRB Pollution Control Revenue Bond
                    PN   Promissory Notes
                    PLC  Public Limited Company
                    RB   Revenue Bond
                    RAN  Revenue Anticipation Note
                    SBPA Stand-by Bond Purchase Agreement
                    TAN  Tax Anticipation Note
                    TECP Tax Exempt Commercial Paper
                    TRAN Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at October 31, 2002. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of the Independent Accountants.

                          [INTENTIONALLY LEFT BLANK]

                    BlackRock Provident Institutional Funds
                           Statements of Operations
                      For the Year Ended October 31, 2002


                                                         TEMPFUND      TEMPCASH      FEDFUND
                                                         PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                       ------------  ------------  -----------

Investment Income:
 Interest income...................................... $659,491,490  $171,044,826  $60,606,217
                                                       ------------  ------------  -----------

Expenses:
 Investment advisory fee..............................   25,776,174     9,088,540    3,330,655
 Administration fee...................................   29,141,722     9,473,017    3,871,692
 Custodian fee........................................    2,745,566       806,386      367,758
 Transfer agent fee...................................      861,299       122,164       66,985
 Service Organization fees--Dollar Shares.............   11,326,641     1,031,858    1,697,164
 Service Organization fees--Cash Management
   Shares.............................................      306,246            --           --
 Service Organization fees--Cash Reserve Shares.......      784,276            --           --
 Service Organization fees--Bear Stearns Shares.......       26,510            --        5,198
 Service fees--Administration Shares..................           36            --           --
 Distribution (12b-1) fees--Bear Stearns Shares.......       19,742            --        4,043
 Legal fees...........................................      315,850        71,920       27,893
 Audit fees...........................................      139,091        37,402       13,027
 Printing.............................................       89,089        19,755        8,966
 Registration fees and expenses.......................   (2,191,540)       (8,277)     (63,487)
 Trustees' fees and expenses..........................      188,424        49,392       13,497
 Other................................................      476,781        93,559       63,053
                                                       ------------  ------------  -----------
                                                         70,005,907    20,785,716    9,406,444
                                                       ------------  ------------  -----------
Less fees waived......................................     (815,008)   (5,122,188)  (1,721,554)
Less custody fees paid indirectly.....................           --        (8,710)      (2,318)
                                                       ------------  ------------  -----------
Total expenses........................................   69,190,899    15,654,818    7,682,572
                                                       ------------  ------------  -----------
Net investment income.................................  590,300,591   155,390,008   52,923,645
 Net realized gain (loss) from investment transactions     (468,456)         (888)      12,318
                                                       ------------  ------------  -----------
 Net increase in net assets resulting from operations. $589,832,135  $155,389,120  $52,935,963
                                                       ============  ============  ===========

                See accompanying notes to financial statements.

              FEDERAL      TREASURY                              CALIFORNIA   NEW YORK
  T-FUND     TRUST FUND   TRUST FUND   MUNIFUND     MUNICASH     MONEY FUND  MONEY FUND
 PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
-----------  ----------  -----------  -----------  -----------  -----------  ----------

$76,104,867  $4,122,539  $23,459,724  $15,876,762  $19,316,557  $ 8,028,598  $5,866,456
-----------  ----------  -----------  -----------  -----------  -----------  ----------

  4,279,842     225,608    1,378,013    1,719,203    1,908,194    1,059,340     778,965
  4,794,494     287,034    1,728,696    1,719,203    1,908,194      998,376     731,998
    437,907      51,015      213,565      183,922      197,212      117,887      90,887
    113,247      15,574       65,927       36,220       32,963       30,837      23,393
  1,273,112      18,489      797,667      166,117      121,387       30,948      10,972

    327,096          --       55,380       35,754       17,897           --          --
         --          --           --       41,685           --           --          --
         --          --           --        3,397           --          669      25,517
     65,416          --       14,717        8,520           --           --          --
         --          --           --        2,643           --          520      19,847
     29,040          --       11,776        5,802        8,397        7,838       3,279
     15,846         894        5,261        2,855        4,934          437         944
      7,321          --        3,470        2,965        1,262           --          --
     33,454       9,690       15,491       48,554       (1,733)       7,448       3,166
     21,538          --        1,337           --           --           --          --
     66,120       8,681       27,726       24,690       20,239        8,762       7,316
-----------  ----------  -----------  -----------  -----------  -----------  ----------
 11,464,433     616,985    4,319,026    4,001,530    4,218,946    2,263,062   1,696,284
-----------  ----------  -----------  -----------  -----------  -----------  ----------
 (2,118,510)   (192,857)    (979,721)  (1,766,569)  (1,862,883)  (1,171,588)   (860,984)
    (65,094)       (456)          --      (64,939)     (91,111)     (28,454)    (26,608)
-----------  ----------  -----------  -----------  -----------  -----------  ----------
  9,280,829     423,672    3,339,305    2,170,022    2,264,952    1,063,020     808,692
-----------  ----------  -----------  -----------  -----------  -----------  ----------
 66,824,038   3,698,867   20,120,419   13,706,740   17,051,605    6,965,578   5,057,764
        810      (1,439)     160,607       29,775       88,817       63,658          --
-----------  ----------  -----------  -----------  -----------  -----------  ----------
$66,824,848  $3,697,428  $20,281,026  $13,736,515  $17,140,422  $ 7,029,236  $5,057,764
===========  ==========  ===========  ===========  ===========  ===========  ==========

                    BlackRock Provident Institutional Funds
                      Statements of Changes in Net Assets


                                              TEMPFUND PORTFOLIO                TEMPCASH PORTFOLIO
                                      ---------------------------------  --------------------------------
                                         YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED
                                      OCTOBER 31, 2002  OCTOBER 31, 2001 OCTOBER 31, 2002 OCTOBER 31, 2001
                                      ----------------  ---------------- ---------------- ----------------

Increase (decrease) in net assets:

  Operations:
    Net investment income............ $    590,300,591  $ 1,219,618,218   $  155,390,008   $  228,501,830
    Net gain (loss) on investments...         (468,456)       1,082,540             (888)         517,197
                                      ----------------  ---------------   --------------   --------------
    Net increase in net assets
     resulting from operations.......      589,832,135    1,220,700,758      155,389,120      229,019,027
                                      ----------------  ---------------   --------------   --------------

Distributions to shareholders from:
  Net investment income:
    Institutional Shares.............     (512,350,973)  (1,014,311,889)    (148,342,353)    (206,850,906)
    Dollar Shares....................      (74,194,813)    (193,595,990)      (7,047,655)     (21,650,924)
    Cash Management Shares...........         (820,267)      (1,814,102)              --               --
    Cash Reserve Shares..............       (2,884,045)      (9,896,237)              --               --
    Administration Shares............             (587)              --               --               --
    Bear Stearns Shares..............          (49,906)              --               --               --
                                      ----------------  ---------------   --------------   --------------
     Total distributions from net
      investment income..............     (590,300,591)  (1,219,618,218)    (155,390,008)    (228,501,830)
                                      ----------------  ---------------   --------------   --------------
  Short-term gains:
    Institutional Shares.............         (576,623)              --         (129,250)              --
    Dollar Shares....................          (97,932)              --           (7,909)              --
    Cash Management Shares...........           (1,703)              --               --               --
    Cash Reserve Shares..............           (4,685)              --               --               --
    Administration Shares............               --               --               --               --
    Bear Stearns Shares..............               --               --               --               --
                                      ----------------  ---------------   --------------   --------------
     Total distributions from
      short-term gains...............         (680,943)              --         (137,159)              --
                                      ----------------  ---------------   --------------   --------------
     Total distributions to
      shareholders...................     (590,981,534)  (1,219,618,218)    (155,527,167)    (228,501,830)
                                      ----------------  ---------------   --------------   --------------
  Capital share transactions.........  (7,645,083,423)   15,161,966,786    2,227,496,750    1,156,602,442
                                      ----------------  ---------------   --------------   --------------
     Total increase (decrease) in
      net assets.....................   (7,646,232,822)  15,163,049,326    2,227,358,703    1,157,119,639

Net assets:
    Beginning of period..............   32,093,718,724   16,930,669,398    5,370,272,150    4,213,152,511
                                      ----------------  ---------------   --------------   --------------
    End of period.................... $ 24,447,485,902  $32,093,718,724   $7,597,630,853   $5,370,272,150
                                      ================  ===============   ==============   ==============

                See accompanying notes to financial statements.

                                                                              FEDERAL TRUST
        FEDFUND PORTFOLIO                 T-FUND PORTFOLIO                   FUND PORTFOLIO
--------------------------------  --------------------------------  --------------------------------
   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
OCTOBER 31, 2002 OCTOBER 31, 2001 OCTOBER 31, 2002 OCTOBER 31, 2001 OCTOBER 31, 2002 OCTOBER 31, 2001
---------------- ---------------- ---------------- ---------------- ---------------- ----------------


 $   52,923,645   $   93,538,456   $   66,824,038   $  133,215,552    $  3,698,867     $  7,932,131
         12,318          162,320              810           31,252          (1,439)          63,412
 --------------   --------------   --------------   --------------    ------------     ------------

     52,935,963       93,700,776       66,824,848      133,246,804       3,697,428        7,995,543
 --------------   --------------   --------------   --------------    ------------     ------------

    (41,948,733)     (69,875,311)     (57,154,499)    (105,041,088)     (3,576,359)      (7,340,847)
    (10,964,918)     (23,663,145)      (7,833,793)     (25,355,982)       (122,508)        (591,284)
             --               --         (831,348)      (2,818,482)             --               --
             --               --               --               --              --               --
             --               --       (1,004,398)              --              --               --
         (9,994)              --               --               --              --               --
 --------------   --------------   --------------   --------------    ------------     ------------

    (52,923,645)     (93,538,456)     (66,824,038)    (133,215,552)     (3,698,867)      (7,932,131)
 --------------   --------------   --------------   --------------    ------------     ------------
             --               --               --               --              --               --
             --               --               --               --              --               --
             --               --               --               --              --               --
             --               --               --               --              --               --
             --               --               --               --              --               --
             --               --               --               --              --               --
 --------------   --------------   --------------   --------------    ------------     ------------

             --               --               --               --              --               --
 --------------   --------------   --------------   --------------    ------------     ------------

    (52,923,645)     (93,538,456)     (66,824,038)    (133,215,552)     (3,698,867)      (7,932,131)
 --------------   --------------   --------------   --------------    ------------     ------------
     94,724,717      881,877,575      375,126,566      267,280,007      (2,247,137)      49,598,616
 --------------   --------------   --------------   --------------    ------------     ------------

     94,737,035      882,039,895      375,127,376      267,311,259      (2,248,576)      49,662,028

  2,498,783,245    1,616,743,350    3,169,988,377    2,902,677,118     201,258,069      151,596,041
 --------------   --------------   --------------   --------------    ------------     ------------
 $2,593,520,280   $2,498,783,245   $3,545,115,753   $3,169,988,377    $199,009,493     $201,258,069
 ==============   ==============   ==============   ==============    ============     ============

                    BlackRock Provident Institutional Funds
                      Statements of Changes in Net Assets

                                                   TREASURY TRUST
                                                   FUND PORTFOLIO                     MUNIFUND PORTFOLIO
                                          --------------------------------  --------------------------------------
                                             YEAR ENDED       YEAR ENDED         YEAR ENDED           YEAR ENDED
                                          OCTOBER 31, 2002 OCTOBER 31, 2001   OCTOBER 31, 2002     OCTOBER 31, 2001
                                          ---------------- ---------------- ----------------       ----------------

Increase (decrease) in net assets:

  Operations:
    Net investment income................  $   20,120,419   $   52,021,166   $   13,706,740          $ 24,125,280
    Net gain (loss) on investments.......         160,607          (72,803)          29,775                95,481
                                           --------------   --------------   --------------          ------------
    Net increase in net assets
     resulting from operations...........      20,281,026       51,948,363       13,736,515            24,220,761
                                           --------------   --------------   --------------          ------------

Distributions to shareholders from:
  Net investment income:
    Institutional Shares.................     (15,102,129)     (35,854,570)     (12,641,850)          (22,101,777)
    Dollar Shares........................      (4,663,017)     (15,838,971)        (781,782)           (1,517,981)
    Cash Management Shares...............        (137,176)        (327,625)         (63,933)             (121,863)
    Cash Reserve Shares..................              --               --         (107,069)             (383,659)
    Administration Shares................        (218,097)              --         (107,784)                   --
    Bear Stearns Shares..................              --               --                 (4,322)             --
                                           --------------   --------------   --------------          ------------
     Total distributions from net
      investment income..................     (20,120,419)     (52,021,166)     (13,706,740)          (24,125,280)
                                           --------------   --------------   --------------          ------------
  Capital share transactions.............     253,348,715       (2,056,680)     374,069,376            86,440,047
                                           --------------   --------------   --------------          ------------
     Total increase (decrease) in net
      assets.............................     253,509,322       (2,129,483)     374,099,151            86,535,528

Net assets:
    Beginning of period..................   1,155,110,351    1,157,239,834      776,679,132           690,143,604
                                           --------------   --------------   --------------          ------------
    End of period........................  $1,408,619,673   $1,155,110,351   $1,150,778,283          $776,679,132
                                           ==============   ==============   ==============          ============


                See accompanying notes to financial statements.


       MUNICASH PORTFOLIO          CALIFORNIA MONEY FUND PORTFOLIO    NEW YORK MONEY FUND PORTFOLIO
--------------------------------  --------------------------------  --------------------------------
   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
OCTOBER 31, 2002 OCTOBER 31, 2001 OCTOBER 31, 2002 OCTOBER 31, 2001 OCTOBER 31, 2002 OCTOBER 31, 2001
---------------- ---------------- ---------------- ---------------- ---------------- ----------------


 $   17,051,605    $ 15,714,065     $  6,965,578     $ 15,328,620     $  5,057,764     $ 10,463,504
         88,817          24,183           63,658          (65,827)              --            3,335
 --------------    ------------     ------------     ------------     ------------     ------------

     17,140,422      15,738,248        7,029,236       15,262,793        5,057,764       10,466,839
 --------------    ------------     ------------     ------------     ------------     ------------

    (16,381,073)    (13,951,283)      (6,826,635)     (15,027,511)      (4,985,458)     (10,399,310)
       (632,390)     (1,697,757)        (138,180)        (301,109)         (46,498)         (64,194)
        (38,142)        (65,025)              --               --               --               --
             --              --               --               --               --               --
             --              --               --               --               --               --
             --              --             (763)              --          (25,808)              --
 --------------    ------------     ------------     ------------     ------------     ------------

    (17,051,605)    (15,714,065)      (6,965,578)     (15,328,620)      (5,057,764)     (10,463,504)
 --------------    ------------     ------------     ------------     ------------     ------------
    460,826,138     455,084,492      (83,393,850)     (15,880,580)       9,905,109       70,040,121
 --------------    ------------     ------------     ------------     ------------     ------------

    460,914,955     455,108,675      (83,330,192)     (15,946,407)       9,905,109       70,043,456

    855,313,687     400,205,012      570,000,618      585,947,025      373,884,715      303,841,259
 --------------    ------------     ------------     ------------     ------------     ------------
 $1,316,228,642    $855,313,687     $486,670,426     $570,000,618     $383,789,824     $373,884,715
 ==============    ============     ============     ============     ============     ============

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                    DIVIDENDS TO
                               NET ASSET            SHAREHOLDERS
                                 VALUE      NET       FROM NET
                               BEGINNING INVESTMENT  INVESTMENT
TempFund Portfolio             OF PERIOD   INCOME      INCOME
------------------             --------- ---------- ------------
 Institutional Shares
 10/31/02                        $1.00    $0.0186     ($0.0186)
 10/31/01                         1.00     0.0477      (0.0477)
 10/31/00                         1.00     0.0611      (0.0611)
 10/01/99 through 10/31/99        1.00     0.0045      (0.0045)
 09/30/99                         1.00     0.0495      (0.0495)
 09/30/98                         1.00     0.0549      (0.0549)
 Dollar Shares
 10/31/02                        $1.00    $0.0161     ($0.0161)
 10/31/01                         1.00     0.0452      (0.0452)
 10/31/00                         1.00     0.0586      (0.0586)
 10/01/99 through 10/31/99        1.00     0.0043      (0.0043)
 09/30/99                         1.00     0.0470      (0.0470)
 09/30/98                         1.00     0.0524      (0.0524)
 Cash Management Shares
 10/31/02                        $1.00    $0.0136     ($0.0136)
 10/31/01                         1.00     0.0427      (0.0427)
 10/31/00                         1.00     0.0561      (0.0561)
 10/01/99 through 10/31/99        1.00     0.0041      (0.0041)
 06/14/99/2/ through 09/30/99     1.00     0.0135      (0.0135)
 Cash Reserve Shares
 10/31/02                        $1.00    $0.0146     ($0.0146)
 10/31/01                         1.00     0.0437      (0.0437)
 05/30/00/2/ through 10/31/00     1.00     0.0258      (0.0258)
 Administration Shares
 04/04/02/2 /through 10/31/02    $1.00    $0.0095     ($0.0095)
 Bear Stearns Shares
 05/20/02/2/ through 10/31/02    $1.00    $0.0041     ($0.0041)

                See accompanying notes to financial statements.

                                                               RATIO OF
                                                 RATIO OF     EXPENSES TO RATIO OF NET
 NET                              RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                            EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,              NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF    TOTAL        END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD   RETURN/6/  PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------   --------   ------------ ----------- ---------------- ----------- ------------
$1.00      1.88%    $19,871,753     0.18%          0.18%         0.18%        1.88%
 1.00      4.87      26,150,330     0.18           0.18          0.20         4.62
 1.00      6.28      15,862,970     0.18           0.18          0.20         6.12
 1.00      5.42      13,884,164     0.18/1/        0.18/1/       0.20/1/      5.31/1/
 1.00      5.06      12,045,566     0.18           0.18          0.22         4.96
 1.00      5.63       9,686,491     0.18           0.18          0.23         5.50
$1.00      1.62%    $ 4,309,354     0.43%          0.43%         0.43%        1.63%
 1.00      4.61       5,677,232     0.43           0.43          0.45         4.32
 1.00      6.02         815,132     0.43           0.43          0.45         5.94
 1.00      5.15/1/      446,569     0.43/1/        0.43/1/       0.45/1/      5.06/1/
 1.00      4.81         497,178     0.43           0.43          0.47         4.71
 1.00      5.38         302,476     0.43           0.43          0.48         5.25
$1.00      1.37%    $    65,140     0.68%          0.68%         0.68%        1.34%
 1.00      4.35          58,043     0.68           0.68          0.70         3.93
 1.00      5.75          30,242     0.68           0.68          0.70         5.68
 1.00      4.92/1/       14,069     0.68/1/        0.68/1/       0.70/1/      4.81/1/
 1.00      4.60/1/       13,789     0.68/1/        0.68/1/       0.71/1/      4.57/1/
$1.00      1.47%    $   178,398     0.58%          0.58%         0.58%        1.47%
 1.00      4.46         208,114     0.58           0.58          0.60         4.42
 1.00      6.24/1/      222,325     0.58/1/        0.58/1/       0.60/1/      6.16/1/
$1.00      1.66%/1/ $       124     0.28%/1/       0.28%/1/      0.29%/1/     1.62%/1/
$1.00      0.91%/1/ $    22,717     1.00%/1/       1.00%/1/      1.01%/1/     0.88%/1/

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                    DIVIDENDS TO
                               NET ASSET            SHAREHOLDERS
                                 VALUE      NET       FROM NET
                               BEGINNING INVESTMENT  INVESTMENT
TempCash Portfolio             OF PERIOD   INCOME      INCOME
------------------             --------- ---------- ------------
 Institutional Shares
 10/31/02                        $1.00    $0.0193    ($ 0.0193)
 10/31/01                         1.00     0.0483      (0.0483)
 10/31/00                         1.00     0.0613      (0.0613)
 10/01/99 through 10/31/99        1.00     0.0044      (0.0044)
 09/30/99                         1.00     0.0496      (0.0496)
 09/30/98                         1.00     0.0552      (0.0552)
 Dollar Shares
 10/31/02                        $1.00    $0.0168    ($ 0.0168)
 10/31/01                         1.00     0.0458      (0.0458)
 10/31/00                         1.00     0.0588      (0.0588)
 10/01/99 through 10/31/99        1.00     0.0042      (0.0042)
 09/30/99                         1.00     0.0471      (0.0471)
 09/30/98                         1.00     0.0527      (0.0527)

FedFund Portfolio
-----------------
 Institutional Shares
 10/31/02                        $1.00    $0.0183    ($ 0.0183)
 10/31/01                         1.00     0.0469      (0.0469)
 10/31/00                         1.00     0.0594      (0.0594)
 10/31/99                         1.00     0.0483      (0.0483)
 10/31/98                         1.00     0.0535      (0.0535)
 Dollar Shares
 10/31/02                        $1.00    $0.0158    ($ 0.0158)
 10/31/01                         1.00     0.0444      (0.0444)
 10/31/00                         1.00     0.0569      (0.0569)
 10/31/99                         1.00     0.0458      (0.0458)
 10/31/98                         1.00     0.0510      (0.0510)
 Bear Stearns Shares
 05/20/02/2/ through 10/31/02    $1.00    $0.0040    ($ 0.0040)

                See accompanying notes to financial statements.

                                                             RATIO OF
                                               RATIO OF     EXPENSES TO RATIO OF NET
 NET                            RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                          EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,            NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF  TOTAL        END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD RETURN/6/  PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ --------   ------------ ----------- ---------------- ----------- ------------
$1.00    1.95%     $7,195,494     0.18%          0.18%         0.24%        1.92%
 1.00    4.93       4,923,190     0.18           0.18          0.29         4.76
 1.00    6.30       3,785,528     0.18           0.18          0.31         6.18
 1.00    5.31/1/    1,951,436     0.18/1/        0.18/1/       0.34/1/      5.19/1/
 1.00    5.07       1,968,626     0.18           0.18          0.30         4.95
 1.00    5.66       2,499,114     0.18           0.18          0.32         5.52
$1.00    1.70%     $  402,137     0.43%          0.43%         0.50%        1.71%
 1.00    4.67         447,082     0.43           0.43          0.54         4.56
 1.00    6.04         427,625     0.43           0.43          0.56         5.89
 1.00    5.06/1/      401,426     0.43/1/        0.43/1/       0.59/1/      4.94/1/
 1.00    4.82         378,010     0.43           0.43          0.55         4.70
 1.00    5.41         503,809     0.43           0.43          0.57         5.27

$1.00    1.85%     $1,955,108     0.20%          0.20%         0.26%        1.82%
 1.00    4.79       1,684,597     0.20           0.20          0.27         4.61
 1.00    6.10       1,400,232     0.20           0.20          0.29         6.01
 1.00    4.94         742,744     0.20           0.20          0.28         4.81
 1.00    5.48       1,116,979     0.20           0.20          0.28         5.35
$1.00    1.60%     $  635,685     0.45%          0.45%         0.50%        1.61%
 1.00    4.53         814,186     0.45           0.45          0.52         4.18
 1.00    5.84         216,511     0.45           0.45          0.54         6.04
 1.00    4.69          34,611     0.45           0.45          0.53         4.56
 1.00    5.23          30,459     0.45           0.45          0.53         5.10
$1.00    0.89%/1/  $    2,728     1.00%/1/       1.00%/1/      1.08%/1/     0.87%/1/

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                     DIVIDENDS TO
                                NET ASSET            SHAREHOLDERS
                                  VALUE      NET       FROM NET
                                BEGINNING INVESTMENT  INVESTMENT
T-Fund Portfolio                OF PERIOD   INCOME      INCOME
----------------                --------- ---------- ------------
 Institutional Shares
 10/31/02                         $1.00    $0.0179     ($0.0179)
 10/31/01                          1.00     0.0454      (0.0454)
 10/31/00                          1.00     0.0579      (0.0579)
 10/31/99                          1.00     0.0473      (0.0473)
 10/31/98                          1.00     0.0532      (0.0532)
 Dollar Shares
 10/31/02                         $1.00    $0.0154     ($0.0154)
 10/31/01                          1.00     0.0429      (0.0429)
 10/31/00                          1.00     0.0554      (0.0554)
 10/31/99                          1.00     0.0448      (0.0448)
 10/31/98                          1.00     0.0507      (0.0507)

 Cash Management Shares
 10/31/02                         $1.00    $0.0129     ($0.0129)
 10/31/01                          1.00     0.0404      (0.0404)
 10/31/00                          1.00     0.0529      (0.0529)
 005/17/99/2/ through 10/31/99     1.00     0.0197      (0.0197)
 Administration Shares
 04/09/02/2/ through 10/31/02     $1.00    $0.0089     ($0.0089)

Federal Trust Fund Portfolio
----------------------------
 Institutional Shares
 10/31/02                         $1.00    $0.0183     ($0.0183)
 10/31/01                          1.00     0.0465      (0.0465)
 10/31/00                          1.00     0.0593      (0.0593)
 10/31/99                          1.00     0.0478      (0.0478)
 10/31/98                          1.00     0.0529      (0.0529)

 Dollar Shares
 10/31/02                         $1.00    $0.0158     ($0.0158)
 10/31/01                          1.00     0.0440      (0.0440)
 10/31/00                          1.00     0.0568      (0.0568)
 10/31/99                          1.00     0.0453      (0.0453)
 10/31/98                          1.00     0.0504      (0.0504)

                See accompanying notes to financial statements.

                                                             RATIO OF
                                               RATIO OF     EXPENSES TO RATIO OF NET
 NET                            RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                          EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,            NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF  TOTAL        END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD RETURN/6/  PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ --------   ------------ ----------- ---------------- ----------- ------------
$1.00    1.80%     $2,831,278     0.20%          0.20%         0.25%        1.79%
 1.00    4.63       2,582,091     0.20           0.19          0.27         4.46
 1.00    5.95       2,209,396     0.20           0.19          0.28         5.77
 1.00    4.83       2,397,386     0.20           0.20          0.26         4.72
 1.00    5.46       2,544,001     0.20           0.20          0.27         5.31
$1.00    1.55%     $  448,592     0.45%          0.45%         0.50%        1.54%
 1.00    4.37         542,219     0.45           0.44          0.52         4.34
 1.00    5.68         630,801     0.45           0.44          0.53         5.54
 1.00    4.58         612,695     0.45           0.45          0.51         4.47
 1.00    5.21         777,385     0.45           0.45          0.52         5.06

$1.00    1.29%     $   79,717     0.70%          0.70%         0.76%        1.27%
 1.00    4.11          45,678     0.70           0.69          0.77         3.99
 1.00    5.42          62,480     0.70           0.69          0.78         5.31
 1.00    4.37/1/        3,252     0.70/1/        0.70/1/       0.78/1/      4.43/1/
$1.00    1.58%/1/  $  185,529     0.30%/1/       0.30%/1/      0.37%/1/     1.55%/1/

$1.00    1.84%     $  194,335     0.20%          0.20%         0.30%        1.84%
 1.00    4.75         187,005     0.20           0.20          0.31         4.53
 1.00    6.10         138,396     0.20           0.20          0.34         5.84
 1.00    4.88         219,344     0.20           0.20          0.32         4.76
 1.00    5.42         280,580     0.20           0.20          0.29         5.29

$1.00    1.59%     $    4,675     0.44%          0.44%         0.53%        1.64%
 1.00    4.49          14,253     0.45           0.45          0.56         4.39
 1.00    5.83          13,200     0.45           0.45          0.59         5.59
 1.00    4.63          27,539     0.45           0.45          0.57         4.51
 1.00    5.17          38,633     0.45           0.45          0.54         5.04

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                    DIVIDENDS TO
                               NET ASSET            SHAREHOLDERS
                                 VALUE      NET       FROM NET
                               BEGINNING INVESTMENT  INVESTMENT
Treasury Trust Fund Portfolio  OF PERIOD   INCOME      INCOME
-----------------------------  --------- ---------- ------------
 Institutional Shares
 10/31/02                        $1.00    $0.0170     ($0.0170)
 10/31/01                         1.00     0.0443      (0.0443)
 10/31/00                         1.00     0.0552      (0.0552)
 10/31/99                         1.00     0.0442      (0.0442)
 10/31/98                         1.00     0.0502      (0.0502)
 Dollar Shares
 10/31/02                        $1.00    $0.0145     ($0.0145)
 10/31/01                         1.00     0.0418      (0.0418)
 10/31/00                         1.00     0.0527      (0.0527)
 10/31/99                         1.00     0.0417      (0.0417)
 10/31/98                         1.00     0.0477      (0.0477)

 Cash Management Shares/5/
 11/01/01 through 10/15/02       $1.00    $0.0116     ($0.0116)
 12/11/00/2/ through 10/31/01     1.00     0.0331      (0.0331)
 Administration Shares
 05/30/02/2/ through 10/31/02    $1.00    $0.0063     ($0.0063)

                See accompanying notes to financial statements.

                                                             RATIO OF
                                               RATIO OF     EXPENSES TO RATIO OF NET
 NET                            RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                          EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,            NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF  TOTAL        END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD RETURN/6/  PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ --------   ------------ ----------- ---------------- ----------- ------------
$1.00    1.71%     $1,053,635     0.20%          0.20%         0.28%        1.70%
 1.00    4.52         766,758     0.19           0.19          0.27         4.48
 1.00    5.66         846,651     0.20           0.20          0.29         5.49
 1.00    4.51         826,167     0.20           0.20          0.28         4.41
 1.00    5.14       1,091,366     0.20           0.20          0.28         5.02
$1.00    1.46%     $  321,730     0.45%          0.45%         0.53%        1.46%
 1.00    4.26         379,989     0.44           0.44          0.52         4.17
 1.00    5.40         310,589     0.45           0.45          0.54         5.23
 1.00    4.26         398,972     0.45           0.45          0.53         4.14
 1.00    4.89         471,767     0.45           0.45          0.53         4.77

$1.00    1.16%/1/  $       --     0.69%/1/       0.69%/1/      0.76%/1/     1.22%/1/
 1.00    3.78/1/        8,363     0.76/1/        0.76/1/       0.85/1/      4.42/1/
$1.00    1.49%/1/  $   33,255     0.30%/1/       0.30%/1/      0.42%/1/     1.49%/1/

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                    DIVIDENDS TO
                               NET ASSET            SHAREHOLDERS
                                 VALUE      NET       FROM NET
                               BEGINNING INVESTMENT  INVESTMENT
MuniFund Portfolio             OF PERIOD   INCOME      INCOME
------------------             --------- ---------- ------------
 Institutional Shares
 10/31/02                        $1.00    $0.0142     ($0.0142)
 10/31/01                         1.00     0.0302      (0.0302)
 10/31/00                         1.00     0.0379      (0.0379)
 12/01/98 through 10/31/99        1.00     0.0273      (0.0273)
 11/30/98                         1.00     0.0327      (0.0327)
 11/30/97                         1.00     0.0338      (0.0338)
 Dollar Shares
 10/31/02                        $1.00    $0.0117     ($0.0117)
 10/31/01                         1.00     0.0277      (0.0277)
 10/31/00                         1.00     0.0354      (0.0354)
 12/01/98 through 10/31/99        1.00     0.0250      (0.0250)
 11/30/98                         1.00     0.0302      (0.0302)
 11/30/97                         1.00     0.0313      (0.0313)

 Cash Management Shares/4/
 10/31/02                        $1.00    $0.0085     ($0.0085)
 10/31/01                         1.00     0.0252      (0.0252)
 10/31/00                         1.00     0.0329      (0.0329)
 06/14/99/2/ through 10/31/99     1.00     0.0099      (0.0099)
 Cash Reserve Shares
 10/31/02                        $1.00    $0.0102     ($0.0102)
 10/31/01                         1.00     0.0262      (0.0262)
 08/04/00/2/ through 10/31/00     1.00     0.0090      (0.0090)
 Administration Shares
 04/18/02/2/ through 10/31/02    $1.00    $0.0069     ($0.0069)
 Bear Stearns Shares
 05/20/02/2/ through 10/31/02    $1.00    $0.0024     ($0.0024)

                See accompanying notes to financial statements.

                                                             RATIO OF
                                               RATIO OF     EXPENSES TO RATIO OF NET
 NET                            RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                          EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,            NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF  TOTAL        END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD RETURN/6/  PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ --------   ------------ ----------- ---------------- ----------- ------------
$1.00    1.43%     $1,037,163     0.20%          0.19%         0.37%        1.41%
 1.00    3.06         688,837     0.20           0.19          0.39         3.02
 1.00    3.86         605,741     0.20           0.19          0.41         3.79
 1.00    3.02/1/      483,033     0.20/1/        0.20/1/       0.41/1/      2.96/1/
 1.00    3.32         467,760     0.25           0.25          0.41         3.26
 1.00    3.43         536,794     0.27           0.27          0.41         3.38
$1.00    1.18%     $   74,526     0.45%          0.44%         0.62%        1.18%
 1.00    2.81          70,990     0.45           0.44          0.64         2.66
 1.00    3.60          63,619     0.45           0.44          0.66         3.55
 1.00    2.77/1/       56,238     0.45/1/        0.45/1/       0.66/1/      2.71/1/
 1.00    3.07          51,736     0.50           0.50          0.66         3.01
 1.00    3.18          67,387     0.52           0.52          0.66         3.13

$1.00    0.91%/1/  $   11,197     0.70%/1/       0.69%/1/      0.87%/1/     0.90%/1/
 1.00    2.55           4,763     0.70           0.69          0.89         2.39
 1.00    3.34           3,663     0.70           0.69          0.90         3.33
 1.00    2.61/1/        2,712     0.70/1/        0.70/1/       0.92/1/      2.58/1/
$1.00    1.03%     $    8,626     0.60%          0.59%         0.77%        1.03%
 1.00    2.65          12,089     0.60           0.59          0.79         2.68
 1.00    3.74/1/       17,151     0.60/1/        0.59/1/       0.79/1/      3.69/1/
$1.00    1.28%/1/  $   13,051     0.30%/1/       0.29%/1/      0.47%/1/     1.27%/1/
$1.00    0.54%/1/  $    6,215     1.00%/1/       0.99%/1/      1.16%/1/     0.57%/1/

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                  DIVIDENDS TO
                             NET ASSET            SHAREHOLDERS
                               VALUE      NET       FROM NET
                             BEGINNING INVESTMENT  INVESTMENT
MuniCash Portfolio           OF PERIOD   INCOME      INCOME
------------------           --------- ---------- ------------
 Institutional Shares
 10/31/02                      $1.00    $0.0156     ($0.0156)
 10/31/01                       1.00     0.0325      (0.0325)
 10/31/00                       1.00     0.0392      (0.0392)
 12/01/98 through 10/31/99      1.00     0.0281      (0.0281)
 11/30/98                       1.00     0.0346      (0.0346)
 11/30/97                       1.00     0.0358      (0.0358)
 Dollar Shares
 10/31/02                      $1.00    $0.0131     ($0.0131)
 10/31/01                       1.00     0.0300      (0.0300)
 10/31/00                       1.00     0.0367      (0.0367)
 12/01/98 through 10/31/99      1.00     0.0258      (0.0258)
 11/30/98                       1.00     0.0321      (0.0321)
 11/30/97                       1.00     0.0333      (0.0333)
 Cash Management Shares/5/
 11/01/01 through 10/15/02     $1.00    $0.0101     ($0.0101)
 3/2/01/2/ through 10/31/01     1.00     0.0163      (0.0163)

                See accompanying notes to financial statements.

                                                             RATIO OF
                                               RATIO OF     EXPENSES TO RATIO OF NET
 NET                            RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                          EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,            NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF  TOTAL        END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD RETURN/6/  PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ --------   ------------ ----------- ---------------- ----------- ------------
$1.00    1.57%     $1,257,237     0.20%          0.19%         0.36%        1.55%
 1.00    3.30         809,890     0.20           0.19          0.40         3.04
 1.00    3.99         298,832     0.20           0.20          0.40         3.91
 1.00    3.11/1/      308,212     0.20/1/        0.20/1/       0.41/1/      3.05/1/
 1.00    3.51         500,254     0.18           0.18          0.40         3.47
 1.00    3.63         397,681     0.18           0.18          0.41         3.58
$1.00    1.32%     $   58,991     0.45%          0.44%         0.61%        1.30%
 1.00    3.04          40,306     0.45           0.45          0.65         3.19
 1.00    3.73         101,373     0.45           0.45          0.65         3.63
 1.00    2.86/1/      123,017     0.45/1/        0.45/1/       0.66/1/      2.80/1/
 1.00    3.26          91,404     0.43           0.43          0.65         3.22
 1.00    3.38         150,089     0.43           0.43          0.66         3.33
$1.00    1.01%/1/  $       --     0.70%/1/       0.69%/1/      0.87%/1/     1.07%/1/
 1.00    2.47/1/        5,118     0.69/1/        0.69/1/       0.89/1/      2.36/1/

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                            DIVIDENDS TO
                                       NET ASSET            SHAREHOLDERS
                                         VALUE      NET       FROM NET
                                       BEGINNING INVESTMENT  INVESTMENT
       California Money Fund Portfolio OF PERIOD   INCOME      INCOME
       ------------------------------- --------- ---------- ------------
         Institutional Shares
         10/31/02                        $1.00    $0.0132     ($0.0132)
         10/31/01                         1.00     0.0271      (0.0271)
         10/31/00                         1.00     0.0326      (0.0326)
         02/01/99 through 10/31/99        1.00     0.0201      (0.0201)
         01/31/99                         1.00     0.0305      (0.0305)
         01/31/98                         1.00     0.0334      (0.0334)
         Dollar Shares
         10/31/02                        $1.00    $0.0107     ($0.0107)
         10/31/01                         1.00     0.0246      (0.0246)
         10/31/00                         1.00     0.0301      (0.0301)
         02/01/99 through 10/31/99        1.00     0.0182      (0.0182)
         01/31/99                         1.00     0.0280      (0.0280)
         01/31/98                         1.00     0.0309      (0.0309)
         Bear Stearns Shares
        05/20/02/2/ through 10/31/02     $1.00    $0.0022     ($0.0022)

        New York Money Fund Portfolio
        -----------------------------
         Institutional Shares
         10/31/02                        $1.00    $0.0131     ($0.0131)
         10/31/01                         1.00     0.0285      (0.0285)
         10/31/00                         1.00     0.0364      (0.0364)
         08/01/99 through 10/31/99        1.00     0.0076      (0.0076)
         07/31/99                         1.00     0.0289      (0.0289)
         07/31/98                         1.00     0.0336      (0.0336)
         Dollar Shares/3/
         10/31/02                        $1.00    $0.0106     ($0.0106)
         10/31/01                         1.00     0.0260      (0.0260)
         10/31/00                         1.00     0.0205      (0.0205)
         08/01/99 through 10/31/99        1.00         --           --
         07/31/99                         1.00         --           --
         07/31/98                         1.00     0.0303      (0.0303)
         Bear Stearns Shares
        05/20/02/2/ through 10/31/02     $1.00    $0.0021     ($0.0021)

--------
/1/  Annualized.
/2/  Commencement of Operations.
/3/ There were no Dollar Shares outstanding during the period July 21, 1998 to April 10, 2000.
/4/ There were no Cash Management Shares outstanding during the period December 18, 2001 to January 10, 2002.
/5/ There were no Cash Management Shares outstanding during the period October 16, 2002 to October 31, 2002.
/6/  Past performance is no guarantee of future results.

                See accompanying notes to financial statements.

                                                                RATIO OF
                                                  RATIO OF     EXPENSES TO   RATIO OF NET
 NET                             RATIO OF       EXPENSES TO      AVERAGE      INVESTMENT
ASSET                           EXPENSES TO    AVERAGE DAILY    DAILY NET     INCOME TO
VALUE,             NET ASSETS,    AVERAGE        NET ASSETS      ASSETS        AVERAGE
END OF   TOTAL        END OF     DAILY NET       (INCLUDING    (EXCLUDING     DAILY NET
PERIOD  RETURN/6/  PERIOD (000)   ASSETS      CUSTODY CREDITS)  WAIVERS)        ASSETS
------ --------    ------------ -----------   ---------------- -----------   ------------
$1.00     1.33%      $456,081        0.20%           0.19%          0.42%         1.32%
 1.00     2.74        542,541        0.20            0.19           0.44          2.72
 1.00     3.31        575,735        0.20            0.20           0.44          3.25
 1.00     2.73/1/     543,476        0.20/1/         0.20/1/        0.45/1/       2.68/1/
 1.00     3.09        549,170        0.20            0.20           0.45          3.02
 1.00     3.39        460,339        0.20            0.20           0.46          3.34
$1.00     1.07%      $ 29,922        0.45%           0.45%          0.67%         1.12%
 1.00     2.49         27,460        0.45            0.44           0.69          2.45
 1.00     3.05         10,212        0.45            0.45           0.69          2.98
 1.00     2.48/1/       8,288        0.45/1/         0.45/1/        0.70/1/       2.43/1/
 1.00     2.84        139,601        0.45            0.45           0.70          2.77
 1.00     3.14        130,547        0.45            0.45           0.71          3.09
$1.00     0.48%/1/   $    668        1.00%/1/        0.99%/1/       1.20%/1/      0.51%/1/

$1.00     1.32%      $362,077        0.20%           0.19%          0.41%         1.31%
 1.00     2.89        369,989        0.20            0.19           0.44          2.82
 1.00     3.71        302,194        0.20            0.19           0.46          3.61
 1.00  3.06/1/        323,247        0.20/1/         0.20/1/        0.50/1/       3.02/1/
 1.00     2.93        295,728        0.20            0.20           0.48          2.87
 1.00     3.41        318,091        0.20            0.20           0.48          3.35
$1.00     1.07%      $  4,716        0.45%           0.44%          0.66%         1.06%
 1.00     2.63          3,896        0.45            0.44           0.69          2.52
 1.00     3.73/1/       1,647        0.45/1/         0.44/1/        0.70/1/       3.66/1/
 1.00       --             --          --              --             --            --
 1.00       --             --          --              --             --            --
 1.00  3.16/1/             --     0.45/1/         0.45/1/        0.73/1/       3.11/1/
$1.00     0.46%/1/   $ 16,997        1.00%/1/        0.99%/1/       1.19%/1/      0.46%/1/

                         Notes to Financial Statements

   BlackRock Provident Institutional Funds (''BPIF'' or the ''Company'') (formerly Provident Institutional Funds) was organized as a Delaware business trust on October 21, 1998. BPIF is the successor to five investment companies:
(1) Temporary Investment Fund, Inc. (''Temp''), (2) Trust for Federal Securities (''Fed''), (3) Municipal Fund for Temporary Investment (''Muni''),
(4) Municipal Fund for California Investors, Inc. (''Cal Muni'') and (5) Municipal Fund for New York Investors, Inc. (''NY Muni''), (together the ''Predecessor Companies''). The accompanying financial statements and notes are those of the portfolios of Temp, Fed, Muni, Cal Muni and NY Muni, as follows:
Temp--TempFund and TempCash; Fed--FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni--MuniFund and MuniCash; Cal Muni--California Money Fund and NY Muni--New York Money Fund. On February 10, 1999, the Predecessor Companies were each reorganized into a separate series of BPIF. BPIF is a no-load, open-end management investment company.

   TempCash, Federal Trust Fund, Treasury Trust Fund and MuniCash each offers five classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares and Administration Shares. T-Fund offers six classes of shares: Institutional Shares, Administration Shares, Dollar Shares, Plus Shares, Cash Reserve Shares, and Cash Management Shares. FedFund offers six classes of shares: Institutional Shares, Dollar Shares, Administration Shares, Cash Management Shares, Cash Reserve Shares and Bear Stearns Shares. TempFund, MuniFund, California Money Fund and New York Money Fund each offers seven classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Plus Shares and Bear Stearns Shares. Pursuant to a Shareholder Service Plan and as specified in a servicing agreement, institutions other than broker/dealers (''Service Organizations''), provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company's payment of a fee to the Servicing Organization at an annual rate not to exceed .10% for Administration Shares, ..25% for Dollar Shares, .40% for Cash Reserve Shares and .50% for Cash Management Shares and Bear Stearns Shares, of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to a Distribution Plan and specified in a related agreement, institutions that are broker/dealers (''Broker/Dealers''), provide certain sales and support services to their clients who beneficially own Plus Shares and Bear Stearns Shares, in consideration for the Company's payment of a fee to the Broker/Dealer at an annual rate not to exceed .25% (not to exceed .40% in the case of New York Money Fund and California Money Fund) of the average daily net asset value with respect to Plus Shares and .35% of the average daily net asset value with respect to Bear Stearns Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve, Cash Management and Bear Stearns Shares shareholders are reduced by such fees. Institutional Shares are sold to institutional investors who choose not to enter into agreements with BPIF. As of October 31, 2002, no Plus Shares were outstanding.

   Certain California municipal obligations in the California Money Fund may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

   Certain New York municipal obligations in the New York Money Fund may be obligations of issuers which rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

(A)  Summary of Significant Accounting Policies

   Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Certain prior year amounts have been restated to conform with current year presentation.

   Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

   Repurchase Agreements--The Company may purchase, for TempFund, TempCash, FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

   Dividends to Shareholders--Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

   Security Transactions and Investment Income--Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

   Other--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(B)  Transactions with Affiliates and Related Parties

   Under agreements between the Company and BlackRock Institutional Management Corporation (''BIMC''), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC manages the Company's portfolios and maintains their financial accounts. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co., an indirect subsidiary of PNC, is the Company's custodian and PFPC Inc. (''PFPC''), an indirect subsidiary of PNC, is the Company's transfer agent and Co-Administrator.

   BlackRock Distributors, Inc. (''BDI''), an indirect subsidiary of PNC, serves as the Company's distributor. No compensation is payable by the Company to BDI for its distribution services.

   The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together the ''Co-Administrators"). Prior to the reorganization as discussed in the first paragraph of the Notes to Financial Statements, Provident Distributors, Inc. was co-administrator with PFPC.

   In return for their advisory services, the Company pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of the TempFund Portfolio as follows: .175% of the first $1 billion, ..15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to the TempCash, MuniFund and MuniCash portfolios, the fee payable, based on each funds' average daily net assets; and with respect to Fed Fund, T-Fund, Federal Trust Fund and Treasury Trust Fund, the fee payable based on those Funds' combined average assets, is as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

   In return for their administrative services, the Company pays the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Portfolio as follows:
..175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion and .10% of amounts in excess of $3 billion.

   The Co-Administrators and BIMC have also agreed to reduce their fees to the extent necessary to ensure that the operating expenses (excluding class specific fees paid to Service Organizations and Broker/Dealers) of TempFund and TempCash do not exceed .18% of their respective average net assets; and with respect to the other eight portfolios, do not exceed .20% of their respective average net assets. For the year ended October 31, 2002, the Co-Administrators and BIMC, as Adviser, waived a total of $815,008 of the administration and advisory fees payable to them with respect to TempFund, $5,122,188 with respect to TempCash, $1,721,554 with respect to FedFund, $2,118,510 with respect to T-Fund, $192,857 with respect to Federal Trust Fund, $979,721 with respect to Treasury Trust Fund, $1,766,569 with respect to MuniFund, $1,862,883 with respect to MuniCash, $1,171,588 with respect to California Money Fund and $860,984 with respect to New York Money Fund.

   Pursuant to the Company's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("Custody Credits"). For the year ended October 31, 2002, custody credits earned were as follows:
$8,710 with respect to TempCash, $2,318 with respect to FedFund, $65,094 with respect to T-Fund, $456 with respect to Federal Trust Fund, $64,939 with respect to MuniFund, $91,111 with respect to MuniCash, $28,454 with respect to California Money Fund and $26,608 with respect to New York Money Fund.

   For the year ended October 31, 2002, certain portfolios paid Service Organization fees to affiliates of BIMC in the amounts as follows: $9,413,370 with respect to TempFund, $56,908 with respect to TempCash, $1,629,284 with respect to FedFund, $401,989 with respect to T-Fund, $149,934 with respect to Treasury Trust Fund, $7,770 with respect to MuniFund and $2,688 with respect to MuniCash.

(C)  Capital Shares

   The Company's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

   Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

   Transactions in capital shares for each period were as follows:

                                                      TEMPFUND PORTFOLIO
                                            --------------------------------------
                                                 YEAR ENDED          YEAR ENDED
                                              OCTOBER 31, 2002    OCTOBER 31, 2001
                                            -------------------  -----------------
Shares sold:
   Institutional Shares.................... $   320,329,757,727  $ 291,136,390,458
   Dollar Shares...........................      39,234,740,356     42,993,927,492
   Cash Management Shares..................         248,094,854        278,044,782
   Cash Reserve Shares.....................          24,422,274         80,359,252
   Administration Shares...................             154,263                 --
   Bear Stearns Shares.....................          48,354,071                 --
Shares issued in reinvestment of dividends:
   Institutional Shares....................         225,390,564        426,689,861
   Dollar Shares...........................           6,172,161         15,721,595
   Cash Management Shares..................             275,905            485,338
   Cash Reserve Shares.....................           3,115,566         10,739,195
   Administration Shares...................                 439                 --
   Bear Stearns Shares.....................              44,475                 --
Shares redeemed:
   Institutional Shares....................    (326,832,864,751)  (281,276,586,327)
   Dollar Shares...........................     (40,608,515,754)   (38,147,754,956)
   Cash Management Shares..................        (241,272,061)      (250,730,743)
   Cash Reserve Shares.....................         (57,241,521)      (105,319,161)
   Administration Shares...................             (30,230)                --
   Bear Stearns Shares.....................         (25,681,761)                --
                                            -------------------  -----------------
Net increase (decrease).................... $    (7,645,083,423) $  15,161,966,786
                                            ===================  =================

                                                      TEMPCASH PORTFOLIO
                                            --------------------------------------
                                                 YEAR ENDED          YEAR ENDED
                                              OCTOBER 31, 2002    OCTOBER 31, 2001
                                            --------------------  ----------------
Shares sold:
   Institutional Shares.................... $     94,612,779,902  $ 46,859,016,730
   Dollar Shares...........................        1,432,367,217     1,632,750,925
Shares issued in reinvestment of dividends:
   Institutional Shares....................           63,453,979        82,159,514
   Dollar Shares...........................            6,295,496        19,383,231
Shares redeemed:
   Institutional Shares....................      (92,403,760,766)  (45,803,980,558)
   Dollar Shares...........................       (1,483,639,078)   (1,632,727,400)
                                            --------------------  ----------------
Net increase............................... $      2,227,496,750  $  1,156,602,442
                                            ====================  ================

                                                       FEDFUND PORTFOLIO
                                            --------------------------------------
                                                 YEAR ENDED          YEAR ENDED
                                              OCTOBER 31, 2002    OCTOBER 31, 2001
                                            --------------------  ----------------
Shares sold:
   Institutional Shares.................... $     18,339,130,376  $ 11,947,448,243
   Dollar Shares...........................       10,103,298,229     7,657,470,924
   Bear Stearns Shares.....................            8,279,194                --
Shares issued in reinvestment of dividends:
   Institutional Shares....................           10,933,307        18,459,433
   Dollar Shares...........................              126,269           298,339
   Bear Stearns Shares.....................                9,331                --
Shares redeemed:
   Institutional Shares....................      (18,079,562,829)  (11,681,659,188)
   Dollar Shares...........................      (10,281,928,162)   (7,060,140,176)
   Bear Stearns Shares.....................           (5,560,998)               --
                                            --------------------  ----------------
Net increase............................... $         94,724,717  $    881,877,575
                                            ====================  ================

                                                      T-FUND PORTFOLIO
                                            ------------------------------------
                                                YEAR ENDED          YEAR ENDED
                                             OCTOBER 31, 2002    OCTOBER 31, 2001
                                            ------------------   ----------------
Shares sold:
   Institutional Shares.................... $   27,215,162,913   $ 21,020,688,397
   Dollar Shares...........................      3,009,408,821      3,898,810,626
   Cash Management Shares..................        217,269,133        156,114,797
   Administration Shares...................        281,121,340                 --
Shares issued in reinvestment of dividends:
   Institutional Shares....................         21,511,586         41,500,424
   Dollar Shares...........................          1,480,882          6,387,396
   Cash Management Shares..................              9,714             27,562
   Administration Shares...................                 --                 --
Shares redeemed:
   Institutional Shares....................    (26,987,487,118)   (20,689,519,797)
   Dollar Shares...........................     (3,104,517,843)    (3,993,784,475)
   Cash Management Shares..................       (183,240,091)      (172,944,923)
   Administration Shares...................        (95,592,771)                --
                                            ------------------   ----------------
Net increase............................... $      375,126,566   $    267,280,007
                                            ==================   ================

                                              FEDERAL TRUST FUND PORTFOLIO
                                            --------------------------------
                                               YEAR ENDED       YEAR ENDED
                                            OCTOBER 31, 2002 OCTOBER 31, 2001
                                            ---------------- ----------------
Shares sold:
   Institutional Shares.................... $ 1,209,654,118  $ 1,064,950,110
   Dollar Shares...........................      44,760,923      107,721,573
Shares issued in reinvestment of dividends:
   Institutional Shares....................       1,350,906        2,199,020
   Dollar Shares...........................           3,531            9,662
Shares redeemed:
   Institutional Shares....................  (1,203,673,586)  (1,018,599,472)
   Dollar Shares...........................     (54,343,029)    (106,682,277)
                                            ---------------  ---------------
Net increase (decrease).................... $    (2,247,137) $    49,598,616
                                            ===============  ===============

                                              TREASURY TRUST FUND PORTFOLIO
                                            --------------------------------
                                               YEAR ENDED       YEAR ENDED
                                            OCTOBER 31, 2002 OCTOBER 31, 2001
                                            ---------------- ----------------
Shares sold:
   Institutional Shares.................... $ 6,158,665,188  $ 6,547,282,174
   Dollar Shares...........................     868,102,409    1,158,977,136
   Cash Management Shares..................      59,536,576       68,329,894
   Administration Shares...................      97,491,797               --
Shares issued in reinvestment of dividends:
   Institutional Shares....................       4,974,766       13,833,822
   Dollar Shares...........................       3,548,301       11,636,123
   Cash Management Shares..................         109,500          156,260
   Administration Shares...................              --               --
Shares redeemed:
   Institutional Shares....................  (5,876,879,222)  (6,640,965,615)
   Dollar Shares...........................    (929,953,549)  (1,101,184,727)
   Cash Management Shares..................     (68,010,483)     (60,121,747)
   Administration Shares...................     (64,236,568)              --
                                            ---------------  ---------------
Net increase (decrease).................... $   253,348,715  $    (2,056,680)
                                            ===============  ===============

                                                   MUNIFUND PORTFOLIO
                                            --------------------------------
                                               YEAR ENDED       YEAR ENDED
                                            OCTOBER 31, 2002 OCTOBER 31, 2001
                                            ---------------- ----------------
Shares sold:
   Institutional Shares.................... $ 5,677,842,960  $ 6,147,675,424
   Dollar Shares...........................     315,683,136      243,871,021
   Cash Management Shares..................      36,581,859       25,738,407
   Cash Reserve Shares.....................       1,830,434        7,313,940
   Administration Shares...................      31,749,257               --
   Bear Stearns Shares.....................      14,167,527               --
Shares issued in reinvestment of dividends:
   Institutional Shares....................       2,026,277        2,085,368
   Dollar Shares...........................         471,373        1,010,967
   Cash Management Shares..................              --               --
   Cash Reserve Shares.....................         116,882          429,907
   Administration Shares...................              --               --
   Bear Stearns Shares.....................           3,426               --
Shares redeemed:
   Institutional Shares....................  (5,331,566,467)  (6,066,755,393)
   Dollar Shares...........................    (312,627,339)    (237,513,350)
   Cash Management Shares..................     (30,147,858)     (24,609,069)
   Cash Reserve Shares.....................      (5,408,236)     (12,807,175)
   Administration Shares...................     (18,698,109)              --
   Bear Stearns Shares.....................      (7,955,746)              --
                                            ---------------  ---------------
Net increase............................... $   374,069,376  $    86,440,047
                                            ===============  ===============

                                                   MUNICASH PORTFOLIO
                                            --------------------------------
                                               YEAR ENDED       YEAR ENDED
                                            OCTOBER 31, 2002 OCTOBER 31, 2001
                                            ---------------- ----------------
Shares sold:
   Institutional Shares.................... $ 8,468,383,775  $ 5,743,733,721
   Dollar Shares...........................     155,080,141      138,091,031
   Cash Management Shares..................       1,184,803        7,070,022
Shares issued in reinvestment of dividends:
   Institutional Shares....................       5,714,487        3,061,736
   Dollar Shares...........................         620,200        1,213,100
   Cash Management Shares..................          44,568           57,290
Shares redeemed:
   Institutional Shares....................  (8,026,836,683)  (5,235,758,816)
   Dollar Shares...........................    (137,018,591)    (200,373,471)
   Cash Management Shares..................      (6,346,562)      (2,010,121)
                                            ---------------  ---------------
Net increase............................... $   460,826,138  $   455,084,492
                                            ===============  ===============

                                             CALIFORNIA MONEY FUND PORTFOLIO
                                            --------------------------------
                                               YEAR ENDED       YEAR ENDED
                                            OCTOBER 31, 2002 OCTOBER 31, 2001
                                            ---------------- ----------------
Shares sold:
   Institutional Shares.................... $ 1,988,548,366  $ 2,308,153,711
   Dollar Shares...........................      50,549,316       52,583,491
   Bear Stearns Shares.....................       1,796,081               --
Shares issued in reinvestment of dividends:
   Institutional Shares....................         200,341          323,172
   Dollar Shares...........................          10,605               --
   Bear Stearns Shares.....................             608               --
Shares redeemed:
   Institutional Shares....................  (2,075,270,946)  (2,341,607,368)
   Dollar Shares...........................     (48,099,082)     (35,333,586)
   Bear Stearns Shares.....................      (1,129,139)              --
                                            ---------------  ---------------
Net decrease............................... $   (83,393,850) $   (15,880,580)
                                            ===============  ===============

                                              NEW YORK MONEY FUND PORTFOLIO
                                            --------------------------------
                                               YEAR ENDED       YEAR ENDED
                                            OCTOBER 31, 2002 OCTOBER 31, 2001
                                            ---------------- ----------------
Shares sold:
   Institutional Shares.................... $ 1,728,948,642  $ 2,010,283,403
   Dollar Shares...........................      11,490,672        9,063,686
   Bear Stearns Shares.....................      59,254,425               --
Shares issued in reinvestment of dividends:
   Institutional Shares....................         113,234          123,729
   Dollar Shares...........................          46,071           65,059
   Bear Stearns Shares.....................          22,182               --
Shares redeemed:
   Institutional Shares....................  (1,736,974,356)  (1,942,615,167)
   Dollar Shares...........................     (10,716,044)      (6,880,589)
   Bear Stearns Shares.....................     (42,279,717)              --
                                            ---------------  ---------------
Net increase............................... $     9,905,109  $    70,040,121
                                            ===============  ===============

   On October 31, 2002, one shareholder held approximately 13% of the outstanding shares of TempFund, two shareholders held approximately 47% of FedFund, one shareholder held approximately 27% of T-Fund, two shareholders held approximately 40% of Federal Trust Fund, one shareholder held approximately 14% of Treasury Trust Fund, one shareholder held approximately 15% of MuniFund, one shareholder held approximately 34% of MuniCash, one shareholder held approximately 23% of California Money Fund and three shareholders held approximately 70% of New York Money Fund, two shareholders held approximately 37% of T-Fund, two shareholders held approximately 28% of Federal Trust Fund, two shareholders held approximately 32% of MuniFund and one shareholder held approximately 23% of California Money Fund. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(D)   At October 31, 2002, net assets consisted of :

                                                     TEMPFUND                 TEMPCASH                FEDFUND
                                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                              -----------------------  ----------------------  ---------------------
Paid-in capital..............................     $    24,447,954,358      $    7,597,631,741     $    2,593,546,243
Accumulated net realized loss on security
  transactions...............................                (468,456)                   (888)               (25,963)
                                              -----------------------  ----------------------  ---------------------
   Net Assets................................     $    24,447,485,902      $    7,597,630,853     $    2,593,520,280
                                              =======================  ======================  =====================

                                                      T-FUND               FEDERAL TRUST           TREASURY TRUST
                                                     PORTFOLIO             FUND PORTFOLIO          FUND PORTFOLIO
                                              -----------------------  ----------------------  ---------------------
Paid-in capital..............................     $     3,545,174,113      $      199,068,595     $    1,408,907,241
Accumulated net realized loss on security
  transactions...............................                 (58,360)                (59,102)              (287,568)
                                              -----------------------  ----------------------  ---------------------
   Net Assets................................     $ 3,545,115,7    53      $  199,009,49    3     $    1,408,619,673
                                              =======================  ======================  =====================

                                                                              MUNIFUND                MUNICASH
                                                                             PORTFOLIO               PORTFOLIO
                                                                       ----------------------  ---------------------
Paid-in capital.......................................................     $    1,150,809,312     $ 1,316,284,12   9
Accumulated net realized loss on security transactions................                (31,029)               (55,487)
                                                                       ----------------------  ---------------------
   Net Assets......................................................        $    1,150,778,283     $    1,316,228,642
                                                                       ======================  =====================

                                                                          CALIFORNIA MONEY         NEW YORK MONEY
                                                                           FUND PORTFOLIO          FUND PORTFOLIO
                                                                       ----------------------  ---------------------
Paid-in capital.......................................................     $      486,746,952     $      383,791,214
Accumulated net realized loss on security transactions................                (76,526)                (1,390)
                                                                       ----------------------  ---------------------
   Net Assets......................................................        $      486,670,426     $      383,789,824
                                                                       ======================  =====================

(E)  Federal Tax Information

   No provision is made for Federal taxes as it is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2002.

   Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.
The following permanent differences as of October 31, 2002, attributable to capital loss carryover expirations, were reclassified to the following accounts:

                                                        INCREASE/
                                           INCREASE     (DECREASE)
                               DECREASE  ACCUMULATED  UNDISTRIBUTED
                                PAID-    NET REALIZED NET INVESTMENT
                              IN-CAPITAL     GAIN         INCOME
                              ---------- ------------ --------------
           MuniCash Portfolio  $(3,461)     $3,461        $  --

   These reclassifications had no effect on net assets or net asset value per share.

                   Notes to Financial Statements (Concluded)


   As of October 31, 2002, the components of distributable earnings/(accumulated losses) were as follows:

                                   UNDISTRIBUTED UNDISTRIBUTED    CAPITAL
                                     TAX-FREE      ORDINARY        LOSS
                                      INCOME        INCOME     CARRYFORWARDS
                                   ------------- ------------- -------------
   TempFund Portfolio                       --    $34,933,165    $(468,456)
   TempCash Portfolio                       --     11,551,058         (888)
   FedFund Portfolio                        --      3,463,929      (25,963)
   T-Fund Portfolio                         --      4,754,045      (58,360)
   Federal Trust Fund Portfolio             --        242,781      (57,208)
   Treasury Trust Fund Portfolio            --      1,533,747     (287,568)
   MuniFund Portfolio               $1,479,431             --      (31,029)
   MuniCash Portfolio                1,724,399             --      (50,787)
   California Money Fund Portfolio     617,961             --      (76,526)
   New York Money Fund Portfolio       469,976             --       (1,390)

   At October 31, 2002, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                         Expiring October 31
                              -------------------------------------------------------------------------
                               2003    2004    2005    2006   2007     2008    2009     2010    Total
                              ------- ------- ------- ------ ------- -------- ------- -------- --------
TempFund Portfolio                 --      --      --     --      --       --      -- $468,456 $468,456
TempCash Portfolio                 --      --      --     --      --       --      --      888      888
FedFund Portfolio                  -- $ 2,632 $23,331     --      --       --      --       --   25,963
T-Fund Portfolio                   --      --      --     --      -- $ 58,360      --       --   58,360
Federal Trust Fund Portfolio  $32,439  16,364   8,405     --      --       --      --       --   57,208
Treasury Trust Fund Portfolio      --   6,015      --     -- $66,491  123,242 $91,820       --  287,568
MuniFund Portfolio                 --      --      --     --  17,276   13,753      --       --   31,029
MuniCash Portfolio                 --      --      --     --  28,918   21,869      --       --   50,787
California Money Fund
Portfolio                          --      --  10,699     --      --       --  65,827       --   76,526
New York Money Fund
Portfolio                          --      --      -- $1,390      --       --      --       --    1,390

                       Report of Independent Accountants

To the Board of Trustees and Shareholders of BlackRock Provident Institutional Funds

   In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (portfolios of BlackRock Provident Institutional Funds, hereafter referred to as "BPIF") at October 31, 2002, the results of its operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for the three years in the period then ended and the eleven months in the period ended October 31,1999 (for MuniFund and MuniCash) and for each of the periods presented (for TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, California Money Fund and New York Money Fund), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the BPIF's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the two years in the period ended November 30, 1998 of MuniFund and MuniCash were audited by other independent accountants whose report dated January 8, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, PA 19103
December 16, 2002

                    BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

                                FUND MANAGEMENT

   Information pertaining to the Trustees and officers of the trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

----------------------------------------------------------------------------------------------------------------

      NAME, ADDRESS           POSITION(S)    TERM OF            PRINCIPAL OCCUPATION(S)            NUMBER OF
       AND AGE/1/           HELD WITH TRUST   OFFICE              DURING PAST 5 YEARS              PORTFOLIOS
                                            AND LENGTH                                              IN FUND
                                             OF TIME                                                COMPLEX
                                            SERVED/2/                                               OVERSEEN
                                                                                                  BY TRUSTEE/3/
----------------------------------------------------------------------------------------------------------------
                                                       INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

 Ralph L. Schlosstein/4/     Trustee,        1 year     President and Director, BlackRock, Inc.;       54
 Age: 51                     Chairman                   Trustee: Visiting Board of Overseers of
                             and                        John F. Kennedy School of Government
                             President                  of Harvard University; Financial
                                                        Institutions Center of The Wharton
                                                        School of the University of
                                                        Pennsylvania; Trinity School; New
                                                        Visions for Public Education.
----------------------------------------------------------------------------------------------------------------
                                                     DISINTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

 G. Nicholas Beckwith, III   Trustee         3 years    President and Chief Executive Officer,         10
 Age: 57                                                Beckwith Machinery Company;
                                                        Chairman of the Board of Directors,
                                                        University of Pittsburgh Medical Center
                                                        Health System; Board of Visitors,
                                                        University of Pittsburgh School of
                                                        Medicine; Board of Directors, Shadyside
                                                        Hospital Foundation; Beckwith Institute
                                                        for Innovation in Patient Care; UPMC
                                                        Rehabilitation Hospital; Brown
                                                        University's Corporation Committee on
                                                        Biomedical Affairs; Trustee: Shady Side
                                                        Academy; Claude Worthington
                                                        Benedum Foundation; Chatham
                                                        College; University of Pittsburgh.
----------------------------------------------------------------------------------------------------------------

 Jerrold B. Harris           Trustee         3 years    Until September 1, 1999, President and         10
 Age: 60                                                Chief Executive Officer, VWR Scientific
                                                        Products Corp.; Trustee, Ursinus
                                                        College.
----------------------------------------------------------------------------------------------------------------

 Rodney D. Johnson           Trustee         3 years    President, Fairmont Capital Advisors,          10
 Age: 61                                                Inc.
----------------------------------------------------------------------------------------------------------------

 Joseph P. Platt, Jr.        Trustee         3 years    Partner, Amarna Partners (private              10
 Age: 55                                                investment company); formerly, a
                                                        Director and Executive Vice President of
                                                        Johnson & Higgins.
----------------------------------------------------------------------------------------------------------------

 Robert C. Robb, Jr.         Trustee         3 years    Partner, Lewis, Eckert, Robb &                 10
 Age: 57                                                Company (management and financial
                                                        consulting firm); Trustee, EQK Realty
                                                        Investors; Director, Tamaqua Cable
                                                        Products Company; Director, Brynwood
                                                        Partners; former Director, PNC Bank.
----------------------------------------------------------------------------------------------------------------

 Kenneth L. Urish            Trustee         3 years    Managing Partner, Urish Popeck & Co.           10
 Age: 52                                                LLC (certified public accountants and
                                                        consultants).
----------------------------------------------------------------------------------------------------------------

-----------------------------------------------

      NAME, ADDRESS         OTHER DIRECTORSHIPS
       AND AGE/1/             HELD BY TRUSTEE




-----------------------------------------------
                                                       INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

 Ralph L. Schlosstein/4/     Director,
 Age: 51                     BlackRock
                             Family of Closed-
                             End Funds (44
                             portfolios).



-----------------------------------------------
                                                     DISINTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

 G. Nicholas Beckwith, III
 Age: 57













-----------------------------------------------

 Jerrold B. Harris
 Age: 60


-----------------------------------------------

 Rodney D. Johnson
 Age: 61
-----------------------------------------------

 Joseph P. Platt, Jr.
 Age: 55


-----------------------------------------------

 Robert C. Robb, Jr.
 Age: 57




-----------------------------------------------

 Kenneth L. Urish
 Age: 52

-----------------------------------------------

                    BLACKROCK PROVIDENT INSTITUTIONAL FUNDS

                          FUND MANAGEMENT (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------

    NAME, ADDRESS         POSITION(S)    TERM OF         PRINCIPAL OCCUPATION(S)            NUMBER OF     OTHER DIRECTORSHIPS
     AND AGE/1/         HELD WITH TRUST   OFFICE           DURING PAST 5 YEARS              PORTFOLIOS      HELD BY TRUSTEE
                                        AND LENGTH                                           IN FUND
                                         OF TIME                                             COMPLEX
                                        SERVED/2/                                            OVERSEEN
                                                                                           BY TRUSTEE/3/
------------------------------------------------------------------------------------------------------------------------------

 Frederick W. Winter     Trustee         3 years    Dean, Joseph M. Katz School of              10         Director, Alkon
 Age: 58                                            Business--University of Pittsburgh;                    Corporation
                                                    formerly, Dean, School of                              (1992-present).
                                                    Management--State University of New
                                                    York at Buffalo (1994-1997); former
                                                    Director, Rand Capital (1996-1997);
                                                    former Director, Bell Sports (1991-
                                                    1998).
------------------------------------------------------------------------------------------------------------------------------
                                             OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------

 Anne Ackerley           Anti-Money      1 month    Managing Director, BlackRock Advisors, Inc. since May 2000; First Vice
 BlackRock, Inc.         Laundering                 President and Operating Officer, Mergers and Acquisitions Group (1997-
 40 E. 52nd Street       Compliance                 2000), First Vice President and Operating Officer, Public Finance Group
 New York, NY 10022      Officer                    (1995-1997), and First Vice President, Emerging Markets Fixed Income
 Age: 40                                            Research (1994-1995), Merrill Lynch & Co.
------------------------------------------------------------------------------------------------------------------------------

 Paul Audet              Treasurer       1 year     Managing Director and Chief Financial Officer, BlackRock, Inc. (since
 BlackRock, Inc.                                    1998); Treasurer, BlackRock Funds (since 2002); Senior Vice President,
 40 East 52nd Street                                PNC Bank Corp. (1991-1998).
 New York, NY 10022
 Age: 49
------------------------------------------------------------------------------------------------------------------------------

 Ellen L. Corson         Assistant       1 year     Vice President and Director of Mutual Fund Accounting and
 PFPC Inc.               Treasurer                  Administration, PFPC Inc. (since November 1997); Assistant Vice
 103 Bellevue Parkway                               President, PFPC Inc. (March 1997 to November 1997); Senior
 Wilmington, DE 19809                               Accounting Officer, PFPC Inc. (March 1993 to March 1997).
 Age: 38
------------------------------------------------------------------------------------------------------------------------------

 W. Bruce McConnel       Secretary       3 years    Partner of the law firm of Drinker Biddle & Reath LLP, Philadelphia,
 Drinker Biddle &                                   Pennsylvania.
 Reath LLP
 One Logan Square
 18th & Cherry Streets
 Philadelphia, PA
 19103-6996
 Age: 59
------------------------------------------------------------------------------------------------------------------------------

1. Each Trustee may be contacted by writing to the Trust, c/o BlackRock Institutional Management Corporation, Attn: Brian Kindelan, 100 Bellevue Parkway, Wilmington, DE 19809.
2. Each Trustee shall hold office until his respective successor has been duly elected and qualified. Each officer serves a one-year term.
3. The Fund Complex consists of all registered investment companies for which BlackRock Institutional Management Corporation, or its affiliates, serves as investment adviser.
4. Mr. Schlosstein is an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and owns securities of BlackRock, Inc., which is BIMC's parent.

Investment Adviser
   BlackRock Institutional Management Corporation
   Wilmington, Delaware 19809

Co-Administrator
      BlackRock Institutional Management Corporation
      Wilmington, Delaware 19809

Co-Administrator and Transfer Agent
      PFPC Inc.
      Wilmington, DE 19809

Distributor
      BlackRock Distributors, Inc.
      King of Prussia, Pennsylvania 19406

Custodian
      PFPC Trust Co.
      Philadelphia, Pennsylvania 19153

Counsel
      Drinker Biddle & Reath LLP
      Philadelphia, Pennsylvania 19103

Independent Accountants
      PricewaterhouseCoopers LLP
      Philadelphia, Pennsylvania 19103

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

                                                                     BPIF-A-001